UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21774

First Trust Exchange-Traded AlphaDEX® Fund II
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 765-8000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

First Trust Exchange-Traded AlphaDEX® Fund II
Semi-Annual Report
June 30, 2020

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
First Trust Europe AlphaDEX® Fund (FEP)
First Trust Latin America AlphaDEX® Fund (FLN)
First Trust Brazil AlphaDEX® Fund (FBZ)
First Trust China AlphaDEX® Fund (FCA)
First Trust Japan AlphaDEX® Fund (FJP)
First Trust South Korea AlphaDEX® Fund (FKO)
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
First Trust Emerging Markets AlphaDEX® Fund (FEM)
First Trust Germany AlphaDEX® Fund (FGM)
First Trust Canada AlphaDEX® Fund (FCAN)
First Trust Australia AlphaDEX® Fund (FAUS)
First Trust United Kingdom AlphaDEX® Fund (FKU)
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
First Trust Hong Kong AlphaDEX® Fund (FHK)
First Trust Switzerland AlphaDEX® Fund (FSZ)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
First Trust Eurozone AlphaDEX® ETF (FEUZ)
AlphaDEX® is a registered trademark of First Trust Portfolios L.P.

First Trust Exchange-Traded AlphaDEX® Fund II
Semi-Annual Report
June 30, 2020

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX® Fund II (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded AlphaDEX® Fund II
Semi-Annual Letter from the Chairman and CEO
June 30, 2020
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Exchange-Traded AlphaDEX® Fund II (the “Funds”), which contains detailed information about the Funds for the six months ended June 30, 2020.
The past six months have been a whirlwind in the U.S. and abroad. While it is believed that the coronavirus (“COVID-19”) pandemic was first discovered in Wuhan, China around the close of 2019, the country that has been hit the hardest since its onset is the U.S., according to data provided by the Johns Hopkins University Coronavirus Resource Center. As of July 17, 2020, there were 13.90 million confirmed cases of COVID-19 worldwide. The U.S. accounted for 3.62 million of them, the most of any country by far. Over the same period, there were 592,806 confirmed deaths from the virus worldwide. Once again, the U.S. led all countries with 138,840 deaths. Brazil was a distant second at 76,688 deaths. Having tried a stay-at-home mandate for much of the U.S. during the initial stages of the virus, a few large states did elect to reopen sooner than others and it appears to have backfired. Three such states − Georgia, Florida and Texas – have experienced a surge in COVID-19 cases.
Having said all that, the optimist in me is just as focused on finding a remedy for COVID-19, which seems likely to come in the form of a new vaccine. There are more than 100 COVID-19 vaccines in development and at least 20 of them are expected to begin human testing this year, according to Research and Markets, a provider of market analysis and insight into 800+ industries. Due to the severity of COVID-19, some governments around the globe appear to be ready to fast track any medicines demonstrating a high degree of efficacy in clinical testing. If we do not get a vaccine in the foreseeable future, perhaps therapeutics can tide us over.
The extent of the economic fallout from COVID-19 was put into perspective on July 30, 2020, as the economy posted its second consecutive quarter of negative U.S. gross domestic product (“GDP”). Real U.S. GDP growth declined by an annualized 32.9% in the second quarter, much worse than the 5.0% annualized decline registered in the first quarter of 2020, according to data from the Bureau of Economic Analysis. The two consecutive negative quarters of GDP growth is confirmation that the U.S. economy is in a recession. A recent survey by Primerica found that 86% of middle-income U.S. households have been financially impacted by the pandemic and 51% of those polled said they are concerned they might run out of money to purchase necessities by year-end. For these and other reasons, we believe the Trump Administration and Congress are likely to appropriate additional forms of stimulus to help Americans cope with the ongoing financial burdens associated with COVID-19.
Perhaps the best word to describe the relationship between the economy and the stock market these days is disconnected. The rally in stocks does not reflect the pain in the economy. On the other hand, exceptionally low interest rates and bond yields may be inspiring investors to assume more risk to generate more return. This is the appropriate time to utter the following: Don’t fight the Federal Reserve! The rebound in the stock market from its sharp sell-off in the first quarter of 2020 has been confidence-inspiring, in my opinion. The stock market is essentially a discounting mechanism that takes forecasts and other forward-looking information into account to value companies today. It could be that investors are looking beyond 2020 results to expected 2021 results. Bloomberg’s consensus 2020 and 2021 estimated earnings growth rates for the S&P 500® Index were -21.89% and 25.53%, respectively, as of July 17, 2020. While the ride could be a bit bumpy over the next few months (think presidential election), stay the course!
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded AlphaDEX® Fund II
Semi-Annual Report
June 30, 2020 (Unaudited)
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 27 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign- Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy
A year ago, we were laser focused on the Trump Administration’s trade war with China. Little did we know back then that we would be swapping anxiety over tariffs for a virus pandemic. The coronavirus (“COVID-19”) has been front and center since its onset early in the first quarter of 2020. Its arrival ended the bull market in stocks and temporarily shuttered a major chunk of not only the U.S. economy, but economies around the globe. The U.S. economy contracted by an annualized 5.0% in the first quarter of 2020, according to the Bureau of Economic Analysis. The National Bureau of Economic Research, the organization that determines the beginning and end of business cycles in the U.S., reported on June 8, 2020, that U.S. economic activity peaked in February of this year. That marked the end of a 128-month economic expansion, the longest in this nation’s history. For all intents and purposes, the U.S. economy is in recession.
While the trillions of dollars of stimulus that have been appropriated by government leaders and central bankers around the globe are helping to prop up economies decimated (by both financial cost and human toll) by COVID-19, we believe that its primary objective is to simply buy time so that health care companies can develop therapeutics and vaccines to combat the virus. There are indicators we can cite that show just how rough it is in the business world despite the stimulus efforts. One of our go to barometers is the default rate on lower-quality, high yield corporate bonds. As of June 30, 2020, the trailing 12-month global speculative-grade default rate was 5.4%, according to Moody’s Investors Service. It now stands above its historical average of 4.1%. Moody’s estimates that the rate will climb to 9.3% by the end of 2020. That happens to coincide with the target date for when some pundits believe we could see the first FDA-approved vaccines for COVID-19. This is something we plan to monitor closely.
The International Monetary Fund (“IMF”) is forecasting year-over-year global growth rate estimates of -4.9% for 2020 and 5.4% for 2021, compared to 3.6% in 2018 and 2.9% in 2019. With respect to the U.S., it sees gross domestic product growth declining by an estimated 8.0% in 2020 and then rebounding 4.5% in 2021. That is in line with the -8.0% and 4.8% estimates for 2020 and 2021 for all Advanced Economies. Emerging Market and Developing Economies are expected to hold up better than their developed nation counterparts. The IMF puts their growth rate targets at -3.0% for 2020 and 5.9% for 2021.
An annual survey by Bankrate found that Americans favor stocks when investing long-term, according to its own release. When investing money that would not be needed for more than a decade, 28% of those polled selected stocks over other options, up from 20% a year ago. Real Estate, which was last year’s top pick, was a close second at 26%, followed by cash investments (savings accounts or certificates of deposit) at 18%. Gold/precious metals appealed to 14% of respondents. Both bonds and cryptocurrency came in at 4%.
Investors continue to embrace exchange-traded funds (“ETFs”) and related exchange-traded products (“ETPs”). ETFGI, an independent research and consultancy firm, reported that total assets invested in ETFs/ETPs listed globally stood at $6.28 trillion at the end of June 2020, with U.S. listed ETFs/ETPs accounting for $4.34 trillion of it, according to its own release. In the first half of 2020, net inflows to ETFs/ETPs listed globally totaled $294.48 billion. The category with the largest net inflows was fixed income at $105.83 billion, followed by equities at $88.88 billion and commodities at $53.58 billion. These figures are encouraging, in our opinion, considering the elevated volatility in the markets stemming from the COVID-19 pandemic.
Foreign Stocks and Bonds
The U.S. dollar rose by 1.04% against a basket of major currencies in the first half of 2020, as measured by the U.S. Dollar Index (DXY). With respect to U.S. investors, a small gain like that would not have had much of an impact on the returns of foreign securities that were not hedged. Foreign stocks and bonds delivered mixed results in the first half of this year.
The Bloomberg Barclays EM Hard Currency Aggregate Index of emerging markets debt posted a total return of -0.85% (USD), while the Bloomberg Barclays Global Aggregate Index of higher quality debt rose by 2.98% (USD). With respect to equities, the MSCI Emerging Markets Index of stocks posted a total return of -9.78% (USD), while the MSCI World ex USA Index posted a total return of -11.49% (USD).

Fund Performance Overview (Unaudited)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
The First Trust Asia Pacific ex-Japan AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Asia Pacific Ex-Japan Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC (the “Nasdaq”) under the ticker symbol “FPA.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ DM Asia Pacific Ex-Japan Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/20	1 Year Ended 6/30/20	5 Years Ended 6/30/20	Inception (4/18/11) to 6/30/20	5 Years Ended 6/30/20	Inception (4/18/11) to 6/30/20
Fund Performance
NAV	-13.56%	-15.38%	-1.78%	0.54%	-8.57%	5.06%
Market Price	-14.22%	-15.77%	-1.84%	0.41%	-8.89%	3.85%
Index Performance
NASDAQ AlphaDEX® Asia Pacific Ex-Japan Index(1)	-13.36%	-15.06%	-0.92%	N/A	-4.52%	N/A
NASDAQ DM Asia Pacific Ex-Japan Index(1)	-10.38%	-8.40%	N/A	N/A	N/A	N/A
MSCI Pacific ex-Japan Index	-12.98%	-12.74%	2.68%	2.44%	14.14%	24.84%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Asia Pacific Ex-Japan Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA) (Continued)
Sector Allocation	% of Total Long-Term Investments
Real Estate	15.9%
Health Care	15.4
Materials	12.5
Consumer Staples	11.6
Consumer Discretionary	10.8
Industrials	9.9
Communication Services	9.6
Information Technology	5.7
Energy	4.7
Financials	2.7
Utilities	1.2
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Santos Ltd.	2.4%
Kakao Corp.	2.4
Samsung Biologics Co., Ltd.	2.2
Fortescue Metals Group Ltd.	2.2
Samsung SDI Co., Ltd.	2.1
Domino’s Pizza Enterprises Ltd.	2.1
NAVER Corp.	1.8
a2 Milk Co., Ltd.	1.7
Kia Motors Corp.	1.7
LG Innotek Co., Ltd.	1.7
Total	20.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through June 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	71	40	4	0
1/1/16 – 12/31/16	73	34	4	0
1/1/17 – 12/31/17	102	47	5	0
1/1/18 – 12/31/18	51	10	1	0
1/1/19 – 12/31/19	44	9	0	0
1/1/20 – 6/30/20	8	1	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	76	52	9	0
1/1/16 – 12/31/16	81	52	7	1
1/1/17 – 12/31/17	69	28	0	0
1/1/18 – 12/31/18	104	71	13	1
1/1/19 – 12/31/19	88	83	27	1
1/1/20 – 6/30/20	27	44	36	9

Fund Performance Overview (Unaudited) (Continued)
First Trust Europe AlphaDEX® Fund (FEP)
The First Trust Europe AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Europe Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FEP.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ DM Europe Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/20	1 Year Ended 6/30/20	5 Years Ended 6/30/20	Inception (4/18/11) to 6/30/20	5 Years Ended 6/30/20	Inception (4/18/11) to 6/30/20
Fund Performance
NAV	-18.19%	-11.75%	1.83%	2.75%	9.51%	28.37%
Market Price	-18.33%	-11.75%	1.74%	2.73%	9.02%	28.06%
Index Performance
NASDAQ AlphaDEX® Europe Index(1)	-18.09%	-11.23%	2.55%	N/A	13.41%	N/A
NASDAQ DM Europe Index(1)	-12.93%	-6.37%	1.46%	N/A	7.51%	N/A
MSCI Europe Index	-12.78%	-6.78%	1.46%	3.02%	7.51%	31.50%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Europe Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Europe AlphaDEX® Fund (FEP) (Continued)
Sector Allocation	% of Total Long-Term Investments
Health Care	14.9%
Industrials	14.6
Consumer Discretionary	13.1
Materials	12.6
Financials	11.9
Consumer Staples	7.5
Utilities	5.8
Information Technology	5.6
Real Estate	5.4
Communication Services	4.9
Energy	3.7
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Evolution Gaming Group AB	1.2%
Kinnevik AB, Class B	1.1
ASM International N.V.	1.1
Wizz Air Holdings PLC	1.0
Iliad S.A.	1.0
Bechtle AG	1.0
Adyen N.V.	1.0
Porsche Automobil Holding SE (Preference Shares)	1.0
Sartorius AG (Preference Shares)	1.0
RWE AG	0.9
Total	10.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through June 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	144	46	5	0
1/1/16 – 12/31/16	46	4	0	0
1/1/17 – 12/31/17	177	28	0	0
1/1/18 – 12/31/18	139	17	1	0
1/1/19 – 12/31/19	76	3	0	0
1/1/20 – 6/30/20	36	6	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	51	6	0	0
1/1/16 – 12/31/16	170	29	3	0
1/1/17 – 12/31/17	46	0	0	0
1/1/18 – 12/31/18	89	3	1	1
1/1/19 – 12/31/19	168	4	1	0
1/1/20 – 6/30/20	62	16	4	1

Fund Performance Overview (Unaudited) (Continued)
First Trust Latin America AlphaDEX® Fund (FLN)
The First Trust Latin America AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Latin America Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FLN.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Latin America Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/20	1 Year Ended 6/30/20	5 Years Ended 6/30/20	Inception (4/18/11) to 6/30/20	5 Years Ended 6/30/20	Inception (4/18/11) to 6/30/20
Fund Performance
NAV	-34.60%	-28.20%	-0.29%	-4.29%	-1.42%	-33.19%
Market Price	-34.94%	-28.09%	-0.37%	-4.34%	-1.84%	-33.49%
Index Performance
NASDAQ AlphaDEX® Latin America Index(1)	-34.40%	-27.53%	0.54%	N/A	2.71%	N/A
NASDAQ Latin America Index(1)	-36.59%	-32.48%	-2.53%	N/A	-12.01%	N/A
MSCI EM Latin America Index	-35.23%	-32.46%	-3.22%	-6.47%	-15.09%	-45.95%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Latin America Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Latin America AlphaDEX® Fund (FLN) (Continued)
Sector Allocation	% of Total Long-Term Investments
Utilities	22.8%
Consumer Staples	19.7
Materials	16.1
Financials	10.8
Consumer Discretionary	9.0
Energy	7.0
Communication Services	6.9
Industrials	4.1
Real Estate	2.8
Health Care	0.8
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Petroleo Brasileiro S.A. (Preference Shares)	4.2%
WEG S.A.	4.1
Magazine Luiza S.A.	4.0
Grupo Mexico S.A.B. de C.V., Series B	3.5
Centrais Eletricas Brasileiras S.A., Class B (Preference Shares)	3.3
Cia Energetica de Minas Gerais (Preference Shares)	3.3
Cia de Saneamento Basico do Estado de Sao Paulo	3.2
Cia Paranaense de Energia, Class B (Preference Shares)	3.1
Raia Drogasil S.A.	2.9
Enel Americas S.A.	2.9
Total	34.5%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through June 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	83	36	1	0
1/1/16 – 12/31/16	83	14	6	1
1/1/17 – 12/31/17	46	37	2	0
1/1/18 – 12/31/18	69	11	1	1
1/1/19 – 12/31/19	93	9	1	0
1/1/20 – 6/30/20	44	9	1	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	110	21	1	0
1/1/16 – 12/31/16	88	56	2	2
1/1/17 – 12/31/17	113	53	0	0
1/1/18 – 12/31/18	120	48	1	0
1/1/19 – 12/31/19	117	31	1	0
1/1/20 – 6/30/20	33	28	5	5

Fund Performance Overview (Unaudited) (Continued)
First Trust Brazil AlphaDEX® Fund (FBZ)
The First Trust Brazil AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Brazil Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FBZ.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Brazil Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/20	1 Year Ended 6/30/20	5 Years Ended 6/30/20	Inception (4/18/11) to 6/30/20	5 Years Ended 6/30/20	Inception (4/18/11) to 6/30/20
Fund Performance
NAV	-35.69%	-24.61%	3.34%	-5.02%	17.88%	-37.74%
Market Price	-35.87%	-24.16%	3.48%	-5.00%	18.64%	-37.60%
Index Performance
NASDAQ AlphaDEX® Brazil Index(1)	-34.74%	-22.68%	5.40%	N/A	30.05%	N/A
NASDAQ Brazil Index(1)	-39.91%	-33.67%	2.44%	N/A	12.81%	N/A
MSCI Brazil Index	-38.86%	-33.37%	0.36%	-6.68%	1.82%	-47.06%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Brazil Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Brazil AlphaDEX® Fund (FBZ) (Continued)
Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	29.7%
Utilities	22.1
Materials	10.5
Energy	7.0
Financials	6.2
Communication Services	5.9
Consumer Staples	5.6
Industrials	5.4
Health Care	5.1
Real Estate	1.3
Information Technology	1.2
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Magazine Luiza S.A.	5.6%
Via Varejo S.A.	5.1
Cosan S.A.	3.8
Bradespar S.A. (Preference Shares)	3.6
Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	3.5
TIM Participacoes S.A.	3.4
WEG S.A.	3.3
Centrais Eletricas Brasileiras S.A., Class B (Preference Shares)	3.2
Cia Energetica de Minas Gerais (Preference Shares)	3.0
Notre Dame Intermedica Participacoes S.A.	3.0
Total	37.5%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through June 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	32	7	5	0
1/1/16 – 12/31/16	88	14	3	2
1/1/17 – 12/31/17	71	21	2	0
1/1/18 – 12/31/18	104	13	2	4
1/1/19 – 12/31/19	66	6	1	0
1/1/20 – 6/30/20	43	11	3	1
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	78	123	6	1
1/1/16 – 12/31/16	101	39	4	1
1/1/17 – 12/31/17	122	34	1	0
1/1/18 – 12/31/18	112	14	2	0
1/1/19 – 12/31/19	87	89	3	0
1/1/20 – 6/30/20	34	24	7	2

Fund Performance Overview (Unaudited) (Continued)
First Trust China AlphaDEX® Fund (FCA)
The First Trust China AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® China Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FCA.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ China Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/20	1 Year Ended 6/30/20	5 Years Ended 6/30/20	Inception (4/18/11) to 6/30/20	5 Years Ended 6/30/20	Inception (4/18/11) to 6/30/20
Fund Performance
NAV	-7.29%	-2.89%	1.89%	0.70%	9.81%	6.58%
Market Price	-8.90%	-4.69%	1.73%	0.54%	8.96%	5.09%
Index Performance
NASDAQ AlphaDEX® China Index(1)	-7.11%	-2.62%	3.62%	N/A	19.43%	N/A
NASDAQ China Index(1)	2.92%	9.20%	4.75%	N/A	26.13%	N/A
MSCI China Index	3.51%	13.13%	5.32%	5.10%	29.57%	58.05%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® China Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust China AlphaDEX® Fund (FCA) (Continued)
Sector Allocation	% of Total Long-Term Investments
Real Estate	22.4%
Industrials	17.6
Consumer Discretionary	14.9
Materials	11.6
Energy	10.3
Utilities	6.5
Information Technology	5.6
Health Care	4.7
Communication Services	4.4
Financials	2.0
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Zhongsheng Group Holdings Ltd.	5.0%
A-Living Services Co., Ltd., Class H	4.4
Meituan Dianping, Class B	3.8
KWG Group Holdings Ltd.	3.6
China National Building Material Co., Ltd., Class H	3.5
Times China Holdings Ltd.	3.4
Yanzhou Coal Mining Co., Ltd., Class H	3.1
China Lesso Group Holdings Ltd.	3.0
China Aoyuan Group Ltd.	2.8
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	2.7
Total	35.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through June 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	58	35	19	6
1/1/16 – 12/31/16	42	14	2	0
1/1/17 – 12/31/17	24	12	0	0
1/1/18 – 12/31/18	78	76	26	3
1/1/19 – 12/31/19	89	49	10	2
1/1/20 – 6/30/20	29	13	4	1
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	69	44	19	2
1/1/16 – 12/31/16	65	91	36	2
1/1/17 – 12/31/17	100	96	18	1
1/1/18 – 12/31/18	47	17	3	1
1/1/19 – 12/31/19	84	14	3	1
1/1/20 – 6/30/20	36	25	12	5

Fund Performance Overview (Unaudited) (Continued)
First Trust Japan AlphaDEX® Fund (FJP)
The First Trust Japan AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Japan Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FJP.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Japan Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/20	1 Year Ended 6/30/20	5 Years Ended 6/30/20	Inception (4/18/11) to 6/30/20	5 Years Ended 6/30/20	Inception (4/18/11) to 6/30/20
Fund Performance
NAV	-9.20%	-1.79%	-0.16%	2.98%	-0.80%	31.01%
Market Price	-8.88%	-2.66%	-0.23%	2.89%	-1.13%	30.01%
Index Performance
NASDAQ AlphaDEX® Japan Index(1)	-9.08%	-1.27%	0.46%	N/A	2.32%	N/A
NASDAQ Japan Index(1)	-8.01%	2.00%	3.55%	N/A	19.04%	N/A
MSCI Japan Index	-7.12%	3.10%	3.45%	5.59%	18.47%	64.90%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Japan Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Japan AlphaDEX® Fund (FJP) (Continued)
Sector Allocation	% of Total Long-Term Investments
Industrials	23.2%
Consumer Discretionary	18.2
Information Technology	13.0
Consumer Staples	10.3
Materials	9.4
Health Care	6.8
Utilities	6.5
Financials	5.9
Communication Services	5.2
Real Estate	1.1
Energy	0.4
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Kobe Bussan Co., Ltd.	3.1%
Chugai Pharmaceutical Co., Ltd.	2.6
Welcia Holdings Co., Ltd.	2.3
Justsystems Corp.	2.3
Z Holdings Corp.	2.2
M3, Inc.	2.1
Tsuruha Holdings, Inc.	2.0
Nihon M&A Center, Inc.	2.0
Taiyo Yuden Co., Ltd.	1.9
Fujitsu Ltd.	1.8
Total	22.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through June 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	96	29	9	1
1/1/16 – 12/31/16	61	28	10	2
1/1/17 – 12/31/17	113	39	5	0
1/1/18 – 12/31/18	104	32	9	0
1/1/19 – 12/31/19	97	26	5	0
1/1/20 – 6/30/20	37	9	0	1
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	83	30	3	1
1/1/16 – 12/31/16	88	48	12	3
1/1/17 – 12/31/17	76	17	1	0
1/1/18 – 12/31/18	82	22	2	0
1/1/19 – 12/31/19	91	25	7	1
1/1/20 – 6/30/20	47	26	5	0

Fund Performance Overview (Unaudited) (Continued)
First Trust South Korea AlphaDEX® Fund (FKO)
The First Trust South Korea AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® South Korea Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FKO.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ South Korea Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/20	1 Year Ended 6/30/20	5 Years Ended 6/30/20	Inception (4/18/11) to 6/30/20	5 Years Ended 6/30/20	Inception (4/18/11) to 6/30/20
Fund Performance
NAV	-14.39%	-17.17%	-5.75%	-4.04%	-25.63%	-31.57%
Market Price	-13.99%	-17.90%	-6.59%	-4.08%	-28.88%	-31.85%
Index Performance
NASDAQ AlphaDEX® South Korea Index(1)	-13.90%	-17.54%	-5.40%	N/A	-24.26%	N/A
NASDAQ South Korea Index(1)	-5.91%	-0.16%	2.50%	N/A	13.14%	N/A
MSCI South Korea Index	-7.29%	0.39%	4.19%	1.17%	22.80%	11.31%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® South Korea Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust South Korea AlphaDEX® Fund (FKO) (Continued)
Sector Allocation	% of Total Long-Term Investments
Industrials	21.0%
Communication Services	18.5
Consumer Discretionary	16.9
Information Technology	11.4
Financials	8.7
Consumer Staples	7.2
Materials	6.9
Health Care	4.0
Energy	3.3
Utilities	2.1
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Kakao Corp.	6.5%
NAVER Corp.	5.4
Samsung Biologics Co., Ltd.	4.0
Samsung Electro-Mechanics Co., Ltd.	3.9
LG Corp.	3.6
HLB, Inc.	3.4
SK Holdings Co., Ltd.	3.3
KT Corp.	3.3
CJ Logistics Corp.	3.0
Hankook Tire & Technology Co., Ltd.	2.8
Total	39.2%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through June 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	27	18	2	18
1/1/16 – 12/31/16	49	28	7	1
1/1/17 – 12/31/17	49	32	6	0
1/1/18 – 12/31/18	52	50	7	2
1/1/19 – 12/31/19	41	11	5	1
1/1/20 – 6/30/20	18	11	7	2
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	57	66	40	24
1/1/16 – 12/31/16	72	64	23	8
1/1/17 – 12/31/17	85	63	16	0
1/1/18 – 12/31/18	59	58	23	0
1/1/19 – 12/31/19	40	57	93	4
1/1/20 – 6/30/20	29	23	26	9

Fund Performance Overview (Unaudited) (Continued)
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
The First Trust Developed Markets ex-US AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Developed Markets Ex-US Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FDT.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Developed Markets Ex-US Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/20	1 Year Ended 6/30/20	5 Years Ended 6/30/20	Inception (4/18/11) to 6/30/20	5 Years Ended 6/30/20	Inception (4/18/11) to 6/30/20
Fund Performance
NAV	-14.88%	-10.61%	0.49%	1.48%	2.46%	14.47%
Market Price	-14.83%	-10.72%	0.39%	1.44%	1.99%	14.09%
Index Performance
NASDAQ AlphaDEX® Developed Markets Ex-US Index(1)	-14.77%	-10.14%	1.36%	N/A	7.00%	N/A
NASDAQ Developed Markets Ex-US Index(1)	-11.37%	-4.82%	2.08%	N/A	10.84%	N/A
MSCI World ex USA Index	-11.49%	-5.42%	2.01%	3.13%	10.47%	32.76%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Developed Markets Ex-US Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT) (Continued)
Sector Allocation	% of Total Long-Term Investments
Industrials	14.2%
Materials	14.0
Consumer Discretionary	13.0
Consumer Staples	12.0
Health Care	11.5
Information Technology	7.3
Real Estate	6.7
Financials	6.2
Communication Services	5.1
Energy	5.0
Utilities	5.0
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Shopify, Inc., Class A	1.1%
Kinross Gold Corp.	0.9
Kakao Corp.	0.8
Evolution Gaming Group AB	0.8
Lasertec Corp.	0.8
Fortescue Metals Group Ltd.	0.7
Kinnevik AB, Class B	0.7
Domino’s Pizza Enterprises Ltd.	0.7
Wizz Air Holdings PLC	0.7
Imperial Oil Ltd.	0.7
Total	7.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through June 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	132	45	2	0
1/1/16 – 12/31/16	99	15	1	0
1/1/17 – 12/31/17	193	35	0	0
1/1/18 – 12/31/18	123	13	0	0
1/1/19 – 12/31/19	75	4	0	0
1/1/20 – 6/30/20	20	1	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	61	11	1	0
1/1/16 – 12/31/16	109	26	2	0
1/1/17 – 12/31/17	23	0	0	0
1/1/18 – 12/31/18	99	16	0	0
1/1/19 – 12/31/19	159	13	1	0
1/1/20 – 6/30/20	72	29	3	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets AlphaDEX® Fund (FEM)
The First Trust Emerging Markets AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Emerging Markets Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FEM.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Emerging Markets Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/20	1 Year Ended 6/30/20	5 Years Ended 6/30/20	Inception (4/18/11) to 6/30/20	5 Years Ended 6/30/20	Inception (4/18/11) to 6/30/20
Fund Performance
NAV	-18.50%	-12.27%	1.37%	-0.72%	7.06%	-6.42%
Market Price	-20.09%	-13.83%	1.28%	-0.86%	6.55%	-7.67%
Index Performance
NASDAQ AlphaDEX® Emerging Markets Index(1)	-18.61%	-11.78%	2.91%	N/A	15.42%	N/A
NASDAQ Emerging Markets Index(1)	-12.99%	-7.54%	2.86%	N/A	15.14%	N/A
MSCI Emerging Markets Index	-9.78%	-3.39%	2.86%	0.78%	15.14%	7.36%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Emerging Markets Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets AlphaDEX® Fund (FEM) (Continued)
Sector Allocation	% of Total Long-Term Investments
Materials	13.3%
Energy	11.8
Industrials	11.1
Consumer Discretionary	10.6
Utilities	10.1
Information Technology	9.0
Health Care	8.8
Real Estate	8.3
Consumer Staples	7.9
Communication Services	5.8
Financials	3.3
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Zhongsheng Group Holdings Ltd.	1.5%
PTT Exploration & Production PCL	1.4
Petroleo Brasileiro S.A. (Preference Shares)	1.4
Gold Fields Ltd.	1.4
AK Medical Holdings Ltd.	1.4
Alibaba Health Information Technology Ltd.	1.3
Aselsan Elektronik Sanayi Ve Ticaret A.S.	1.2
Ping An Healthcare and Technology Co., Ltd.	1.2
BIM Birlesik Magazalar A.S.	1.2
KGHM Polska Miedz S.A.	1.2
Total	13.2%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through June 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	34	12	4	0
1/1/16 – 12/31/16	93	46	8	0
1/1/17 – 12/31/17	149	69	2	0
1/1/18 – 12/31/18	72	49	7	0
1/1/19 – 12/31/19	82	34	6	0
1/1/20 – 6/30/20	32	9	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	98	88	16	0
1/1/16 – 12/31/16	69	27	8	1
1/1/17 – 12/31/17	30	1	0	0
1/1/18 – 12/31/18	64	45	14	0
1/1/19 – 12/31/19	89	38	2	1
1/1/20 – 6/30/20	27	33	18	6

Fund Performance Overview (Unaudited) (Continued)
First Trust Germany AlphaDEX® Fund (FGM)
The First Trust Germany AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Germany Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FGM.” The Fund commenced trading on February 15, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Germany Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/20	1 Year Ended 6/30/20	5 Years Ended 6/30/20	Inception (2/14/12) to 6/30/20	5 Years Ended 6/30/20	Inception (2/14/12) to 6/30/20
Fund Performance
NAV	-7.80%	-1.72%	3.32%	5.55%	17.72%	57.25%
Market Price	-7.68%	-1.66%	3.18%	5.55%	16.95%	57.19%
Index Performance
NASDAQ AlphaDEX® Germany Index(1)	-7.69%	-1.28%	3.85%	N/A	20.81%	N/A
NASDAQ Germany Index(1)	-7.69%	-2.56%	1.58%	N/A	8.13%	N/A
MSCI Germany Index	-7.63%	-2.59%	1.80%	4.90%	9.33%	49.27%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Germany Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Germany AlphaDEX® Fund (FGM) (Continued)
Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	25.7%
Real Estate	11.7
Materials	11.5
Financials	11.3
Industrials	9.7
Communication Services	9.1
Information Technology	8.7
Utilities	7.0
Health Care	4.5
Consumer Staples	0.8
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Delivery Hero SE	6.0%
Bechtle AG	5.8
RWE AG	5.2
Zalando SE	3.9
Evonik Industries AG	3.8
Porsche Automobil Holding SE (Preference Shares)	3.6
TAG Immobilien AG	3.5
Talanx AG	3.4
BASF SE	3.4
Hannover Rueck SE	3.3
Total	41.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through June 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	137	13	4	0
1/1/16 – 12/31/16	80	10	0	0
1/1/17 – 12/31/17	157	5	0	0
1/1/18 – 12/31/18	100	18	1	0
1/1/19 – 12/31/19	124	9	0	0
1/1/20 – 6/30/20	43	4	0	1
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	88	10	0	0
1/1/16 – 12/31/16	150	11	1	0
1/1/17 – 12/31/17	88	1	0	0
1/1/18 – 12/31/18	125	6	1	0
1/1/19 – 12/31/19	115	3	1	0
1/1/20 – 6/30/20	54	16	5	2

Fund Performance Overview (Unaudited) (Continued)
First Trust Canada AlphaDEX® Fund (FCAN)
The First Trust Canada AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Canada Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FCAN.” The Fund commenced trading on February 15, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Canada Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/20	1 Year Ended 6/30/20	5 Years Ended 6/30/20	Inception (2/14/12) to 6/30/20	5 Years Ended 6/30/20	Inception (2/14/12) to 6/30/20
Fund Performance
NAV	-18.87%	-14.40%	-6.40%	-3.40%	-28.15%	-25.17%
Market Price	-18.70%	-14.17%	-6.33%	-3.39%	-27.88%	-25.10%
Index Performance
NASDAQ AlphaDEX® Canada Index(1)	-19.04%	-14.39%	-5.83%	N/A	-25.92%	N/A
NASDAQ Canada Index(1)	-13.22%	-7.98%	1.37%	N/A	7.06%	N/A
MSCI Canada Index	-12.91%	-8.24%	1.61%	1.35%	8.29%	11.88%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Canada Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Canada AlphaDEX® Fund (FCAN) (Continued)
Sector Allocation	% of Total Long-Term Investments
Financials	22.6%
Materials	14.9
Energy	12.9
Industrials	11.7
Information Technology	10.4
Consumer Discretionary	8.6
Real Estate	7.6
Utilities	7.5
Health Care	2.0
Communication Services	1.8
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Shopify, Inc., Class A	10.4%
BRP, Inc.	5.1
WSP Global, Inc.	4.9
Canadian Apartment Properties REIT	4.7
Yamana Gold, Inc.	4.5
AltaGas Ltd.	4.1
Onex Corp.	3.9
Brookfield Asset Management, Inc., Class A	3.7
Magna International, Inc.	3.5
iA Financial Corp., Inc.	3.3
Total	48.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through June 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	94	0	0	0
1/1/16 – 12/31/16	67	0	0	0
1/1/17 – 12/31/17	68	1	0	0
1/1/18 – 12/31/18	111	4	0	1
1/1/19 – 12/31/19	96	0	0	0
1/1/20 – 6/30/20	82	0	1	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	156	1	1	0
1/1/16 – 12/31/16	184	1	0	0
1/1/17 – 12/31/17	181	1	0	0
1/1/18 – 12/31/18	129	6	0	0
1/1/19 – 12/31/19	155	0	0	1
1/1/20 – 6/30/20	41	0	1	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Australia AlphaDEX® Fund (FAUS)
The First Trust Australia AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Australia Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol “FAUS.” The Fund commenced trading on February 15, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Australia Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/20	1 Year Ended 6/30/20	5 Years Ended 6/30/20	Inception (2/14/12) to 6/30/20	5 Years Ended 6/30/20	Inception (2/14/12) to 6/30/20
Fund Performance
NAV	-18.79%	-15.63%	2.07%	2.72%	10.81%	25.21%
Market Price	-19.80%	-16.36%	2.08%	2.64%	10.83%	24.34%
Index Performance
NASDAQ AlphaDEX® Australia Index(1)	-20.29%	-16.71%	2.22%	N/A	11.62%	N/A
NASDAQ Australia Index(1)	-12.88%	-10.61%	3.08%	N/A	16.39%	N/A
MSCI Australia Index	-13.95%	-11.50%	2.99%	2.87%	15.85%	26.73%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Australia Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Australia AlphaDEX® Fund (FAUS) (Continued)
Sector Allocation	% of Total Long-Term Investments
Materials	26.7%
Energy	19.4
Real Estate	13.5
Consumer Discretionary	10.8
Industrials	9.8
Financials	8.0
Health Care	6.3
Utilities	4.3
Consumer Staples	1.2
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Fortescue Metals Group Ltd.	6.9%
Ampol Ltd.	4.5
AGL Energy Ltd.	4.3
BlueScope Steel Ltd.	4.1
Rio Tinto Ltd.	4.1
GPT (The) Group	3.9
Lendlease Corp., Ltd.	3.7
Dexus	3.3
CSL Ltd.	3.3
Beach Energy Ltd.	3.2
Total	41.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through June 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	104	20	3	4
1/1/16 – 12/31/16	67	90	30	10
1/1/17 – 12/31/17	53	16	1	0
1/1/18 – 12/31/18	127	37	1	0
1/1/19 – 12/31/19	120	49	4	0
1/1/20 – 6/30/20	34	30	7	5
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	99	21	0	1
1/1/16 – 12/31/16	21	22	10	2
1/1/17 – 12/31/17	116	64	1	0
1/1/18 – 12/31/18	72	11	3	0
1/1/19 – 12/31/19	71	8	0	0
1/1/20 – 6/30/20	25	11	9	4

Fund Performance Overview (Unaudited) (Continued)
First Trust United Kingdom AlphaDEX® Fund (FKU)
The First Trust United Kingdom AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® United Kingdom Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FKU.” The Fund commenced trading on February 15, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ United Kingdom Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/20	1 Year Ended 6/30/20	5 Years Ended 6/30/20	Inception (2/14/12) to 6/30/20	5 Years Ended 6/30/20	Inception (2/14/12) to 6/30/20
Fund Performance
NAV	-27.66%	-16.82%	-4.43%	2.79%	-20.29%	25.93%
Market Price	-27.69%	-16.55%	-4.58%	2.78%	-20.90%	25.77%
Index Performance
NASDAQ AlphaDEX® United Kingdom Index(1)	-27.35%	-15.86%	-3.35%	N/A	-15.68%	N/A
NASDAQ United Kingdom Index(1)	-23.35%	-16.49%	-2.35%	N/A	-11.19%	N/A
MSCI United Kingdom Index	-23.26%	-17.73%	-2.46%	1.25%	-11.71%	10.96%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® United Kingdom Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust United Kingdom AlphaDEX® Fund (FKU) (Continued)
Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	27.6%
Materials	15.2
Industrials	14.9
Financials	14.4
Information Technology	6.9
Communication Services	5.2
Real Estate	4.3
Consumer Staples	3.2
Utilities	3.0
Health Care	2.7
Energy	2.6
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
boohoo Group PLC	3.2%
ASOS PLC	3.0
Rio Tinto PLC	2.9
Avast PLC	2.7
Flutter Entertainment PLC	2.7
Anglo American PLC	2.5
Wizz Air Holdings PLC	2.5
GVC Holdings PLC	2.4
B&M European Value Retail S.A.	2.4
Segro PLC	2.3
Total	26.6%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through June 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	115	58	4	0
1/1/16 – 12/31/16	111	11	0	0
1/1/17 – 12/31/17	92	1	0	0
1/1/18 – 12/31/18	105	18	1	1
1/1/19 – 12/31/19	95	25	3	0
1/1/20 – 6/30/20	37	17	6	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	66	9	0	0
1/1/16 – 12/31/16	121	9	0	0
1/1/17 – 12/31/17	148	10	0	0
1/1/18 – 12/31/18	111	14	1	0
1/1/19 – 12/31/19	91	35	3	0
1/1/20 – 6/30/20	42	16	6	1

Fund Performance Overview (Unaudited) (Continued)
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
The First Trust India NIFTY 50 Equal Weight ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NIFTY 50 Equal Weight Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “NFTY.” The Fund commenced trading on February 15, 2012.
The Index is an equally weighted total return index designed to provide diversified exposure to the NIFTY 50 Index, the main index for Indian equity securities. The NIFTY 50 Index is a market capitalization-weighted index comprising the 50 largest and most liquid Indian equity securities. All constituents of the NIFTY 50 Index will be included in the Index, but will be equally weighted.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/20	1 Year Ended 6/30/20	5 Years Ended 6/30/20	Inception (2/14/12) to 6/30/20	5 Years Ended 6/30/20	Inception (2/14/12) to 6/30/20
Fund Performance
NAV	-20.34%	-23.90%	-3.63%	1.23%	-16.87%	10.75%
Market Price	-19.59%	-23.49%	-3.26%	1.34%	-15.28%	11.75%
Index Performance
NIFTY 50 Equal Weight Index*	-18.49%	-21.77%	N/A	N/A	N/A	N/A
NIFTY 50 Index	-20.30%	-19.34%	2.04%	3.92%	10.62%	37.97%
(See Notes to Fund Performance Overview Page 42.)

*	On April 17, 2018, the Fund’s underlying index changed from the NASDAQ AlphaDEX® Taiwan Index to the Index. On July 14, 2015, the Fund’s underlying index changed from the Defined Taiwan Index to the NASDAQ AlphaDEX® Taiwan Index. Therefore, the Fund’s performance and total returns shown for the periods prior to April 17, 2018, are not necessarily indicative of the performance that the Fund, based on the current index, would have generated. Since the Fund’s new underlying index had an inception date of September 29, 2017, it was not in existence for all the periods disclosed.
The First Trust India NIFTY 50 Equal Weight ETF (the “Product”) offered by First Trust is not sponsored, endorsed, sold or promoted by NSE INDICES LIMITED (formerly known as India Index Services & Products Limited (IISL)). NSE INDICES LIMITED does not make any representation or warranty, express or implied (including warranties of merchantability or fitness for particular purpose or use) and disclaims all liability to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product linked to the NIFTY 50 Equal Weight Index or particularly in the ability of the NIFTY 50 Equal Weight Index to track general stock market performance in India. Please read the full Disclaimers in relation to the NIFTY 50 Equal Weight Index in the Prospectus and Statement of Additional Information.

Fund Performance Overview (Unaudited) (Continued)
First Trust India NIFTY 50 Equal Weight ETF (NFTY) (Continued)
Sector Allocation	% of Total Long-Term Investments
Financials	18.5%
Materials	17.9
Consumer Discretionary	14.0
Information Technology	10.0
Energy	9.6
Consumer Staples	8.3
Utilities	6.1
Communication Services	5.8
Health Care	5.8
Industrials	4.0
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Hero MotoCorp Ltd.	2.1%
Shree Cement Ltd.	2.1
Nestle India Ltd.	2.1
HCL Technologies Ltd.	2.1
ITC Ltd.	2.1
Bajaj Auto Ltd.	2.1
Eicher Motors Ltd.	2.1
Larsen & Toubro Ltd.	2.1
Bajaj Finance Ltd.	2.1
Britannia Industries Ltd.	2.1
Total	21.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through June 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	51	23	2	1
1/1/16 – 12/31/16	56	17	10	1
1/1/17 – 12/31/17	31	7	5	0
1/1/18 – 12/31/18	59	52	29	4
1/1/19 – 12/31/19	82	46	22	0
1/1/20 – 6/30/20	18	14	13	4
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	73	76	23	3
1/1/16 – 12/31/16	77	63	25	3
1/1/17 – 12/31/17	88	109	11	0
1/1/18 – 12/31/18	66	33	8	0
1/1/19 – 12/31/19	57	40	5	0
1/1/20 – 6/30/20	21	28	18	9

Fund Performance Overview (Unaudited) (Continued)
First Trust Hong Kong AlphaDEX® Fund (FHK)
The First Trust Hong Kong AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Hong Kong Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FHK.” The Fund commenced trading on February 15, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Hong Kong Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/20	1 Year Ended 6/30/20	5 Years Ended 6/30/20	Inception (2/14/12) to 6/30/20	5 Years Ended 6/30/20	Inception (2/14/12) to 6/30/20
Fund Performance
NAV	-9.68%	-10.89%	-1.04%	3.84%	-5.12%	37.13%
Market Price	-10.72%	-10.77%	-1.22%	3.73%	-5.94%	35.91%
Index Performance
NASDAQ AlphaDEX® Hong Kong Index(1)	-9.69%	-10.72%	0.50%	N/A	2.51%	N/A
NASDAQ Hong Kong Index(1)	-8.63%	-12.48%	1.58%	N/A	8.15%	N/A
MSCI Hong Kong Index	-9.75%	-14.71%	2.58%	6.37%	13.61%	67.68%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Hong Kong Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Hong Kong AlphaDEX® Fund (FHK) (Continued)
Sector Allocation	% of Total Long-Term Investments
Real Estate	44.2%
Consumer Discretionary	20.1
Industrials	11.3
Consumer Staples	7.6
Materials	6.8
Health Care	5.1
Information Technology	3.2
Communication Services	0.9
Financials	0.8
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Man Wah Holdings Ltd.	6.3%
Techtronic Industries Co., Ltd.	5.6
Sun Art Retail Group Ltd.	5.3
Shimao Group Holdings Ltd.	5.2
Sino Biopharmaceutical Ltd.	5.0
Nine Dragons Paper Holdings Ltd.	4.1
Hysan Development Co., Ltd.	3.9
Kerry Properties Ltd.	3.8
Champion REIT	3.7
Hang Lung Group Ltd.	3.6
Total	46.5%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through June 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	72	67	12	2
1/1/16 – 12/31/16	48	4	1	0
1/1/17 – 12/31/17	43	4	0	0
1/1/18 – 12/31/18	69	19	2	0
1/1/19 – 12/31/19	54	16	2	0
1/1/20 – 6/30/20	35	24	10	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	47	35	16	1
1/1/16 – 12/31/16	95	87	15	2
1/1/17 – 12/31/17	138	66	0	0
1/1/18 – 12/31/18	107	49	4	1
1/1/19 – 12/31/19	72	67	40	1
1/1/20 – 6/30/20	25	14	11	6

Fund Performance Overview (Unaudited) (Continued)
First Trust Switzerland AlphaDEX® Fund (FSZ)
The First Trust Switzerland AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Switzerland Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FSZ.” The Fund commenced trading on February 15, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Switzerland Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/20	1 Year Ended 6/30/20	5 Years Ended 6/30/20	Inception (2/14/12) to 6/30/20	5 Years Ended 6/30/20	Inception (2/14/12) to 6/30/20
Fund Performance
NAV	-7.93%	-2.78%	5.99%	8.12%	33.75%	92.24%
Market Price	-8.32%	-3.09%	5.82%	8.04%	32.66%	91.11%
Index Performance
NASDAQ AlphaDEX® Switzerland Index(1)	-8.41%	-2.96%	6.25%	N/A	35.38%	N/A
NASDAQ Switzerland Index(1)	-1.69%	6.28%	5.10%	N/A	28.23%	N/A
MSCI Switzerland Index	-1.84%	5.93%	5.49%	8.56%	30.65%	98.88%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Switzerland Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Switzerland AlphaDEX® Fund (FSZ) (Continued)
Sector Allocation	% of Total Long-Term Investments
Financials	25.4%
Industrials	21.6
Health Care	12.6
Materials	11.7
Communication Services	5.9
Utilities	5.7
Consumer Discretionary	5.5
Information Technology	5.1
Real Estate	3.8
Consumer Staples	2.7
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
BKW AG	5.7%
Logitech International S.A.	5.2
Vontobel Holding AG	4.6
Belimo Holding AG	4.6
Vifor Pharma AG	3.9
Sika AG	3.8
LafargeHolcim Ltd.	3.7
Kuehne + Nagel International AG	3.7
SFS Group AG	3.6
UBS Group AG	3.4
Total	42.2%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through June 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	135	20	1	0
1/1/16 – 12/31/16	78	6	0	0
1/1/17 – 12/31/17	171	5	0	0
1/1/18 – 12/31/18	116	17	2	0
1/1/19 – 12/31/19	78	5	0	0
1/1/20 – 6/30/20	46	5	3	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	78	17	1	0
1/1/16 – 12/31/16	155	12	1	0
1/1/17 – 12/31/17	74	1	0	0
1/1/18 – 12/31/18	104	12	0	0
1/1/19 – 12/31/19	164	5	0	0
1/1/20 – 6/30/20	43	20	7	1

Fund Performance Overview (Unaudited) (Continued)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
The First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Developed Markets Ex-US Small Cap Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FDTS.” The Fund commenced trading on February 16, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Developed Markets Ex-US Small Cap Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/20	1 Year Ended 6/30/20	5 Years Ended 6/30/20	Inception (2/15/12) to 6/30/20	5 Years Ended 6/30/20	Inception (2/15/12) to 6/30/20
Fund Performance
NAV	-15.08%	-7.23%	0.39%	3.14%	1.97%	29.54%
Market Price	-14.24%	-7.44%	0.37%	3.13%	1.84%	29.47%
Index Performance
NASDAQ AlphaDEX® Developed Markets Ex-US Small Cap Index(1)	-14.92%	-6.81%	1.20%	N/A	6.12%	N/A
NASDAQ Developed Markets Ex-US Small Cap Index(1)	-14.64%	-6.78%	1.84%	N/A	9.56%	N/A
MSCI World ex-USA Small Cap Index	-12.87%	-3.20%	3.56%	5.90%	19.09%	61.61%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Developed Markets Ex-US Small Cap Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS) (Continued)
Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	19.6%
Industrials	19.2
Information Technology	14.6
Materials	10.9
Energy	8.2
Consumer Staples	7.6
Health Care	6.2
Real Estate	5.7
Communication Services	3.2
Financials	2.9
Utilities	1.9
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Alteogen, Inc.	0.9%
Cenovus Energy, Inc.	0.8
Zur Rose Group AG	0.7
Shop Apotheke Europe N.V.	0.7
Seven Generations Energy Ltd., Class A	0.7
Handsome Co., Ltd.	0.6
DNO ASA	0.6
ITM Power PLC	0.6
Sandfire Resources Ltd.	0.6
Taiko Pharmaceutical Co., Ltd.	0.6
Total	6.8%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through June 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	42	23	7	7
1/1/16 – 12/31/16	16	1	0	0
1/1/17 – 12/31/17	10	4	0	0
1/1/18 – 12/31/18	92	23	2	0
1/1/19 – 12/31/19	40	7	0	0
1/1/20 – 6/30/20	31	8	4	1
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	125	44	3	1
1/1/16 – 12/31/16	58	137	38	2
1/1/17 – 12/31/17	44	171	22	0
1/1/18 – 12/31/18	92	37	5	0
1/1/19 – 12/31/19	108	75	20	2
1/1/20 – 6/30/20	28	25	25	3

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
The First Trust Emerging Markets Small Cap AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Emerging Markets Small Cap Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FEMS.” The Fund commenced trading on February 16, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Emerging Markets Small Cap Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/20	1 Year Ended 6/30/20	5 Years Ended 6/30/20	Inception (2/15/12) to 6/30/20	5 Years Ended 6/30/20	Inception (2/15/12) to 6/30/20
Fund Performance
NAV	-14.79%	-1.45%	2.98%	4.29%	15.81%	42.20%
Market Price	-16.27%	-2.22%	2.95%	4.14%	15.65%	40.46%
Index Performance
NASDAQ AlphaDEX® Emerging Markets Small Cap Index(1)	-14.33%	-0.18%	4.55%	N/A	24.92%	N/A
NASDAQ Emerging Markets Small Cap Index(1)	-11.91%	-8.85%	1.27%	N/A	6.53%	N/A
MSCI Emerging Markets Small Cap Index	-12.74%	-8.82%	-1.38%	0.72%	-6.69%	6.15%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Emerging Markets Small Cap Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS) (Continued)
Sector Allocation	% of Total Long-Term Investments
Industrials	15.0%
Materials	14.6
Information Technology	12.5
Real Estate	12.4
Consumer Discretionary	11.4
Consumer Staples	10.6
Financials	5.7
Utilities	5.6
Energy	5.5
Communication Services	4.3
Health Care	2.4
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Supermax Corp. Bhd	1.8%
Tianneng Power International Ltd.	1.5
Indiabulls Housing Finance Ltd.	1.1
Light S.A.	1.0
Migros Ticaret A.S.	1.0
Jastrzebska Spolka Weglowa S.A.	1.0
Pegasus Hava Tasimaciligi A.S.	1.0
PGE Polska Grupa Energetyczna S.A.	1.0
Telkom S.A. SOC Ltd.	1.0
Sasol Ltd.	1.0
Total	11.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through June 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	40	20	1	0
1/1/16 – 12/31/16	63	81	40	1
1/1/17 – 12/31/17	86	100	3	1
1/1/18 – 12/31/18	50	35	3	0
1/1/19 – 12/31/19	17	4	1	0
1/1/20 – 6/30/20	27	10	1	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	89	74	28	0
1/1/16 – 12/31/16	35	21	10	1
1/1/17 – 12/31/17	54	7	0	0
1/1/18 – 12/31/18	65	72	26	0
1/1/19 – 12/31/19	106	103	20	1
1/1/20 – 6/30/20	30	19	28	10

Fund Performance Overview (Unaudited) (Continued)
First Trust Eurozone AlphaDEX® ETF (FEUZ)
The First Trust Eurozone AlphaDEX® ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Eurozone Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FEUZ.” The Fund commenced trading on October 22, 2014.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Eurozone Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/20	1 Year Ended 6/30/20	5 Years Ended 6/30/20	Inception (10/21/14) to 6/30/20	5 Years Ended 6/30/20	Inception (10/21/14) to 6/30/20
Fund Performance
NAV	-16.14%	-10.71%	2.66%	3.64%	14.00%	22.56%
Market Price	-16.60%	-11.72%	2.47%	3.51%	12.99%	21.72%
Index Performance
NASDAQ AlphaDEX® Eurozone Index	-15.96%	-10.20%	3.16%	4.20%	16.80%	26.37%
NASDAQ Eurozone Index	-12.65%	-7.04%	2.04%	2.78%	10.64%	16.88%
MSCI EMU Index	-12.32%	-6.85%	2.03%	2.70%	10.56%	16.35%
(See Notes to Fund Performance Overview Page 42.)

Nasdaq® and NASDAQ AlphaDEX® Eurozone Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Eurozone AlphaDEX® ETF (FEUZ) (Continued)
Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	14.1%
Industrials	13.8
Health Care	12.6
Materials	9.8
Financials	8.8
Utilities	8.6
Real Estate	7.6
Communication Services	7.3
Information Technology	6.5
Consumer Staples	6.1
Energy	4.8
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Adyen N.V.	1.6%
ASM International N.V.	1.5
Iliad S.A.	1.3
Bechtle AG	1.3
Porsche Automobil Holding SE (Preference Shares)	1.3
Sartorius AG (Preference Shares)	1.3
Argenx SE	1.2
RWE AG	1.2
Volkswagen AG (Preference Shares)	1.2
Sofina S.A.	1.2
Total	13.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through June 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	74	7	0	1
1/1/16 – 12/31/16	38	1	0	0
1/1/17 – 12/31/17	126	71	2	0
1/1/18 – 12/31/18	150	25	1	1
1/1/19 – 12/31/19	113	7	0	0
1/1/20 – 6/30/20	24	1	1	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	130	36	4	0
1/1/16 – 12/31/16	159	49	5	0
1/1/17 – 12/31/17	51	1	0	0
1/1/18 – 12/31/18	68	4	2	0
1/1/19 – 12/31/19	127	4	1	0
1/1/20 – 6/30/20	54	35	9	1

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded AlphaDEX® Fund II
Understanding Your Fund Expenses
June 30, 2020 (Unaudited)
As a shareholder of First Trust Asia Pacific ex-Japan AlphaDEX® Fund, First Trust Europe AlphaDEX® Fund, First Trust Latin America AlphaDEX® Fund, First Trust Brazil AlphaDEX® Fund, First Trust China AlphaDEX® Fund, First Trust Japan AlphaDEX® Fund, First Trust South Korea AlphaDEX® Fund, First Trust Developed Markets ex-US AlphaDEX® Fund, First Trust Emerging Markets AlphaDEX® Fund, First Trust Germany AlphaDEX® Fund, First Trust Canada AlphaDEX® Fund, First Trust Australia AlphaDEX® Fund, First Trust United Kingdom AlphaDEX® Fund, First Trust India NIFTY 50 Equal Weight ETF, First Trust Hong Kong AlphaDEX® Fund, First Trust Switzerland AlphaDEX® Fund, First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund, First Trust Emerging Markets Small Cap AlphaDEX® Fund or First Trust Eurozone AlphaDEX® ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2020.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Actual	$1,000.00	$864.40	0.80%	$3.71
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	0.80%	$4.02
First Trust Europe AlphaDEX® Fund (FEP)
Actual	$1,000.00	$818.10	0.80%	$3.62
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	0.80%	$4.02
First Trust Latin America AlphaDEX® Fund (FLN)
Actual	$1,000.00	$654.00	0.80%	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	0.80%	$4.02
First Trust Brazil AlphaDEX® Fund (FBZ)
Actual	$1,000.00	$643.10	0.80%	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	0.80%	$4.02
First Trust China AlphaDEX® Fund (FCA)
Actual	$1,000.00	$927.10	0.80%	$3.83
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	0.80%	$4.02

First Trust Exchange-Traded AlphaDEX® Fund II
Understanding Your Fund Expenses (Continued)
June 30, 2020 (Unaudited)
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Japan AlphaDEX® Fund (FJP)
Actual	$1,000.00	$908.00	0.80%	$3.80
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	0.80%	$4.02
First Trust South Korea AlphaDEX® Fund (FKO)
Actual	$1,000.00	$856.10	0.80%	$3.69
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	0.80%	$4.02
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Actual	$1,000.00	$851.20	0.80%	$3.68
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	0.80%	$4.02
First Trust Emerging Markets AlphaDEX® Fund (FEM)
Actual	$1,000.00	$815.00	0.80%	$3.61
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	0.80%	$4.02
First Trust Germany AlphaDEX® Fund (FGM)
Actual	$1,000.00	$922.00	0.80%	$3.82
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	0.80%	$4.02
First Trust Canada AlphaDEX® Fund (FCAN)
Actual	$1,000.00	$811.30	0.80%	$3.60
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	0.80%	$4.02
First Trust Australia AlphaDEX® Fund (FAUS)
Actual	$1,000.00	$812.10	0.80%	$3.60
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	0.80%	$4.02
First Trust United Kingdom AlphaDEX® Fund (FKU)
Actual	$1,000.00	$723.40	0.80%	$3.43
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	0.80%	$4.02
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Actual	$1,000.00	$796.60	0.80%	$3.57
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	0.80%	$4.02
First Trust Hong Kong AlphaDEX® Fund (FHK)
Actual	$1,000.00	$903.20	0.80%	$3.79
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	0.80%	$4.02
First Trust Switzerland AlphaDEX® Fund (FSZ)
Actual	$1,000.00	$920.70	0.80%	$3.82
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	0.80%	$4.02
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Actual	$1,000.00	$849.20	0.80%	$3.68
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	0.80%	$4.02
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Actual	$1,000.00	$852.10	0.80%	$3.68
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	0.80%	$4.02
First Trust Eurozone AlphaDEX® ETF (FEUZ)
Actual	$1,000.00	$838.60	0.80%	$3.66
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	0.80%	$4.02

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (January 1, 2020 through June 30, 2020), multiplied by 182/366 (to reflect the six-month period).

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 93.2%
	Australia – 20.6%
3,796	AGL Energy Ltd. (b)	$44,907
7,203	Ansell Ltd. (b)	183,100
38,157	AusNet Services (b)	44,086
4,503	BHP Group Ltd. (b)	112,115
30,259	BlueScope Steel Ltd. (b)	249,269
7,381	Coca-Cola Amatil Ltd. (b)	44,459
12,944	Coles Group Ltd. (b)	153,870
8,585	Crown Resorts Ltd. (b)	57,833
880	CSL Ltd. (b)	175,022
6,388	Domino’s Pizza Enterprises Ltd. (b)	306,234
17,081	Evolution Mining Ltd. (b)	67,854
32,641	Fortescue Metals Group Ltd. (b)	317,325
18,599	Northern Star Resources Ltd. (b)	175,407
44,714	Origin Energy Ltd. (b)	181,952
3,419	Ramsay Health Care Ltd. (b)	157,898
772	Rio Tinto Ltd. (b)	52,862
95,443	Santos Ltd. (b)	354,721
5,364	Sonic Healthcare Ltd. (b)	113,271
9,300	Woolworths Group Ltd. (b)	239,724
		3,031,909
	Bermuda – 4.1%
30,000	Haier Electronics Group Co., Ltd. (b)	91,335
75,650	Kerry Properties Ltd. (b)	196,511
131,230	Nine Dragons Paper Holdings Ltd. (b)	119,984
39,037	NWS Holdings Ltd. (b)	33,956
104,342	Yue Yuen Industrial Holdings Ltd. (b)	159,045
		600,831
	Cayman Islands – 9.1%
36,715	CK Asset Holdings Ltd. (b)	220,172
29,801	CK Hutchison Holdings Ltd. (b)	192,979
264,000	Lee & Man Paper Manufacturing Ltd. (b)	143,493
56,870	Shimao Group Holdings Ltd. (b)	243,134
121,177	Sino Biopharmaceutical Ltd. (b)	228,394
102,000	SSY Group Ltd. (b)	69,882
128,000	WH Group Ltd. (b) (c) (d)	110,617
105,307	Xinyi Glass Holdings Ltd. (b)	129,962
		1,338,633
	Hong Kong – 7.5%
96,619	Hang Lung Group Ltd. (b)	226,107
10,362	Henderson Land Development Co., Ltd. (b)	39,518
60,954	Hysan Development Co., Ltd. (b)	196,774
145,000	PCCW Ltd. (b)	82,906
107,500	Sun Art Retail Group Ltd. (b)	184,429
12,331	Sun Hung Kai Properties Ltd. (b)	157,531
18,642	Swire Pacific Ltd., Class A (b)	99,078
Shares	Description	Value

	Hong Kong (Continued)
12,500	Techtronic Industries Co., Ltd. (b)	$123,682
		1,110,025
	New Zealand – 5.0%
19,604	a2 Milk Co., Ltd. (b) (e)	256,611
8,874	Fisher & Paykel Healthcare Corp., Ltd. (b)	204,429
32,980	Spark New Zealand Ltd. (b)	97,577
2,889	Xero Ltd. (b) (e)	181,473
		740,090
	Singapore – 5.4%
37,400	ComfortDelGro Corp., Ltd. (b)	39,304
164,800	Genting Singapore Ltd. (b)	90,668
5,800	Jardine Cycle & Carriage Ltd. (b)	84,642
21,500	Keppel Corp., Ltd. (b)	92,599
125,700	NetLink NBN Trust (b) (c)	87,803
29,700	Singapore Airlines Ltd. (b)	80,167
6,200	Singapore Exchange Ltd. (b)	37,309
18,200	Singapore Technologies Engineering Ltd. (b)	43,439
342,700	Yangzijiang Shipbuilding Holdings Ltd. (b)	230,704
		786,635
	South Korea – 41.5%
866	Amorepacific Corp. (b)	121,134
2,711	Celltrion Healthcare Co., Ltd. (b) (f)	245,778
851	Celltrion, Inc. (b) (f)	217,803
902	CJ CheilJedang Corp. (b)	246,287
1,433	CJ Logistics Corp. (b) (e)	188,876
1,373	E-MART, Inc. (b)	121,401
5,297	GS Holdings Corp. (b)	160,448
4,209	Hana Financial Group, Inc. (b)	95,723
1,309	Hanjin Kal Corp. (b)	87,866
690	Hotel Shilla Co., Ltd. (b)	41,038
3,542	Hyundai Engineering & Construction Co., Ltd. (b)	98,117
2,147	Hyundai Glovis Co., Ltd. (b)	182,534
1,435	Hyundai Mobis Co., Ltd. (b)	230,345
1,644	Hyundai Motor Co. (b)	135,044
19,446	Industrial Bank of Korea (b)	132,139
1,564	Kakao Corp. (b)	350,966
1,407	KB Financial Group, Inc. (b)	39,832
9,354	Kia Motors Corp. (b)	252,769
5,051	Korea Electric Power Corp. (b) (e)	82,369
273	Korea Zinc Co., Ltd. (b)	76,493
9,802	KT Corp. (b)	193,103
651	KT&G Corp. (b)	42,514
478	LG Chem Ltd. (b)	197,261
1,707	LG Innotek Co., Ltd. (b)	250,339
13,537	LG Uplus Corp. (b)	138,338

See Notes to Financial Statements

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
1,008	Lotte Chemical Corp. (b)	$140,875
1,144	NAVER Corp. (b)	257,381
149	NCSoft Corp. (b)	110,845
390	Neoplux Co., Ltd. (e)	682
522	Netmarble Corp. (b) (c) (d) (e)	43,752
1,692	Orion Corp. (b)	189,419
1,208	POSCO (b)	175,953
505	Samsung Biologics Co., Ltd. (b) (c) (d) (e)	327,623
543	Samsung C&T Corp. (b)	52,821
2,036	Samsung Electronics Co., Ltd. (b)	90,129
1,011	Samsung SDI Co., Ltd. (b)	309,125
2,188	Seegene, Inc. (b)	203,770
1,700	Shinhan Financial Group Co., Ltd. (b)	41,083
275	SK Telecom Co., Ltd. (b)	48,433
6,355	Woori Financial Group, Inc. (b)	46,843
3,192	Yuhan Corp. (b)	135,232
		6,102,483
	Total Common Stocks	13,710,606
	(Cost $12,915,904)
REAL ESTATE INVESTMENT TRUSTS (a) – 6.5%
	Australia – 4.2%
35,909	Dexus (b)	230,475
35,950	GPT (The) Group (b)	104,439
62,439	Mirvac Group (b)	94,321
125,143	Scentre Group (b)	189,985
		619,220
	Hong Kong – 0.8%
14,126	Link REIT (b)	115,977
	Singapore – 1.5%
124,600	Mapletree Commercial Trust (b)	174,341
36,000	Mapletree Logistics Trust (b)	50,541
		224,882
	Total Real Estate Investment Trusts	960,079
	(Cost $909,618)
	Total Investments – 99.7%	14,670,685
	(Cost $13,825,522) (g)
	Net Other Assets and Liabilities – 0.3%	38,197
	Net Assets – 100.0%	$14,708,882

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $14,670,003 or 99.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Non-income producing security.
(f)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the six months ended June 30, 2020.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,073,783 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,228,620. The net unrealized appreciation was $845,163.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
South Korea	$ 6,102,483	$ 682	$ 6,101,801	$ —
Other Country Categories*	7,608,123	—	7,608,123	—
Real Estate Investment Trusts*	960,079	—	960,079	—
Total Investments	$ 14,670,685	$ 682	$ 14,670,003	$—

*	See Portfolio of Investments for country breakout.

See Notes to Financial Statements

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Currency Exposure Diversification	% of Total Investments
South Korean Won	41.6%
Australian Dollar	26.1
Hong Kong Dollar	21.6
Singapore Dollar	6.9
New Zealand Dollar	3.8
Total	100.0%
See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.1%
	Austria – 2.5%
193,473	ams AG (b) (c)	$2,884,403
14,158	CA Immobilien Anlagen AG (b)	473,365
11,539	Mayr Melnhof Karton AG (b)	1,781,562
69,100	OMV AG (b)	2,331,704
64,993	Raiffeisen Bank International AG (b) (c)	1,161,640
		8,632,674
	Belgium – 3.6%
24,390	Elia Group S.A./N.V. (b)	2,653,413
208,560	Euronav N.V. (b)	1,683,866
12,007	Galapagos N.V. (b) (c)	2,369,915
11,696	Sofina S.A. (b)	3,088,366
16,505	UCB S.A. (b)	1,915,347
13,647	Umicore S.A. (b)	644,194
		12,355,101
	Denmark – 4.3%
8,414	ALK-Abello A.S. (b) (c)	2,252,321
19,633	Ambu A.S., Class B (b)	620,644
13,150	Coloplast A.S., Class B (b)	2,049,664
7,066	Genmab A.S. (b) (c)	2,382,607
42,704	GN Store Nord A.S. (b)	2,285,962
23,781	Novo Nordisk A.S., Class B (b)	1,549,278
14,682	Pandora A.S. (b)	801,850
2,637	Rockwool International A.S., Class B (b)	717,671
17,608	Vestas Wind Systems A.S. (b)	1,803,109
		14,463,106
	Finland – 3.0%
7,696	Elisa OYJ (b)	468,314
97,489	Fortum OYJ (b)	1,859,908
16,840	Kone OYJ, Class B (b)	1,161,445
42,266	Neste OYJ (b)	1,660,043
98,468	Nokian Renkaat OYJ (b)	2,164,465
11,659	Orion Oyj, Class B (b)	565,396
188,034	Stora Enso OYJ, Class R (b)	2,250,643
		10,130,214
	France – 9.9%
20,697	Arkema S.A. (b)	1,989,478
21,181	BioMerieux (b)	2,908,881
15,799	BNP Paribas S.A. (b) (c)	631,234
16,266	Bouygues S.A. (b)	557,184
58,828	Cie de Saint-Gobain (b) (c)	2,122,571
21,448	Cie Generale des Etablissements Michelin SCA (b) (d)	2,235,592
3,218	Dassault Systemes SE (b)	558,622
182,507	Eutelsat Communications S.A. (b)	1,688,250
47,762	Faurecia SE (b) (c)	1,876,502
1,382	Hermes International (b)	1,160,338
17,575	Iliad S.A. (b)	3,430,818
39,034	Orange S.A. (b)	466,767
49,920	Publicis Groupe S.A. (b)	1,621,653
Shares	Description	Value

	France (Continued)
49,090	Renault S.A. (b) (c)	$1,256,391
128,212	Rexel S.A. (b)	1,469,457
11,875	Sartorius Stedim Biotech (b)	3,010,758
5,531	Schneider Electric SE (b)	615,250
56,638	Societe Generale S.A. (b) (c)	946,970
6,870	Teleperformance (b)	1,749,665
49,126	TOTAL SE (b) (d)	1,894,221
57,002	Valeo S.A. (b)	1,503,449
		33,694,051
	Germany – 14.3%
68,627	1&1 Drillisch AG (b)	1,787,776
50,370	BASF SE (b)	2,829,250
27,675	Bayerische Motoren Werke AG (b)	1,766,791
18,590	Bechtle AG (b)	3,294,909
262,741	Commerzbank AG (b) (c)	1,171,001
46,786	Covestro AG (b) (e) (f)	1,781,997
31,587	Daimler AG (b)	1,285,082
203,055	Deutsche Lufthansa AG (b) (c) (d)	2,037,151
230,187	E.ON SE (b)	2,598,277
113,959	Evonik Industries AG (b)	2,902,538
35,337	Fraport AG Frankfurt Airport Services Worldwide (b) (c) (d)	1,547,934
7,220	Fresenius Medical Care AG & Co., KGaA (b)	621,136
3,327	Hannover Rueck SE (b)	574,986
33,357	HeidelbergCement AG (b)	1,785,659
65,458	Hella GmbH & Co., KGaA (b)	2,688,938
4,232	LEG Immobilien AG (b)	536,769
56,184	Porsche Automobil Holding SE (Preference Shares) (b)	3,254,107
90,701	RWE AG (b)	3,175,177
9,780	Sartorius AG (Preference Shares) (b)	3,227,871
15,877	Scout24 AG (b) (e) (f)	1,228,368
6,367	Siltronic AG (b)	652,897
8,838	Sixt SE (b) (c)	678,571
96,372	TAG Immobilien AG (b)	2,301,750
318,042	TUI AG (b)	1,507,142
19,326	Uniper SE (b)	623,633
16,272	Volkswagen AG (Preference Shares) (b)	2,473,346
		48,333,056
	Ireland – 1.4%
10,555	Flutter Entertainment PLC (b)	1,383,749
8,263	Kerry Group PLC, Class A (b)	1,026,491
26,775	Kingspan Group PLC (b)	1,728,496
47,202	Ryanair Holdings PLC (b) (c)	567,614
		4,706,350
	Italy – 4.9%
383,618	A2A S.p.A. (b)	545,289
104,293	Buzzi Unicem S.p.A (b)	2,253,534

See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Italy (Continued)
7,202	DiaSorin S.p.A. (b)	$1,383,113
127,929	Freni Brembo S.p.A. (b) (c)	1,188,189
398,996	Hera S.p.A. (b)	1,498,131
386,346	Iren S.p.A (b)	959,396
286,324	Leonardo S.p.A. (b)	1,908,735
399,362	Pirelli & C S.p.A. (c) (e) (f)	1,693,779
4,668,523	Telecom Italia S.p.A. (b)	1,840,967
121,628	UniCredit S.p.A. (b) (c)	1,122,531
554,741	Unipol Gruppo S.p.A. (b) (c)	2,167,088
		16,560,752
	Jersey – 2.4%
1,235,227	Man Group PLC (b)	1,999,802
139,405	Polymetal International PLC (b)	2,790,992
83,359	Wizz Air Holdings PLC (b) (c) (e) (f)	3,444,149
		8,234,943
	Luxembourg – 2.3%
381,765	Aroundtown S.A. (b) (c)	2,188,205
4,819	Eurofins Scientific SE (b) (c)	3,039,512
28,297	RTL Group S.A. (b)	907,845
233,677	Tenaris S.A. (b)	1,518,578
		7,654,140
	Netherlands – 6.4%
20,085	Aalberts N.V. (b)	658,604
116,152	ABN AMRO Bank N.V. (b) (e) (f)	999,564
2,256	Adyen N.V. (c) (e) (f)	3,283,595
375,661	Aegon N.V. (b)	1,110,442
7,067	Argenx SE (b) (c)	1,590,721
23,862	ASM International N.V. (b)	3,673,476
3,585	ASML Holding N.V. (b)	1,311,440
37,861	ASR Nederland N.V. (b)	1,164,884
13,425	IMCD N.V. (b)	1,265,970
81,680	Koninklijke Ahold Delhaize N.V. (b)	2,226,112
17,668	NN Group N.V. (b)	593,782
108,299	SBM Offshore N.V. (b)	1,595,843
49,140	Signify N.V. (b) (c) (e) (f)	1,263,389
13,544	Wolters Kluwer N.V.	1,057,864
		21,795,686
	Norway – 1.4%
56,254	Gjensidige Forsikring ASA (b) (c)	1,039,359
225,029	Orkla ASA (b)	1,975,663
51,558	TOMRA Systems ASA (b)	1,904,470
		4,919,492
	Portugal – 0.7%
1,811,371	Banco Espirito Santo S.A. (b) (c) (g) (h) (i)	0
Shares	Description	Value

	Portugal (Continued)
132,190	Jeronimo Martins SGPS S.A. (b)	$2,313,319
		2,313,319
	Spain – 3.7%
4,465	Acciona S.A. (b) (d)	439,246
2,780,210	Banco de Sabadell S.A. (b)	976,808
70,065	Ebro Foods S.A.	1,451,560
56,082	Grifols S.A. (b)	1,705,344
96,758	Iberdrola S.A. (b)	1,129,619
656,922	International Consolidated Airlines Group S.A. (b)	1,811,900
126,625	Siemens Gamesa Renewable Energy S.A. (b) (c)	2,254,553
16,098	Vidrala S.A. (b)	1,535,076
17,441	Viscofan S.A.	1,138,467
		12,442,573
	Sweden – 14.3%
42,454	Atlas Copco AB, Class A (b)	1,807,923
93,473	Axfood AB (b)	2,043,511
130,311	Boliden AB (b)	2,988,871
61,766	Essity AB, Class B (b) (c)	2,002,540
69,897	Evolution Gaming Group AB (b) (d) (e) (f)	4,151,577
111,353	Fabege AB (b)	1,309,577
123,888	Getinge AB, Class B (b) (d)	2,308,575
86,603	Holmen AB, Class B (b) (c)	2,781,527
34,820	Hufvudstaden AB, Class A (b)	434,076
33,920	ICA Gruppen AB (b)	1,612,372
122,032	Industrivarden AB, Class A (b) (c)	2,790,966
51,685	Investor AB, Class B (b)	2,741,781
143,097	Kinnevik AB, Class B (b)	3,777,376
58,019	L E Lundbergforetagen AB, Class B (b) (c)	2,644,720
130,708	Nibe Industrier AB, Class B (b) (c)	2,899,080
235,195	Svenska Cellulosa AB SCA, Class B (b) (c)	2,813,209
49,983	Sweco AB, Class B (b)	2,256,213
41,594	Swedish Match AB (b)	2,934,692
55,918	Swedish Orphan Biovitrum AB (b) (c)	1,296,552
174,873	Telefonaktiebolaget LM Ericsson, Class B (b)	1,620,995
79,081	Volvo AB, Class B (b) (c)	1,244,331
		48,460,464
	Switzerland – 7.7%
9,504	Bachem Holding AG (b)	2,509,931
238	Barry Callebaut AG (b)	454,303
74	Belimo Holding AG (b)	547,654
29,057	BKW AG (b)	2,608,768
5	Chocoladefabriken Lindt & Spruengli AG (b)	431,284
9,609	DKSH Holding AG (b)	619,088

See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Switzerland (Continued)
1,042	Emmi AG (b)	$912,025
4,233	Flughafen Zurich AG (b) (c)	552,861
34,957	Galenica AG (b) (e) (f)	2,506,252
613	Givaudan S.A. (b)	2,291,376
39,149	LafargeHolcim Ltd. (b)	1,724,750
3,441	Lonza Group AG (b)	1,822,690
4,408	Roche Holding AG (b)	1,527,149
11,539	Sika AG (b)	2,224,401
5,923	Sunrise Communications Group AG (b) (e) (f)	526,832
4,767	Tecan Group AG (b)	1,689,471
14,241	VZ Holding AG (b)	1,068,716
5,375	Zurich Insurance Group AG (b)	1,904,526
		25,922,077
	United Kingdom – 13.3%
242,754	3i Group PLC (b)	2,499,636
17,247	Admiral Group PLC (b)	489,107
135,773	Anglo American PLC (b)	3,130,004
43,570	Ashtead Group PLC (b)	1,469,749
401,481	Babcock International Group PLC (b)	1,538,691
436,076	Barratt Developments PLC (b)	2,680,183
89,197	Bellway PLC (b)	2,809,370
61,441	BHP Group PLC (b)	1,257,271
978,674	BT Group PLC (b)	1,384,090
195,954	Carnival PLC (b)	2,396,995
41,603	Cranswick PLC (b)	1,863,568
269,435	easyJet PLC (b)	2,274,655
58,990	Genus PLC (b)	2,582,307
20,022	Halma PLC (b)	570,431
18,900	Hikma Pharmaceuticals PLC (b)	518,637
1,165,159	ITV PLC (b)	1,076,873
365,607	J Sainsbury PLC (b)	946,176
5,283	London Stock Exchange Group PLC (b)	549,407
343,456	M&G PLC (b)	713,168
264,980	Meggitt PLC (b)	965,152
27,851	Mondi PLC (b)	520,952
106,297	Pennon Group PLC (b)	1,471,969
60,206	Persimmon PLC (b) (c)	1,703,923
651,896	Quilter PLC (b) (e) (f)	1,121,880
681,344	Royal Bank of Scotland Group PLC (b)	1,022,864
113,140	Royal Dutch Shell PLC, Class B (b)	1,715,235
74,179	Softcat PLC (b)	1,003,281
4,711	Spirax-Sarco Engineering PLC (b)	579,971
1,309,341	Taylor Wimpey PLC (b)	2,310,998
672,410	Tesco PLC (b)	1,891,263
		45,057,806
	Total Common Stocks	325,675,804
	(Cost $332,122,887)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) – 3.3%
	Belgium – 0.6%
66,433	Warehouses De Pauw CVA (b)	$1,825,117
	France – 0.7%
8,464	Covivio (b)	613,925
14,404	Gecina S.A. (b)	1,778,997
		2,392,922
	Germany – 0.7%
166,656	alstria Office REIT-AG (b)	2,480,375
	Spain – 0.6%
50,335	Inmobiliaria Colonial Socimi S.A. (b)	445,058
189,799	Merlin Properties Socimi S.A. (b)	1,581,644
		2,026,702
	United Kingdom – 0.7%
1,842,486	Assura PLC (b)	1,787,884
50,343	Segro PLC (b)	556,793
		2,344,677
	Total Real Estate Investment Trusts	11,069,793
	(Cost $11,427,131)
MONEY MARKET FUNDS – 3.8%
12,753,878	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.13% (j) (k)	12,753,878
	(Cost $12,753,878)
	Total Investments – 103.2%	349,499,475
	(Cost $356,303,896) (l)
	Net Other Assets and Liabilities – (3.2)%	(10,800,319)
	Net Assets – 100.0%	$338,699,156

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $328,120,332 or 96.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $12,083,075 and the total value of the collateral held by the Fund is $12,753,878.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	This issuer has filed for protection in bankruptcy court.
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(i)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).
(j)	Rate shown reflects yield as of June 30, 2020.
(k)	This security serves as collateral for securities on loan.
(l)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $38,738,620 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $45,543,041. The net unrealized depreciation was $6,804,421.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Italy	$ 16,560,752	$ 1,693,779	$ 14,866,973	$ —
Netherlands	21,795,686	4,341,459	17,454,227	—
Portugal	2,313,319	—	2,313,319	—**
Spain	12,442,573	2,590,027	9,852,546	—
Other Country Categories*	272,563,474	—	272,563,474	—
Real Estate Investment Trusts*	11,069,793	—	11,069,793	—
Money Market Funds	12,753,878	12,753,878	—	—
Total Investments	$ 349,499,475	$ 21,379,143	$ 328,120,332	$—

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2I – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$12,083,075
Non-cash Collateral (2)	(12,083,075)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value”, is not offset and is shown on a gross basis.
(2)	At June 30, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

Currency Exposure Diversification	% of Total Investments
Euro	51.4%
British Pound Sterling	17.3
Swedish Krona	13.9
Swiss Franc	8.2
Danish Krone	4.1
United States Dollar	3.7
Norwegian Krone	1.4
Total	100.0%

See Notes to Financial Statements

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 95.1%
	Brazil – 56.8%
71,096	Atacadao S.A.	$258,205
8,171	B3 S.A. - Brasil Bolsa Balcao	82,775
10,518	Banco do Brasil S.A.	62,182
56,347	Centrais Eletricas Brasileiras S.A., Class B (Preference Shares)	334,056
30,002	Cia de Saneamento Basico do Estado de Sao Paulo	318,331
46,390	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	178,374
164,613	Cia Energetica de Minas Gerais (Preference Shares)	333,579
27,415	Cia Paranaense de Energia, Class B (Preference Shares)	306,611
21,826	Cosan S.A.	284,640
66,668	Equatorial Energia S.A.	284,664
87,564	Gerdau S.A. (Preference Shares)	257,792
133,793	Itausa S.A. (Preference Shares)	235,942
43,266	JBS S.A.	168,271
36,690	Klabin S.A.	137,163
16,297	Lojas Americanas S.A. (Preference Shares)	96,438
30,094	Magazine Luiza S.A.	396,505
6,524	Notre Dame Intermedica Participacoes S.A.	81,591
18,913	Petrobras Distribuidora S.A.	74,948
104,839	Petroleo Brasileiro S.A. (Preference Shares)	415,454
14,401	Raia Drogasil S.A.	292,940
8,679	Sul America S.A.	71,930
32,785	Suzano S.A. (b)	221,798
11,864	Telefonica Brasil S.A. (Preference Shares)	104,784
94,322	TIM Participacoes S.A.	246,294
13,574	Vale S.A.	139,582
43,691	WEG S.A.	406,613
		5,791,462
	Chile – 8.1%
162,468	Cencosud S.A.	227,463
52,712	Empresas CMPC S.A.	104,731
1,893,346	Enel Americas S.A.	285,823
1,707,372	Enel Chile S.A.	127,627
25,565	Falabella S.A.	80,921
		826,565
	Colombia – 1.7%
34,501	Grupo de Inversiones Suramericana S.A.	171,128
	Mexico – 28.5%
283,301	America Movil S.A.B. de C.V., Series L	182,051
27,754	Arca Continental S.A.B. de C.V.	121,838
Shares	Description	Value

	Mexico (Continued)
538,252	Cemex S.A.B. de C.V., Series CPO	$151,749
102,514	El Puerto de Liverpool S.A.B. de C.V.	251,998
9,264	Fomento Economico Mexicano S.A.B. de C.V.	57,504
21,910	Gruma S.A.B. de C.V., Class B	237,493
153,920	Grupo Bimbo S.A.B. de C.V., Series A	258,224
4,725	Grupo Elektra S.A.B. de C.V.	259,022
40,824	Grupo Financiero Banorte, S.A.B. de C.V., Class O	141,258
77,863	Grupo Financiero Inbursa S.A.B. de C.V., Class O (b)	54,100
151,668	Grupo Mexico S.A.B. de C.V., Series B	352,371
145,801	Grupo Televisa S.A.B., Series CPO (b)	153,067
8,404	Industrias Penoles S.A.B. de C.V.	86,323
36,516	Infraestructura Energetica Nova S.A.B. de C.V.	105,031
110,812	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	172,742
101,709	Orbia Advance Corp S.A.B. de C.V.	150,321
71,397	Wal-Mart de Mexico S.A.B. de C.V.	170,754
		2,905,846
	Total Common Stocks	9,695,001
	(Cost $9,604,247)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.8%
	Mexico – 2.8%
356,856	Fibra Uno Administracion S.A. de C.V.	282,262
	(Cost $558,127)
	Total Investments – 97.9%	9,977,263
	(Cost $10,162,374) (c)
	Net Other Assets and Liabilities – 2.1%	216,662
	Net Assets – 100.0%	$10,193,925

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.

See Notes to Financial Statements

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,187,286 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,372,397. The net unrealized depreciation was $185,111.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,695,001	$ 9,695,001	$ —	$ —
Real Estate Investment Trusts*	282,262	282,262	—	—
Total Investments	$ 9,977,263	$ 9,977,263	$—	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 95.8%
	Airlines – 1.5%
16,180	Azul S.A. (Preference Shares) (a)	$59,833
17,083	Gol Linhas Aereas Inteligentes S.A. (Preference Shares) (a)	58,272
		118,105
	Banks – 2.8%
9,578	Banco Bradesco S.A. (Preference Shares)	36,459
5,951	Banco do Brasil S.A.	35,182
6,347	Banco Santander Brasil S.A.	32,703
66,926	Itausa S.A. (Preference Shares)	118,023
		222,367
	Beverages – 0.5%
16,836	Ambev S.A.	43,776
	Diversified Consumer Services – 2.9%
55,001	Cogna Educacao	66,853
26,470	YDUQS Participacoes S.A.	163,792
		230,645
	Diversified Telecommunication Services – 2.4%
21,685	Telefonica Brasil S.A. (Preference Shares)	191,525
	Electric Utilities – 16.2%
41,099	Centrais Eletricas Brasileiras S.A., Class B (Preference Shares)	243,657
69,603	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	267,630
113,970	Cia Energetica de Minas Gerais (Preference Shares)	230,954
18,203	Cia Paranaense de Energia, Class B (Preference Shares)	203,583
56,892	EDP - Energias do Brasil S.A.	182,243
41,377	Equatorial Energia S.A.	176,675
		1,304,742
	Electrical Equipment – 3.1%
27,207	WEG S.A.	253,204
	Food & Staples Retailing – 2.1%
8,447	Raia Drogasil S.A.	171,826
	Food Products – 1.2%
24,367	JBS S.A.	94,769
	Health Care Providers & Services – 3.6%
4,919	Hapvida Participacoes e Investimentos S.A. (b) (c)	56,236
Shares	Description	Value

	Health Care Providers & Services (Continued)
18,422	Notre Dame Intermedica Participacoes S.A.	$230,389
		286,625
	Household Durables – 5.0%
42,348	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	177,939
30,282	Ez Tec Empreendimentos e Participacoes S.A.	222,183
		400,122
	Independent Power & Renewable Electricity Producers – 2.2%
21,584	Eneva S.A. (a)	178,527
	Insurance – 3.2%
8,338	BB Seguridade Participacoes S.A.	41,812
26,229	Sul America S.A.	217,381
		259,193
	Internet & Direct Marketing Retail – 2.4%
10,001	B2W Cia Digital (a)	196,872
	IT Services – 0.4%
37,554	Cielo S.A.	31,904
	Metals & Mining – 9.4%
41,056	Bradespar S.A. (Preference Shares)	275,639
66,831	Cia Siderurgica Nacional S.A.	131,251
47,149	Gerdau S.A. (Preference Shares)	138,809
66,105	Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Shares)	88,373
11,795	Vale S.A.	121,288
		755,360
	Multiline Retail – 7.2%
24,263	Lojas Americanas S.A. (Preference Shares)	143,577
32,948	Magazine Luiza S.A.	434,108
		577,685
	Oil, Gas & Consumable Fuels – 6.7%
22,591	Cosan S.A.	294,616
41,660	Petroleo Brasileiro S.A. (Preference Shares)	165,090
24,673	Ultrapar Participacoes S.A.	83,391
		543,097

See Notes to Financial Statements

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Paper & Forest Products – 0.7%
7,922	Suzano S.A. (a)	$53,594
	Personal Products – 1.5%
16,257	Natura & Co. Holding S.A.	119,280
	Pharmaceuticals – 1.3%
17,614	Hypera S.A.	107,859
	Real Estate Management & Development – 1.2%
52,214	BR Malls Participacoes S.A.	96,783
	Road & Rail – 0.6%
6,629	Localiza Rent a Car S.A.	49,869
	Software – 0.8%
14,609	TOTVS S.A.	62,191
	Specialty Retail – 6.4%
31,360	Petrobras Distribuidora S.A.	124,273
140,702	Via Varejo S.A. (a)	396,121
		520,394
	Textiles, Apparel & Luxury Goods – 4.6%
37,871	Alpargatas S.A. (Preference Shares)	203,906
51,955	Guararapes Confeccoes S.A.	168,722
		372,628
	Water Utilities – 2.7%
20,761	Cia de Saneamento Basico do Estado de Sao Paulo	220,281
	Wireless Telecommunication Services – 3.2%
100,296	TIM Participacoes S.A.	261,893
	Total Investments – 95.8%	7,725,116
	(Cost $8,300,040) (d)
	Net Other Assets and Liabilities – 4.2%	339,735
	Net Assets – 100.0%	$8,064,851

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,141,632 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,716,556. The net unrealized depreciation was $574,924.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 7,725,116	$ 7,725,116	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Brazil	95.8%
Total Investments	95.8
Net Other Assets and Liabilities	4.2
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 97.6%
	Automobiles – 5.9%
1,422,628	BAIC Motor Corp. Ltd., Class H (a) (b) (c)	$622,584
1,556,077	Brilliance China Automotive Holdings Ltd. (a)	1,408,383
2,145,637	Dongfeng Motor Group Co., Ltd., Class H (a)	1,294,020
		3,324,987
	Building Products – 3.0%
1,258,846	China Lesso Group Holdings Ltd. (a)	1,652,338
	Commercial Services & Supplies – 5.3%
470,061	A-Living Services Co., Ltd., Class H (a) (b) (c)	2,388,931
120,012	Country Garden Services Holdings Co., Ltd. (a)	560,259
		2,949,190
	Communications Equipment – 1.7%
419,741	BYD Electronic International Co., Ltd. (a)	969,687
	Construction & Engineering – 2.0%
1,485,846	China Communications Construction Co., Ltd., Class H (a)	842,745
368,577	China Railway Construction Corp., Ltd., Class H (a)	291,949
		1,134,694
	Construction Materials – 4.8%
110,471	Anhui Conch Cement Co., Ltd., Class H (a)	748,568
1,806,942	China National Building Material Co., Ltd., Class H (a)	1,938,133
		2,686,701
	Diversified Telecommunication Services – 2.0%
3,918,497	China Telecom Corp., Ltd., Class H (a)	1,100,693
	Electronic Equipment, Instruments & Components – 2.4%
515,846	Kingboard Holdings Ltd. (a)	1,346,464
	Energy Equipment & Services – 1.7%
1,028,269	China Oilfield Services Ltd., Class H (a)	937,059
Shares	Description	Value

	Gas Utilities – 2.6%
439,591	Beijing Enterprises Holdings Ltd. (a)	$1,476,178
	Health Care Technology – 1.8%
348,846	Alibaba Health Information Technology Ltd. (a) (d)	1,025,845
	Independent Power & Renewable Electricity Producers – 3.7%
1,913,665	China Longyuan Power Group Corp., Ltd., Class H (a)	1,078,936
862,943	China Resources Power Holdings Co., Ltd. (a)	1,017,921
		2,096,857
	Insurance – 2.0%
223,777	ZhongAn Online P&C Insurance Co., Ltd., Class H (a) (b) (c) (d) (e)	1,116,223
	Internet & Direct Marketing Retail – 3.7%
92,577	Meituan Dianping, Class B (a) (b) (d)	2,068,761
	Life Sciences Tools & Services – 2.1%
63,773	Wuxi Biologics Cayman, Inc. (a) (b) (c) (d)	1,170,593
	Machinery – 3.9%
382,250	Weichai Power Co., Ltd., Class H (a)	720,208
1,925,996	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H (a) (d)	1,491,195
		2,211,403
	Metals & Mining – 6.5%
2,910,653	Angang Steel Co., Ltd., Class H (a)	715,849
3,344,855	China Hongqiao Group Ltd. (a)	1,489,389
940,269	China Molybdenum Co., Ltd., Class H (a)	310,440
2,430,846	Zijin Mining Group Co., Ltd., Class H (a)	1,148,394
		3,664,072
	Oil, Gas & Consumable Fuels – 8.4%
2,035,423	China Coal Energy Co., Ltd., Class H (a)	464,794
1,341,826	China Petroleum & Chemical Corp., Class H (a)	561,231
579,654	China Shenhua Energy Co., Ltd., Class H (a)	899,609

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
970,904	CNOOC Ltd. (a)	$1,089,673
2,245,489	Yanzhou Coal Mining Co., Ltd., Class H (a)	1,691,142
		4,706,449
	Pharmaceuticals – 0.7%
203,015	CSPC Pharmaceutical Group Ltd. (a)	384,487
	Real Estate Management & Development – 21.9%
537,423	Agile Group Holdings Ltd. (a)	637,034
1,237,769	China Aoyuan Group Ltd. (a)	1,512,814
103,500	China Overseas Land & Investment Ltd. (a)	316,031
1,439,692	CIFI Holdings Group Co., Ltd. (a)	1,134,134
755,750	Country Garden Holdings Co., Ltd. (a)	937,357
437,129	Guangzhou R&F Properties Co., Ltd., Class H (a)	514,419
1,151,852	KWG Group Holdings Ltd. (a)	1,957,065
238,231	Logan Group Co., Ltd. (a)	425,627
258,645	Longfor Group Holdings Ltd. (a) (b) (c)	1,238,091
331,294	Seazen Group Ltd.	287,673
337,904	Sunac China Holdings Ltd. (a)	1,430,006
1,011,596	Times China Holdings Ltd. (a)	1,886,297
		12,276,548
	Software – 1.3%
156,731	Kingsoft Corp., Ltd. (a)	734,136
	Specialty Retail – 4.9%
492,923	Zhongsheng Group Holdings Ltd. (a)	2,756,785
	Transportation Infrastructure – 3.0%
416,231	Beijing Capital International Airport Co., Ltd., Class H (a)	260,494
1,192,652	China Merchants Port Holdings Co., Ltd. (a)	1,414,649
		1,675,143
	Wireless Telecommunication Services – 2.3%
192,173	China Mobile Ltd. (a)	1,297,564
	Total Common Stocks	54,762,857
	(Cost $51,982,128)
Shares	Description	Value
MONEY MARKET FUNDS – 1.4%
783,229	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.13% (f) (g)	$783,229
	(Cost $783,229)
	Total Investments – 99.0%	55,546,086
	(Cost $52,765,357) (h)
	Net Other Assets and Liabilities – 1.0%	549,884
	Net Assets – 100.0%	$56,095,970

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $54,475,184 or 97.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Non-income producing security.
(e)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $751,313 and the total value of the collateral held by the Fund is $783,229.
(f)	Rate shown reflects yield as of June 30, 2020.
(g)	This security serves as collateral for securities on loan.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,241,766 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,461,037. The net unrealized appreciation was $2,780,729.

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Real Estate Management & Development	$ 12,276,548	$ 287,673	$ 11,988,875	$ —
Other industry categories*	42,486,309	—	42,486,309	—
Money Market Funds	783,229	783,229	—	—
Total Investments	$ 55,546,086	$ 1,070,902	$ 54,475,184	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2I – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$751,313
Non-cash Collateral (2)	(751,313)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value”, is not offset and is shown on a gross basis.
(2)	At June 30, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

Country Allocation†	% of Net Assets
Cayman Islands	41.4%
China	37.7
Hong Kong	14.2
Bermuda	4.3
United States	1.4
Total Investments	99.0
Net Other Assets and Liabilities	1.0
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	98.6%
United States Dollar	1.4
Total	100.0%

See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Airlines – 1.6%
11,300	ANA Holdings, Inc. (a) (b)	$258,239
30,000	Japan Airlines Co., Ltd. (a)	541,366
		799,605
	Auto Components – 3.3%
15,100	Bridgestone Corp. (a)	487,360
28,800	NGK Spark Plug Co., Ltd. (a)	413,939
37,100	Sumitomo Electric Industries Ltd. (a)	427,975
6,500	Toyota Industries Corp. (a)	345,492
		1,674,766
	Automobiles – 5.2%
26,400	Honda Motor Co., Ltd. (a)	675,673
15,700	Isuzu Motors Ltd. (a)	142,671
65,400	Mazda Motor Corp. (a)	395,140
223,400	Mitsubishi Motors Corp. (a)	553,681
32,000	Nissan Motor Co., Ltd. (a)	118,670
7,700	Subaru Corp. (a)	161,235
37,100	Yamaha Motor Co., Ltd. (a)	584,324
		2,631,394
	Banks – 0.6%
19,400	Fukuoka Financial Group, Inc. (a)	306,732
	Building Products – 0.3%
5,400	AGC, Inc. (a)	154,816
	Capital Markets – 1.6%
181,500	Nomura Holdings, Inc. (a)	815,586
	Chemicals – 5.1%
33,000	Asahi Kasei Corp. (a)	270,131
20,400	JSR Corp. (a)	395,758
35,300	Showa Denko KK (a)	796,772
40,800	Sumitomo Chemical Co., Ltd. (a)	122,759
9,900	Teijin Ltd. (a)	157,624
60,400	Tosoh Corp. (a)	829,709
		2,572,753
	Commercial Services & Supplies – 1.5%
45,200	Toppan Printing Co., Ltd. (a)	755,696
	Construction & Engineering – 4.1%
56,200	Kajima Corp. (a)	671,976
67,200	Obayashi Corp. (a)	631,778
92,500	Shimizu Corp. (a)	762,023
		2,065,777
	Construction Materials – 1.2%
25,400	Taiheiyo Cement Corp. (a)	590,147
	Consumer Finance – 0.3%
41,100	Acom Co., Ltd. (a)	157,282
Shares	Description	Value

	Diversified Financial Services – 3.4%
115,800	Mitsubishi UFJ Lease & Finance Co., Ltd. (a)	$552,580
34,000	ORIX Corp. (a)	422,187
14,100	Tokyo Century Corp. (a)	722,007
		1,696,774
	Diversified Telecommunication Services – 0.7%
14,800	Nippon Telegraph & Telephone Corp. (a)	344,832
	Electric Utilities – 5.1%
53,100	Chubu Electric Power Co., Inc. (a)	665,977
57,200	Chugoku Electric Power (The) Co., Inc. (a)	762,593
32,300	Kansai Electric Power (The) Co., Inc. (a)	312,986
18,800	Tohoku Electric Power Co., Inc. (a)	178,592
219,000	Tokyo Electric Power Co., Holdings, Inc. (a) (b)	673,685
		2,593,833
	Electronic Equipment, Instruments & Components – 3.5%
4,400	Hitachi Ltd. (a)	139,853
5,900	Shimadzu Corp. (a)	157,514
30,500	Taiyo Yuden Co., Ltd. (a)	953,748
5,000	TDK Corp. (a)	497,757
		1,748,872
	Entertainment – 0.8%
7,600	Square Enix Holdings Co., Ltd. (a)	385,047
	Food & Staples Retailing – 10.2%
3,600	Cosmos Pharmaceutical Corp. (a)	552,364
27,400	Kobe Bussan Co., Ltd. (a) (c)	1,555,924
9,800	Matsumotokiyoshi Holdings Co., Ltd. (a)	356,119
15,500	Sundrug Co., Ltd. (a)	512,984
7,400	Tsuruha Holdings, Inc. (a)	1,022,037
14,700	Welcia Holdings Co., Ltd. (a)	1,187,571
		5,186,999
	Gas Utilities – 1.1%
23,100	Tokyo Gas Co., Ltd. (a)	553,121
	Health Care Equipment & Supplies – 1.7%
1,900	Hoya Corp. (a)	181,942
36,400	Olympus Corp. (a)	700,791
		882,733

See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Technology – 2.1%
24,800	M3, Inc. (a)	$1,053,532
	Household Durables – 8.2%
18,800	Casio Computer Co., Ltd. (a)	327,977
71,800	Haseko Corp. (a)	906,567
31,900	Iida Group Holdings Co., Ltd. (a)	490,250
60,800	Nikon Corp. (a)	510,618
39,800	Panasonic Corp. (a)	349,008
43,800	Sekisui House Ltd. (a)	836,237
48,600	Sharp Corp. (a)	521,213
2,800	Sony Corp. (a)	193,284
		4,135,154
	Independent Power & Renewable Electricity Producers – 0.3%
7,800	Electric Power Development Co., Ltd. (a)	147,861
	Industrial Conglomerates – 1.0%
16,500	Toshiba Corp. (a)	529,316
	Interactive Media & Services – 2.2%
221,900	Z Holdings Corp. (a)	1,089,024
	IT Services – 4.2%
7,900	Fujitsu Ltd. (a)	924,958
26,200	Nomura Research Institute Ltd. (a)	715,594
2,800	Obic Co., Ltd. (a)	493,469
		2,134,021
	Machinery – 3.2%
35,000	Hino Motors Ltd. (a)	237,461
6,200	Hitachi Construction Machinery Co., Ltd. (a)	172,229
36,000	MINEBEA MITSUMI, Inc. (a)	656,195
26,100	Sumitomo Heavy Industries Ltd. (a)	570,835
		1,636,720
	Media – 0.9%
42,000	Nippon Television Holdings, Inc. (a)	454,901
	Metals & Mining – 2.8%
25,400	Hitachi Metals Ltd. (a)	304,440
72,500	JFE Holdings, Inc. (a)	524,140
61,900	Nippon Steel Corp. (a)	584,921
		1,413,501
	Multiline Retail – 0.5%
40,000	J Front Retailing Co., Ltd. (a)	267,607
Shares	Description	Value

	Oil, Gas & Consumable Fuels – 0.4%
36,000	Inpex Corp. (a)	$224,793
	Paper & Forest Products – 0.3%
34,300	Oji Holdings Corp. (a)	160,022
	Pharmaceuticals – 2.9%
24,300	Chugai Pharmaceutical Co., Ltd. (a)	1,301,022
4,200	Otsuka Holdings Co., Ltd. (a)	183,044
		1,484,066
	Professional Services – 2.0%
21,700	Nihon M&A Center, Inc. (a)	986,872
	Real Estate Management & Development – 1.1%
6,000	Daiwa House Industry Co., Ltd. (a)	141,690
23,400	Nomura Real Estate Holdings, Inc. (a)	435,647
		577,337
	Road & Rail – 1.9%
2,100	East Japan Railway Co. (a)	145,520
4,400	Hankyu Hanshin Holdings, Inc. (a)	148,624
20,800	Tobu Railway Co., Ltd. (a)	687,220
		981,364
	Semiconductors & Semiconductor Equipment – 2.0%
9,900	Advantest Corp. (a)	564,998
5,600	SCREEN Holdings Co., Ltd. (a)	263,095
11,200	SUMCO Corp. (a)	172,190
		1,000,283
	Software – 2.3%
16,600	Justsystems Corp. (a)	1,180,430
	Specialty Retail – 1.0%
2,200	Hikari Tsushin, Inc. (a)	503,026
	Technology Hardware, Storage & Peripherals – 1.0%
27,100	Brother Industries Ltd. (a)	489,618
	Trading Companies & Distributors – 6.4%
40,400	ITOCHU Corp. (a)	874,168
75,800	Marubeni Corp. (a)	344,314
21,100	Mitsubishi Corp. (a)	445,880
42,100	Mitsui & Co., Ltd. (a)	623,780
116,200	Sojitz Corp. (a)	253,976
62,900	Sumitomo Corp. (a)	723,440
		3,265,558

See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Transportation Infrastructure – 1.1%
13,500	Japan Airport Terminal Co., Ltd. (a)	$576,072
	Wireless Telecommunication Services – 0.7%
12,500	KDDI Corp. (a)	372,964
	Total Common Stocks	50,580,807
	(Cost $59,340,369)
MONEY MARKET FUNDS – 2.4%
1,204,366	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.13% (d) (e)	1,204,366
	(Cost $1,204,366)
	Total Investments – 102.2%	51,785,173
	(Cost $60,544,735) (f)
	Net Other Assets and Liabilities – (2.2)%	(1,122,270)
	Net Assets – 100.0%	$50,662,903

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $50,580,807 or 99.8% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,153,882 and the total value of the collateral held by the Fund is $1,204,366.
(d)	Rate shown reflects yield as of June 30, 2020.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,872,996 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $12,632,558. The net unrealized depreciation was $8,759,562.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 50,580,807	$ —	$ 50,580,807	$ —
Money Market Funds	1,204,366	1,204,366	—	—
Total Investments	$ 51,785,173	$ 1,204,366	$ 50,580,807	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2I – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$1,153,882
Non-cash Collateral (2)	(1,153,882)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value”, is not offset and is shown on a gross basis.
(2)	At June 30, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

Country Allocation†	% of Net Assets
Japan	99.8%
United States	2.4
Total Investments	102.2
Net Other Assets and Liabilities	(2.2)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Financial Statements

First Trust South Korea AlphaDEX® Fund (FKO)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Air Freight & Logistics – 0.5%
112	Hyundai Glovis Co., Ltd. (a)	$9,522
	Auto Components – 5.0%
2,391	Hankook Tire & Technology Co., Ltd. (a)	49,485
1,439	Hanon Systems (a)	10,906
188	Hyundai Mobis Co., Ltd. (a)	30,177
		90,568
	Automobiles – 2.9%
266	Hyundai Motor Co. (a)	21,850
1,087	Kia Motors Corp. (a)	29,374
		51,224
	Banks – 6.8%
1,305	Hana Financial Group, Inc. (a)	29,679
5,440	Industrial Bank of Korea (a)	36,966
1,347	KB Financial Group, Inc. (a)	38,133
740	Shinhan Financial Group Co., Ltd. (a)	17,883
		122,661
	Capital Markets – 0.7%
2,130	Mirae Asset Daewoo Co., Ltd. (a)	11,950
	Chemicals – 2.2%
287	Lotte Chemical Corp. (a)	40,110
	Construction & Engineering – 3.6%
759	Hyundai Engineering & Construction Co., Ltd. (a)	21,025
4,179	Samsung Engineering Co., Ltd. (a) (b)	43,070
		64,095
	Consumer Finance – 0.5%
417	Samsung Card Co., Ltd. (a)	9,530
	Diversified Financial Services – 0.0%
215	Neoplux Co., Ltd. (b)	376
	Diversified Telecommunication Services – 4.5%
2,972	KT Corp. (a)	58,549
2,260	LG Uplus Corp. (a)	23,096
		81,645
	Electric Utilities – 2.1%
2,309	Korea Electric Power Corp. (a) (b)	37,654
	Electronic Equipment, Instruments & Components – 7.3%
1,975	LG Display Co., Ltd. (a) (b)	18,909
Shares	Description	Value

	Electronic Equipment, Instruments & Components (Continued)
642	Samsung Electro-Mechanics Co., Ltd. (a)	$69,651
136	Samsung SDI Co., Ltd. (a)	41,584
		130,144
	Food & Staples Retailing – 2.5%
503	E-MART, Inc. (a)	44,475
	Food Products – 1.0%
64	CJ CheilJedang Corp. (a)	17,475
	Household Durables – 3.0%
689	Coway Co., Ltd. (a)	41,653
223	LG Electronics, Inc. (a)	11,818
		53,471
	Industrial Conglomerates – 11.2%
1,087	LG Corp. (a)	64,873
1,236	Lotte Corp. (a)	32,688
444	Samsung C&T Corp. (a)	43,191
245	SK Holdings Co., Ltd. (a)	59,585
		200,337
	Insurance – 0.6%
307	DB Insurance Co., Ltd. (a)	11,011
	Interactive Media & Services – 11.9%
523	Kakao Corp. (a)	117,362
430	NAVER Corp. (a)	96,743
		214,105
	Leisure Products – 3.4%
790	HLB, Inc. (a) (c)	61,043
	Life Sciences Tools & Services – 4.0%
111	Samsung Biologics Co., Ltd. (a) (b) (d) (e)	72,012
	Machinery – 2.7%
95	Hyundai Heavy Industries Holdings Co., Ltd. (a)	19,606
381	Korea Shipbuilding & Offshore Engineering Co., Ltd. (a) (b)	28,047
		47,653
	Metals & Mining – 4.7%
2,551	Hyundai Steel Co. (a)	44,117
38	Korea Zinc Co., Ltd. (a)	10,648
204	POSCO (a)	29,714
		84,479

See Notes to Financial Statements

First Trust South Korea AlphaDEX® Fund (FKO)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Multiline Retail – 0.9%
237	Lotte Shopping Co., Ltd. (a)	$15,840
	Oil, Gas & Consumable Fuels – 3.3%
1,555	GS Holdings Corp. (a)	47,101
107	SK Innovation Co., Ltd. (a)	11,829
		58,930
	Personal Products – 3.1%
160	Amorepacific Corp. (a)	22,380
776	Amorepacific Group (a)	33,599
		55,979
	Road & Rail – 3.0%
414	CJ Logistics Corp. (a) (b)	54,567
	Semiconductors & Semiconductor Equipment – 2.7%
682	SK Hynix, Inc. (a)	48,694
	Specialty Retail – 1.8%
530	Hotel Shilla Co., Ltd. (a)	31,522
	Technology Hardware, Storage & Peripherals – 1.4%
575	Samsung Electronics Co., Ltd. (a)	25,454
	Tobacco – 0.6%
171	KT&G Corp. (a)	11,167
	Wireless Telecommunication Services – 2.0%
202	SK Telecom Co., Ltd. (a)	35,576
	Total Investments – 99.9%	1,793,269
	(Cost $1,909,945) (f)
	Net Other Assets and Liabilities – 0.1%	1,508
	Net Assets – 100.0%	$1,794,777

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $1,792,893 or 99.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. For the six months ended June 30, 2020, the Fund received 72 PIK shares of HLB, Inc.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $229,291 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $345,967. The net unrealized depreciation was $116,676.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Diversified Financial Services	$ 376	$ 376	$ —	$ —
Other industry categories*	1,792,893	—	1,792,893	—
Total Investments	$ 1,793,269	$ 376	$ 1,792,893	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
South Korea	99.9%
Total Investments	99.9
Net Other Assets and Liabilities	0.1
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.4%
	Australia – 3.9%
192,018	BlueScope Steel Ltd. (b)	$1,581,815
36,489	Coles Group Ltd. (b)	433,758
3,724	CSL Ltd. (b)	740,663
54,048	Domino’s Pizza Enterprises Ltd. (b)	2,591,005
276,187	Fortescue Metals Group Ltd. (b)	2,685,000
52,527	Northern Star Resources Ltd. (b)	495,383
252,225	Origin Energy Ltd. (b)	1,026,365
646,051	Santos Ltd. (b)	2,401,096
78,686	Woolworths Group Ltd. (b)	2,028,272
		13,983,357
	Austria – 1.0%
68,577	ams AG (b) (c)	1,022,384
5,455	Mayr Melnhof Karton AG (b)	842,224
48,985	OMV AG (b)	1,652,945
		3,517,553
	Belgium – 2.0%
17,291	Elia Group S.A./N.V. (b)	1,881,105
147,848	Euronav N.V. (b)	1,193,691
6,810	Galapagos N.V. (b) (c)	1,344,143
8,292	Sofina S.A. (b)	2,189,529
3,904	UCB S.A. (b)	453,045
		7,061,513
	Bermuda – 0.8%
512,704	Kerry Properties Ltd. (b)	1,331,816
742,243	Nine Dragons Paper Holdings Ltd. (b)	678,632
661,743	Yue Yuen Industrial Holdings Ltd. (b)	1,008,675
		3,019,123
	Canada – 10.3%
122,211	Air Canada (c)	1,525,837
150,967	AltaGas Ltd.	1,740,302
113,104	B2Gold Corp.	643,167
18,627	Barrick Gold Corp.	501,211
11,581	Brookfield Asset Management, Inc., Class A	381,143
124,989	Canadian Natural Resources Ltd.	2,168,158
376	Constellation Software, Inc.	424,548
301,130	Cronos Group, Inc. (c) (d)	1,814,410
2,227	Fairfax Financial Holdings, Ltd.	688,031
10,267	Franco-Nevada Corp.	1,434,249
9,569	George Weston Ltd.	700,970
19,018	Hydro One Ltd. (e) (f)	357,638
151,227	Imperial Oil Ltd. (d)	2,432,821
114,301	Inter Pipeline Ltd.	1,064,205
425,846	Kinross Gold Corp. (c)	3,074,021
26,531	Loblaw Cos., Ltd.	1,291,960
53,574	Magna International, Inc.	2,385,890
42,278	Metro, Inc.	1,743,936
34,262	Northland Power, Inc.	857,559
46,710	Onex Corp.	2,110,139
Shares	Description	Value

	Canada (Continued)
4,081	Shopify, Inc., Class A (c)	$3,877,100
66,834	Stantec, Inc.	2,063,209
42,850	Suncor Energy, Inc.	722,478
45,157	Teck Resources Ltd., Class B	472,991
5,023	Thomson Reuters Corp.	341,280
24,084	WSP Global, Inc.	1,477,043
123,231	Yamana Gold, Inc.	669,892
		36,964,188
	Cayman Islands – 2.0%
308,816	CK Asset Holdings Ltd. (b)	1,851,906
200,582	CK Hutchison Holdings Ltd. (b)	1,298,886
1,672,438	Lee & Man Paper Manufacturing Ltd. (b)	909,025
479,917	Shimao Group Holdings Ltd. (b)	2,051,773
512,867	Sino Biopharmaceutical Ltd. (b)	966,650
		7,078,240
	Denmark – 1.5%
4,473	ALK-Abello A.S. (b) (c)	1,197,365
6,996	Coloplast A.S., Class B (b)	1,090,453
1,671	Genmab A.S. (b) (c)	563,450
15,136	GN Store Nord A.S. (b)	810,236
11,248	Novo Nordisk A.S., Class B (b)	732,782
8,322	Vestas Wind Systems A.S. (b)	852,196
		5,246,482
	Finland – 1.0%
46,073	Fortum OYJ (b)	878,987
10,006	Neste OYJ (b)	392,996
55,843	Nokian Renkaat OYJ (b)	1,227,508
99,973	Stora Enso OYJ, Class R (b)	1,196,611
		3,696,102
	France – 3.4%
9,781	Arkema S.A. (b)	940,189
12,012	BioMerieux (b)	1,649,661
27,802	Cie de Saint-Gobain (b) (c)	1,003,123
11,411	Cie Generale des Etablissements Michelin SCA (b) (d)	1,189,404
97,034	Eutelsat Communications S.A. (b)	897,597
22,596	Faurecia SE (b) (c)	887,765
12,459	Iliad S.A. (b)	2,432,123
6,735	Sartorius Stedim Biotech (b)	1,707,575
3,247	Teleperformance (b)	826,952
17,433	TOTAL S.A. (b) (d)	672,189
		12,206,578
	Germany – 6.3%
32,433	1&1 Drillisch AG (b)	844,900
35,707	BASF SE (b)	2,005,639
13,089	Bayerische Motoren Werke AG (b)	835,611
13,179	Bechtle AG (b)	2,335,858
11,075	Covestro AG (b) (e) (f)	421,828

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
143,946	Deutsche Lufthansa AG (b) (c) (d)	$1,444,140
163,180	E.ON SE (b)	1,841,923
80,785	Evonik Industries AG (b)	2,057,595
8,354	Fraport AG Frankfurt Airport Services Worldwide (b) (c) (d)	365,946
7,885	HeidelbergCement AG (b)	422,098
23,201	Hella GmbH & Co., KGaA (b)	953,070
39,829	Porsche Automobil Holding SE (Preference Shares) (b)	2,306,846
64,298	RWE AG (b)	2,250,885
5,547	Sartorius AG (Preference Shares) (b)	1,830,777
51,239	TAG Immobilien AG (b)	1,223,793
75,244	TUI AG (b)	356,567
8,656	Volkswagen AG (Preference Shares) (b)	1,315,713
		22,813,189
	Hong Kong – 1.3%
651,487	Hang Lung Group Ltd. (b)	1,524,605
415,498	Hysan Development Co., Ltd. (b)	1,341,326
683,655	Sun Art Retail Group Ltd. (b)	1,172,894
51,412	Sun Hung Kai Properties Ltd. (b)	656,800
		4,695,625
	Ireland – 0.1%
6,341	Kingspan Group PLC (b)	409,352
	Israel – 0.3%
13,805	First International Bank Of Israel Ltd. (b)	293,000
212,321	ICL Group Ltd. (b)	632,442
		925,442
	Italy – 1.3%
73,933	Buzzi Unicem S.p.A (b)	1,597,523
94,400	Hera S.p.A. (b)	354,448
152,231	Leonardo S.p.A. (b)	1,014,825
94,496	Pirelli & C S.p.A. (c) (e) (f)	400,778
1,656,868	Telecom Italia S.p.A. (b)	653,363
196,628	Unipol Gruppo S.p.A. (b) (c)	768,125
		4,789,062
	Japan – 30.7%
76,100	Aeon Co., Ltd. (b)	1,770,430
13,500	Aisin Seiki Co., Ltd. (b)	395,711
13,700	ANA Holdings, Inc. (b) (c)	313,086
143,150	Asahi Kasei Corp. (b)	1,171,796
26,100	Benesse Holdings, Inc. (b)	699,992
32,900	Bridgestone Corp. (b)	1,061,863
44,000	Brother Industries Ltd. (b)	794,952
47,900	Chubu Electric Power Co., Inc. (b)	600,759
35,100	Chugai Pharmaceutical Co., Ltd. (b)	1,879,253
Shares	Description	Value

	Japan (Continued)
72,300	Chugoku Electric Power (The) Co., Inc. (b)	$963,907
25,800	COMSYS Holdings Corp. (b)	765,100
14,200	Cosmos Pharmaceutical Corp. (b)	2,178,769
8,000	CyberAgent, Inc. (b)	393,229
5,300	Daifuku Co., Ltd. (b)	464,450
4,900	Daiichi Sankyo Co., Ltd. (b)	400,779
9,200	Eisai Co., Ltd. (b)	730,930
197,300	ENEOS Holdings, Inc. (b)	703,289
5,100	FP Corp. (b)	408,399
101,200	Fuji Media Holdings, Inc. (b)	978,300
11,200	Fujitsu Ltd. (b)	1,311,334
51,000	Fukuoka Financial Group, Inc. (b)	806,357
126,200	Haseko Corp. (b)	1,593,436
188,500	Hino Motors Ltd. (b)	1,278,896
30,060	Honda Motor Co., Ltd. (b)	769,346
153,100	Isuzu Motors Ltd. (b)	1,391,272
81,400	ITOCHU Corp. (b)	1,761,319
47,300	Itochu Techno-Solutions Corp. (b)	1,778,802
91,716	Japan Airlines Co., Ltd. (b)	1,655,064
15,500	JCR Pharmaceuticals Co., Ltd. (b)	1,634,812
259,600	JFE Holdings, Inc. (b)	1,876,782
54,300	JSR Corp. (b)	1,053,414
7,400	Justsystems Corp. (b)	526,216
32,900	Kajima Corp. (b)	393,381
45,800	KDDI Corp. (b)	1,366,541
68,600	Kinden Corp. (b)	1,133,746
42,600	Kobe Bussan Co., Ltd. (b)	2,419,065
20,000	Koito Manufacturing Co., Ltd. (b)	809,192
20,300	Kusuri no Aoki Holdings Co., Ltd. (b)	1,595,838
15,200	Kyowa Exeo Corp. (b)	364,936
28,700	Lasertec Corp. (b)	2,713,028
12,000	Lawson, Inc. (b)	603,606
11,000	M3, Inc. (b)	467,292
67,700	Marubeni Corp. (b)	307,520
8,600	Matsumotokiyoshi Holdings Co., Ltd. (b)	312,512
191,400	Mazda Motor Corp. (b)	1,156,418
39,500	Mitsubishi Heavy Industries Ltd. (b)	932,599
119,300	Mitsubishi Motors Corp. (b)	295,676
23,600	Mitsui & Co., Ltd. (b)	349,672
18,900	Miura Co., Ltd. (b)	787,567
24,900	MonotaRO Co., Ltd. (b)	1,000,443
48,000	NGK Spark Plug Co., Ltd. (b)	689,899
47,800	Nichirei Corp. (b)	1,392,877
36,000	Nihon Kohden Corp. (b)	1,209,974
36,600	Nikon Corp. (b)	307,379
76,700	Nippo Corp. (b)	1,937,282

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
19,300	Nippon Paint Holdings Co., Ltd. (b)	$1,407,681
197,200	Nippon Steel Corp. (b)	1,863,433
42,216	Nippon Telegraph & Telephone Corp. (b)	983,610
319,100	Nomura Holdings, Inc. (b)	1,433,904
63,800	Nomura Research Institute Ltd. (b)	1,742,553
43,000	NTT DOCOMO, Inc. (b)	1,141,565
117,900	Obayashi Corp. (b)	1,108,433
46,700	Olympus Corp. (b)	899,092
16,400	Open House Co., Ltd. (b)	562,389
55,600	ORIX Corp. (b)	690,399
35,900	Osaka Gas Co., Ltd. (b)	709,634
38,800	Otsuka Corp. (b)	2,049,248
13,400	PALTAC Corp. (b)	618,187
70,800	Pan Pacific International Holdings Corp. (b)	1,558,782
44,100	Panasonic Corp. (b)	386,715
93,300	Seino Holdings Co., Ltd. (b)	1,216,210
129,600	Shimizu Corp. (b)	1,067,656
24,800	SHO-BOND Holdings Co., Ltd. (b) (d)	1,103,189
81,600	Showa Denko KK (b) (d)	1,841,829
10,900	Sony Corp. (b)	752,429
7,600	Square Enix Holdings Co., Ltd. (b)	385,047
17,100	Stanley Electric Co., Ltd. (b)	413,950
31,600	Sugi Holdings Co., Ltd. (b)	2,142,928
113,700	Sumitomo Chemical Co., Ltd. (b)	342,101
88,100	Sumitomo Corp. (b)	1,013,276
32,100	Sumitomo Electric Industries Ltd. (b)	370,296
74,800	Sumitomo Heavy Industries Ltd. (b)	1,635,956
21,100	Sundrug Co., Ltd. (b)	698,320
78,900	Taiheiyo Cement Corp. (b)	1,833,174
10,600	Taisei Corp. (b)	386,329
25,000	Taiyo Yuden Co., Ltd. (b)	781,761
48,400	Tobu Railway Co., Ltd. (b)	1,599,107
29,700	Toho Gas Co., Ltd. (b)	1,484,481
35,100	Tohoku Electric Power Co., Inc. (b)	333,435
484,100	Tokyo Electric Power Co., Holdings, Inc. (b) (c)	1,489,182
14,200	Tokyo Gas Co., Ltd. (b)	340,013
87,900	Toppan Printing Co., Ltd. (b)	1,469,594
148,080	Tosoh Corp. (b)	2,034,162
21,000	Toyo Suisan Kaisha Ltd. (b)	1,173,352
12,800	Tsuruha Holdings, Inc. (b)	1,767,848
24,200	Welcia Holdings Co., Ltd. (b)	1,955,048
111,700	Yamaha Motor Co., Ltd. (b)	1,759,271
80,900	Yamazaki Baking Co., Ltd. (b)	1,389,639
27,000	Yaoko Co., Ltd. (b)	1,932,629
Shares	Description	Value

	Japan (Continued)
108,700	Yokohama Rubber (The) Co., Ltd. (b)	$1,537,021
104,900	Z Holdings Corp. (b)	514,820
		110,578,165
	Jersey – 1.5%
656,739	Man Group PLC (b)	1,063,245
98,824	Polymetal International PLC (b)	1,978,530
59,093	Wizz Air Holdings PLC (b) (c) (e) (f)	2,441,549
		5,483,324
	Luxembourg – 1.2%
270,633	Aroundtown S.A. (b) (c)	1,551,217
2,734	Eurofins Scientific SE (b) (c)	1,724,430
165,654	Tenaris S.A. (b)	1,076,522
		4,352,169
	Netherlands – 1.5%
1,199	Adyen N.V. (c) (e) (f)	1,745,138
13,515	ASM International N.V. (b)	2,080,589
43,427	Koninklijke Ahold Delhaize N.V. (b)	1,183,563
25,631	SBM Offshore N.V. (b)	377,686
		5,386,976
	New Zealand – 0.8%
132,696	a2 Milk Co., Ltd. (b) (c)	1,736,957
56,313	Fisher & Paykel Healthcare Corp., Ltd. (b)	1,297,272
		3,034,229
	Norway – 0.5%
119,642	Orkla ASA (b)	1,050,408
24,366	TOMRA Systems ASA (b)	900,041
		1,950,449
	Portugal – 0.5%
81,454	Banco Espirito Santo S.A. (c) (g) (h) (i)	0
93,709	Jeronimo Martins SGPS S.A. (b)	1,639,903
		1,639,903
	Singapore – 0.9%
48,900	Jardine Cycle & Carriage Ltd. (b)	713,624
167,900	Singapore Airlines Ltd. (b)	453,199
2,899,900	Yangzijiang Shipbuilding Holdings Ltd. (b)	1,952,195
		3,119,018
	South Korea – 7.7%
22,941	Celltrion Healthcare Co., Ltd. (b)	2,079,823
5,392	Celltrion, Inc. (b)	1,380,017
6,053	CJ Logistics Corp. (b) (c)	797,815
3,874	E-MART, Inc. (b)	342,540
33,551	GS Holdings Corp. (b)	1,016,270

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
17,832	Hana Financial Group, Inc. (b)	$405,542
18,171	Hyundai Glovis Co., Ltd. (b)	1,544,865
9,717	Hyundai Mobis Co., Ltd. (b)	1,559,765
9,287	Hyundai Motor Co. (b)	762,866
54,945	Industrial Bank of Korea (b)	373,362
13,233	Kakao Corp. (b)	2,969,520
63,317	Kia Motors Corp. (b)	1,710,988
62,201	KT Corp. (b)	1,225,381
114,322	LG Uplus Corp. (b)	1,168,282
6,403	Lotte Chemical Corp. (b)	894,864
7,263	NAVER Corp. (b)	1,634,054
10,736	Orion Corp. (b)	1,201,894
7,669	POSCO (b)	1,117,040
3,415	Samsung Biologics Co., Ltd. (b) (c) (e) (f)	2,215,507
6,845	Samsung SDI Co., Ltd. (b)	2,092,938
14,818	Seegene, Inc. (b)	1,380,014
		27,873,347
	Spain – 1.2%
657,803	Banco de Sabadell S.A. (b)	231,115
33,149	Ebro Foods S.A.	686,759
29,818	Grifols S.A. (b)	906,707
432,961	International Consolidated Airlines Group S.A. (b)	1,194,178
67,323	Siemens Gamesa Renewable Energy S.A. (b) (c)	1,198,683
		4,217,442
	Sweden – 6.9%
10,038	Atlas Copco AB, Class A (b)	427,473
49,697	Axfood AB (b)	1,086,478
73,902	Boliden AB (b)	1,695,049
43,786	Essity AB, Class B (b) (c)	1,419,604
49,550	Evolution Gaming Group AB (b) (e) (f)	2,943,054
26,349	Fabege AB (b)	309,880
87,824	Getinge AB, Class B (b)	1,636,545
49,114	Holmen AB, Class B (b) (c)	1,577,450
8,033	ICA Gruppen AB (b)	381,845
86,509	Industrivarden AB, Class A (b) (c)	1,978,528
36,640	Investor AB, Class B (b)	1,943,675
101,442	Kinnevik AB, Class B (b)	2,677,796
32,904	L E Lundbergforetagen AB, Class B (b) (c)	1,499,886
46,329	Nibe Industrier AB, Class B (b) (c)	1,027,569
166,730	Svenska Cellulosa AB SCA, Class B (b) (c)	1,994,287
23,589	Swedish Match AB (b)	1,664,337
82,745	Telefonaktiebolaget LM Ericsson, Class B (b)	767,009
		25,030,465
Shares	Description	Value

	Switzerland – 2.7%
5,053	Bachem Holding AG (b)	$1,334,457
16,479	BKW AG (b)	1,479,502
19,825	Galenica AG (b) (e) (f)	1,421,359
218	Givaudan S.A. (b)	814,878
9,260	LafargeHolcim Ltd. (b)	407,959
2,440	Lonza Group AG (b)	1,292,463
1,042	Roche Holding AG (b)	361,000
4,091	Sika AG (b)	788,632
2,251	Tecan Group AG (b)	797,776
2,856	Zurich Insurance Group AG (b)	1,011,968
		9,709,994
	United Kingdom – 5.1%
172,088	3i Group PLC (b)	1,771,989
77,000	Anglo American PLC (b)	1,775,097
213,458	Babcock International Group PLC (b)	818,086
247,307	Barratt Developments PLC (b)	1,519,983
63,232	Bellway PLC (b)	1,991,570
463,111	BT Group PLC (b)	654,955
138,912	Carnival PLC (b)	1,699,232
22,119	Cranswick PLC (b)	990,800
191,003	easyJet PLC (b)	1,612,508
33,455	Genus PLC (b)	1,464,504
25,156	Pennon Group PLC (b)	348,353
80,205	Royal Dutch Shell PLC, Class B (b)	1,215,931
928,191	Taylor Wimpey PLC (b)	1,638,265
357,504	Tesco PLC (b)	1,005,539
		18,506,812
	Total Common Stocks	347,288,099
	(Cost $346,036,613)
REAL ESTATE INVESTMENT TRUSTS (a) – 3.3%
	Australia – 0.7%
243,069	Dexus (b)	1,560,095
152,355	GPT (The) Group (b)	442,609
264,632	Mirvac Group (b)	399,754
		2,402,458
	Belgium – 0.3%
35,321	Warehouses De Pauw CVA (b)	970,375
	Canada – 0.5%
45,194	Canadian Apartment Properties REIT	1,617,543
29,874	RioCan Real Estate Investment Trust	337,997
		1,955,540
	France – 0.2%
7,658	Gecina S.A. (b)	945,818
	Germany – 0.5%
118,142	alstria Office REIT-AG (b)	1,758,331

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) (Continued)
	Hong Kong – 0.3%
119,632	Link REIT (b)	$982,199
	Singapore – 0.3%
789,500	Mapletree Commercial Trust (b)	1,104,673
	Spain – 0.2%
89,810	Merlin Properties Socimi S.A. (b)	748,410
	United Kingdom – 0.3%
979,603	Assura PLC (b)	950,573
	Total Real Estate Investment Trusts	11,818,377
	(Cost $11,535,576)
MONEY MARKET FUNDS – 2.8%
10,147,935	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.13% (j) (k)	10,147,935
	(Cost $10,147,935)
	Total Investments – 102.5%	369,254,411
	(Cost $367,720,124) (l)
	Net Other Assets and Liabilities – (2.5)%	(9,037,804)
	Net Assets – 100.0%	$360,216,607

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $317,354,073 or 88.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $9,669,919 and the total value of the collateral held by the Fund is $10,147,935.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	This issuer has filed for protection in bankruptcy court.
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(i)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).
(j)	Rate shown reflects yield as of June 30, 2020.
(k)	This security serves as collateral for securities on loan.
(l)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $40,282,563 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $38,748,276. The net unrealized appreciation was $1,534,287.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$ 36,964,188	$ 36,964,188	$ —	$ —
Italy	4,789,062	400,778	4,388,284	—
Netherlands	5,386,976	1,745,138	3,641,838	—
Portugal	1,639,903	—	1,639,903	—**
Spain	4,217,442	686,759	3,530,683	—
Other Country Categories*	294,290,528	—	294,290,528	—
Real Estate Investment Trusts:
Canada	1,955,540	1,955,540	—	—
Other Country Categories*	9,862,837	—	9,862,837	—
Money Market Funds	10,147,935	10,147,935	—	—
Total Investments	$ 369,254,411	$ 51,900,338	$ 317,354,073	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2I – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$9,669,919
Non-cash Collateral (2)	(9,669,919)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value”, is not offset and is shown on a gross basis.
(2)	At June 30, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

Currency Exposure Diversification	% of Total Investments
Japanese Yen	29.9%
Euro	19.5
Canadian Dollar	10.5
South Korean Won	7.6
British Pound Sterling	7.2
Swedish Krona	6.8
Australian Dollar	4.4
Hong Kong Dollar	4.3
Swiss Franc	2.9
United States Dollar	2.8
Danish Krone	1.4
Singapore Dollar	1.1
New Zealand Dollar	0.8
Norwegian Krone	0.5
Israeli Shekel	0.3
Total	100.0%
See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.6%
	Bermuda – 4.2%
1,875,409	Alibaba Health Information Technology Ltd. (b) (c)	$5,514,982
4,763,018	Brilliance China Automotive Holdings Ltd. (b)	4,310,940
23,556,280	Gemdale Properties & Investment Corp., Ltd. (b)	4,391,887
5,365,879	Kunlun Energy Co., Ltd. (b)	3,514,260
		17,732,069
	Brazil – 7.7%
394,263	Atacadao S.A.	1,431,878
781,181	Centrais Eletricas Brasileiras S.A., Class B (Preference Shares)	4,631,264
103,984	Cia de Saneamento Basico do Estado de Sao Paulo	1,103,304
214,382	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	824,319
1,825,736	Cia Energetica de Minas Gerais (Preference Shares)	3,699,750
152,031	Cia Paranaense de Energia, Class B (Preference Shares)	1,700,323
75,648	Cosan S.A.	986,550
231,070	Equatorial Energia S.A.	986,640
404,660	Gerdau S.A. (Preference Shares)	1,191,336
463,720	Itausa S.A. (Preference Shares)	817,763
104,305	Magazine Luiza S.A.	1,374,276
1,453,477	Petroleo Brasileiro S.A. (Preference Shares)	5,759,811
119,789	Raia Drogasil S.A.	2,436,707
113,630	Suzano S.A. (c)	768,733
980,746	TIM Participacoes S.A.	2,560,930
242,289	WEG S.A.	2,254,877
		32,528,461
	Cayman Islands – 22.8%
1,786,718	AK Medical Holdings Ltd. (b) (d) (e)	5,695,580
1,976,783	Ausnutria Dairy Corp. Ltd. (b)	4,446,152
526,815	China Conch Venture Holdings Ltd. (b)	2,236,006
9,208,264	China Hongqiao Group Ltd. (b)	4,100,234
2,973,216	China Lesso Group Holdings Ltd. (b)	3,902,590
4,164,334	China Overseas Property Holdings Ltd. (b)	4,439,419
4,235,719	China Yuhua Education Corp Ltd. (b) (d) (e)	3,497,975
964,896	Country Garden Services Holdings Co., Ltd. (b) (f)	4,504,480
2,586,200	Greentown Service Group Co., Ltd. (b) (d)	3,065,441
557,471	Innovent Biologics, Inc. (b) (c) (d) (e)	4,149,088
Shares	Description	Value

	Cayman Islands (Continued)
1,373,204	Kingboard Holdings Ltd. (b)	$3,584,345
965,234	Kingsoft Corp., Ltd. (b) (f)	4,521,202
833,717	Koolearn Technology Holding Ltd. (b) (c) (d) (e) (f)	3,364,742
2,757,581	KWG Group Holdings Ltd. (b)	4,685,294
2,032,866	Logan Group Co., Ltd. (b)	3,631,948
804,806	Longfor Group Holdings Ltd. (b) (d) (e)	3,852,476
1,039,966	Microport Scientific Corp. (b)	4,195,494
336,219	Ping An Healthcare and Technology Co., Ltd. (b) (c) (d) (e)	5,154,753
2,688,692	Powerlong Real Estate Holdings Ltd. (b)	1,515,860
46,820	Silergy Corp. (b)	3,067,099
2,341,171	Times China Holdings Ltd. (b)	4,365,521
181,289	Wuxi Biologics Cayman, Inc. (b) (c) (d) (e)	3,327,671
414,319	Yihai International Holding Ltd. (b)	4,269,579
249,201	Zhen Ding Technology Holding Ltd. (b)	1,093,615
1,121,288	Zhongsheng Group Holdings Ltd. (b)	6,271,060
		96,937,624
	Chile – 0.9%
750,812	Cencosud S.A.	1,051,173
19,686,821	Enel Americas S.A.	2,971,958
		4,023,131
	China – 13.7%
810,384	A-Living Services Co., Ltd., Class H (b) (d) (e)	4,118,512
8,936,660	Angang Steel Co., Ltd., Class H (b) (f)	2,197,891
564,152	Anhui Conch Cement Co., Ltd., Class H (b)	3,822,779
7,892,888	BAIC Motor Corp. Ltd., Class H (b) (d) (e)	3,454,160
3,691,469	Beijing Capital International Airport Co., Ltd., Class H (b)	2,310,268
300,226	BYD Co., Ltd. (b) (f)	2,340,652
8,480,002	China Coal Energy Co., Ltd., Class H (b) (f)	1,936,429
4,309,631	China Communications Services Corp., Ltd., Class H (b)	2,700,782
4,280,341	China Longyuan Power Group Corp., Ltd., Class H (b)	2,413,282
3,165,403	China Minsheng Banking Corp., Ltd., Class H (b)	2,178,938
3,587,558	China National Building Material Co., Ltd., Class H (b)	3,848,028
4,772,431	China Petroleum & Chemical Corp., Class H (b)	1,996,112

See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	China (Continued)
2,800,903	China Railway Construction Corp., Ltd., Class H (b)	$2,218,589
1,235,251	China Shenhua Energy Co., Ltd., Class H (b)	1,917,080
10,345,112	China Telecom Corp., Ltd., Class H (b)	2,905,909
4,373,101	COSCO SHIPPING Energy Transportation Co., Ltd., Class H (b)	1,958,628
5,946,008	Dongfeng Motor Group Co., Ltd., Class H (b)	3,586,000
1,859,021	Shandong Weigao Group Medical Polymer Co., Ltd., Class H (b)	4,150,914
4,996,979	Yanzhou Coal Mining Co., Ltd., Class H (b)	3,763,368
237,372	ZhongAn Online P&C Insurance Co., Ltd., Class H (b) (c) (d) (e) (f)	1,184,036
4,310,225	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H (b) (c)	3,337,174
		58,339,531
	Colombia – 0.2%
159,437	Grupo de Inversiones Suramericana S.A.	790,821
	Hong Kong – 5.5%
1,068,168	Beijing Enterprises Holdings Ltd. (b)	3,586,984
1,408,835	BYD Electronic International Co., Ltd. (b) (f)	3,254,695
4,097,273	China Everbright International Ltd. (b) (f)	2,173,901
3,430,256	China Merchants Port Holdings Co., Ltd. (b)	4,068,754
421,504	China Mobile Ltd. (b)	2,846,020
2,847,284	China Resources Power Holdings Co., Ltd. (b)	3,358,635
3,737,643	CNOOC Ltd. (b)	4,194,862
		23,483,851
	Hungary – 1.4%
534,223	MOL Hungarian Oil & Gas PLC (b) (c)	3,158,395
125,229	Richter Gedeon Nyrt (b)	2,598,461
		5,756,856
	India – 2.3%
25,808	Hindustan Unilever Ltd. (b)	746,129
1,622,382	JSW Steel Ltd (b)	4,108,841
1,100,118	Tata Steel Ltd. (b)	4,816,763
		9,671,733
Shares	Description	Value

	Indonesia – 2.3%
6,558,539	Astra International Tbk PT (b)	$2,218,344
3,347,945	Bank Negara Indonesia Persero Tbk PT (b)	1,081,734
622,343	Gudang Garam Tbk PT (b)	2,060,813
3,783,772	United Tractors Tbk PT (b)	4,402,857
		9,763,748
	Isle Of Man (U.K.) – 0.9%
746,884	NEPI Rockcastle PLC (b)	3,831,649
	Malaysia – 2.2%
2,709,900	Genting Bhd (b)	2,610,078
5,055,700	Genting Malaysia Bhd (b)	3,006,881
457,700	QL Resources Bhd (b)	1,025,042
903,300	Telekom Malaysia Bhd (b)	877,447
525,200	Top Glove Corp. Bhd (b)	1,982,065
		9,501,513
	Mexico – 3.1%
3,731,128	Cemex S.A.B. de C.V., Series CPO	1,051,914
1,421,245	El Puerto de Liverpool S.A.B. de C.V.	3,493,674
533,482	Grupo Bimbo S.A.B. de C.V., Series A	894,997
39,304	Grupo Elektra S.A.B. de C.V.	2,154,628
1,682,164	Grupo Mexico S.A.B. de C.V., Series B	3,908,180
673,790	Grupo Televisa S.A.B., Series CPO (c)	707,370
329,945	Wal-Mart de Mexico S.A.B. de C.V.	789,100
		12,999,863
	Philippines – 0.6%
41,325	Globe Telecom, Inc. (b)	1,717,617
35,325	PLDT, Inc. (b)	879,563
		2,597,180
	Poland – 5.0%
22,530	CD Projekt S.A. (b) (c)	2,270,427
80,365	Dino Polska S.A. (b) (c) (d) (e)	4,093,647
125,598	Grupa Lotos S.A. (b)	1,914,508
217,771	KGHM Polska Miedz S.A. (b) (c)	5,059,997
292,349	Polski Koncern Naftowy ORLEN S.A. (b)	4,645,876
2,840,207	Polskie Gornictwo Naftowe i Gazownictwo S.A. (b)	3,274,877
		21,259,332
	Russia – 6.8%
1,897,039	Alrosa PJSC (b)	1,724,990
1,902,872,243	Federal Grid Co. Unified Energy System PJSC (b)	5,014,433
62,229,431	Inter RAO UES PJSC (b)	4,264,141
38,261	Magnit PJSC (b)	2,170,677

See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Russia (Continued)
9,417	MMC Norilsk Nickel PJSC (b)	$2,482,462
819,323	Mobile TeleSystems PJSC (b)	3,826,007
75,979	PhosAgro PJSC, GDR (b) (d)	938,338
1,655,807	Rostelecom PJSC (b)	2,046,767
302,443,022	RusHydro PJSC (b)	3,124,537
141,391	Severstal PAO (b)	1,721,288
221,733	Tatneft PJSC (b)	1,734,127
		29,047,767
	South Africa – 2.9%
108,685	Clicks Group Ltd. (b)	1,319,507
607,025	Gold Fields Ltd. (b)	5,731,647
578,801	MTN Group Ltd. (b)	1,772,659
21,824,354	RMB Holdings Ltd. (b)	2,068,927
224,065	Shoprite Holdings Ltd.	1,377,123
		12,269,863
	Taiwan – 7.4%
568,733	Accton Technology Corp. (b)	4,416,555
1,176,436	Asia Cement Corp. (b)	1,744,768
2,679,283	Compal Electronics, Inc. (b)	1,753,724
955,703	E. Sun Financial Holding Co., Ltd. (b)	905,250
2,055,506	Far Eastern New Century Corp. (b)	1,952,097
468,201	Foxconn Technology Co., Ltd. (b)	901,573
331,559	Hon Hai Precision Industry Co., Ltd. (b)	973,509
47,201	Hotai Motor Co., Ltd. (b)	1,131,726
2,984,011	Inventec Corp. (b)	2,547,499
522,564	Micro-Star International Co., Ltd. (b)	1,913,084
799,167	Pegatron Corp. (b)	1,743,092
3,614,163	Pou Chen Corp. (b)	3,545,466
769,960	Quanta Computer, Inc. (b)	1,862,875
318,202	Realtek Semiconductor Corp. (b)	3,243,283
3,395,719	United Microelectronics Corp. (b)	1,835,864
945,950	Wistron Corp. (b)	1,154,797
		31,625,162
	Thailand – 3.0%
857,700	Gulf Energy Development PCL	1,047,583
1,906,100	PTT Exploration & Production PCL (b)	5,777,563
2,531,000	PTT Global Chemical PCL	3,787,390
1,673,600	PTT PCL (b)	2,057,000
		12,669,536
	Turkey – 4.7%
1,094,795	Aselsan Elektronik Sanayi Ve Ticaret A.S. (b)	5,168,276
515,198	BIM Birlesik Magazalar A.S. (b)	5,107,970
2,791,411	Enka Insaat ve Sanayi A.S. (b)	2,514,660
Shares	Description	Value

	Turkey (Continued)
2,064,221	Eregli Demir ve Celik Fabrikalari T.A.S. (b)	$2,585,886
689,911	Haci Omer Sabanci Holding A.S. (b)	928,980
838,869	Turkcell Iletisim Hizmetleri A.S. (b)	1,999,957
2,189,591	Turkiye Is Bankasi A.S., Class C (b) (c)	1,788,365
		20,094,094
	Total Common Stocks	414,923,784
	(Cost $413,948,875)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.9%
	Mexico – 0.9%
4,947,408	Fibra Uno Administracion S.A. de C.V.	3,913,240
	(Cost $6,763,727)
MONEY MARKET FUNDS – 2.1%
9,016,524	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.13% (g) (h)	9,016,524
	(Cost $9,016,524)
	Total Investments – 100.6%	427,853,548
	(Cost $429,729,126) (i)
	Net Other Assets and Liabilities – (0.6)%	(2,667,669)
	Net Assets – 100.0%	$425,185,879

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $358,369,412 or 84.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).

See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $8,601,277 and the total value of the collateral held by the Fund is $9,016,524.
(g)	Rate shown reflects yield as of June 30, 2020.
(h)	This security serves as collateral for securities on loan.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $50,079,744 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $51,955,322. The net unrealized depreciation was $1,875,578.

GDR	Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 32,528,461	$ 32,528,461	$ —	$ —
Chile	4,023,131	4,023,131	—	—
Colombia	790,821	790,821	—	—
Mexico	12,999,863	12,999,863	—	—
South Africa	12,269,863	1,377,123	10,892,740	—
Other Country Categories*	352,311,645	—	352,311,645	—
Real Estate Investment Trusts*	3,913,240	3,913,240	—	—
Money Market Funds	9,016,524	9,016,524	—	—
Total Investments	$ 427,853,548	$ 64,649,163	$ 363,204,385	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2I – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$8,601,277
Non-cash Collateral (2)	(8,601,277)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value”, is not offset and is shown on a gross basis.
(2)	At June 30, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	44.9%
New Taiwan Dollar	8.4
Brazilian Real	7.6
Russian Ruble	6.6
Polish Zloty	5.0
Turkish Lira	4.7
Mexican Peso	3.9
South African Rand	3.8
Thai Baht	3.0
United States Dollar	2.3
Indonesian Rupiah	2.3
Indian Rupee	2.3
Malaysian Ringgit	2.2
Hungarian Forint	1.3
Chilean Peso	0.9
Philippine Peso	0.6
Colombian Peso	0.2
Total	100.0%

See Notes to Financial Statements

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.3%
	Air Freight & Logistics – 1.8%
38,856	Deutsche Post AG (a)	$1,426,788
	Airlines – 2.0%
161,059	Deutsche Lufthansa AG (a) (b) (c)	1,615,826
	Auto Components – 5.9%
53,567	Hella GmbH & Co., KGaA (a)	2,200,470
343,136	Schaeffler AG (Preference Shares) (a)	2,575,312
		4,775,782
	Automobiles – 9.1%
27,102	Bayerische Motoren Werke AG (a)	1,730,211
13,384	Daimler AG (a)	544,513
49,576	Porsche Automobil Holding SE (Preference Shares) (a)	2,871,380
14,996	Volkswagen AG (Preference Shares) (a)	2,279,394
		7,425,498
	Banks – 1.3%
239,530	Commerzbank AG (a) (c)	1,067,552
	Chemicals – 9.4%
49,053	BASF SE (a)	2,755,275
31,881	Covestro AG (a) (d) (e)	1,214,292
121,416	Evonik Industries AG (a)	3,092,468
14,962	FUCHS PETROLUB SE (Preference Shares) (a)	601,380
		7,663,415
	Construction Materials – 2.0%
30,515	HeidelbergCement AG (a)	1,633,522
	Diversified Telecommunication Services – 1.2%
22,566	United Internet AG (a)	958,763
	Entertainment – 1.8%
35,365	CTS Eventim AG & Co., KGaA (a) (c)	1,476,702
	Food Products – 0.8%
40,265	Suedzucker AG (a)	635,485
	Health Care Equipment & Supplies – 2.8%
11,623	Carl Zeiss Meditec AG (a)	1,131,758
3,463	Sartorius AG (Preference Shares) (a)	1,142,957
		2,274,715
	Independent Power & Renewable Electricity Producers – 1.8%
44,781	Uniper SE (a)	1,445,043
Shares	Description	Value

	Insurance – 9.9%
15,499	Hannover Rueck SE (a)	$2,678,602
10,049	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	2,616,710
74,778	Talanx AG (a)	2,779,074
		8,074,386
	Interactive Media & Services – 3.2%
33,626	Scout24 AG (a) (d) (e)	2,601,568
	Internet & Direct Marketing Retail – 10.5%
46,821	Delivery Hero SE (a) (c) (d) (e)	4,811,668
29,898	Rocket Internet SE (a) (c) (d) (e)	644,164
43,874	Zalando SE (a) (c) (d) (e)	3,112,445
		8,568,277
	IT Services – 5.8%
26,388	Bechtle AG (a)	4,677,033
	Machinery – 5.0%
44,827	GEA Group AG (a)	1,422,731
42,933	KION Group AG (a)	2,643,380
		4,066,111
	Multi-Utilities – 5.2%
120,794	RWE AG (a)	4,228,646
	Pharmaceuticals – 1.7%
18,150	Bayer AG (a)	1,345,343
	Real Estate Management & Development – 11.6%
331,034	Aroundtown S.A. (a) (c)	1,897,424
36,285	Deutsche Wohnen SE (a)	1,630,489
30,905	Grand City Properties S.A. (a)	714,779
18,780	LEG Immobilien AG (a)	2,381,975
119,268	TAG Immobilien AG (a)	2,848,598
		9,473,265
	Software – 2.8%
33,711	Nemetschek SE (a)	2,316,360
	Trading Companies & Distributors – 0.9%
13,629	Brenntag AG (a)	722,611
	Wireless Telecommunication Services – 2.8%
86,636	1&1 Drillisch AG (a)	2,256,921
	Total Common Stocks	80,729,612
	(Cost $85,123,819)

See Notes to Financial Statements

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 1.9%
1,546,284	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.13% (f) (g)	$1,546,284
	(Cost $1,546,284)
	Total Investments – 101.2%	82,275,896
	(Cost $86,670,103) (h)
	Net Other Assets and Liabilities – (1.2)%	(935,906)
	Net Assets – 100.0%	$81,339,990

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $80,729,612 or 99.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,456,630 and the total value of the collateral held by the Fund is $1,546,284.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Rate shown reflects yield as of June 30, 2020.
(g)	This security serves as collateral for securities on loan.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,926,411 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $11,320,618. The net unrealized depreciation was $4,394,207.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 80,729,612	$ —	$ 80,729,612	$ —
Money Market Funds	1,546,284	1,546,284	—	—
Total Investments	$ 82,275,896	$ 1,546,284	$ 80,729,612	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2I – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$1,456,630
Non-cash Collateral (2)	(1,456,630)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value”, is not offset and is shown on a gross basis.
(2)	At June 30, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

Country Allocation†	% of Net Assets
Germany	96.1%
Luxembourg	3.2
United States	1.9
Total Investments	101.2
Net Other Assets and Liabilities	(1.2)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Financial Statements

First Trust Canada AlphaDEX® Fund (FCAN)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 92.3%
	Airlines – 1.8%
4,344	Air Canada (a)	$54,236
	Auto Components – 3.5%
2,368	Magna International, Inc.	105,458
	Banks – 1.8%
1,169	National Bank of Canada	52,973
	Capital Markets – 5.7%
3,370	Brookfield Asset Management, Inc., Class A	110,910
1,941	CI Financial Corp.	24,692
375	TMX Group Ltd.	37,077
		172,679
	Chemicals – 0.7%
678	Nutrien Ltd.	21,784
	Commercial Services & Supplies – 2.0%
1,513	Ritchie Bros. Auctioneers, Inc.	61,597
	Construction & Engineering – 4.9%
2,377	WSP Global, Inc.	145,779
	Diversified Financial Services – 3.9%
2,565	Onex Corp.	115,875
	Gas Utilities – 4.1%
10,654	AltaGas Ltd.	122,816
	Insurance – 10.5%
2,954	iA Financial Corp., Inc.	98,916
900	Intact Financial Corp.	85,658
6,396	Manulife Financial Corp.	87,017
2,520	Power Corp. of Canada	44,326
		315,917
	IT Services – 10.3%
327	Shopify, Inc., Class A (a)	310,662
	Leisure Products – 5.1%
3,562	BRP, Inc.	151,915
	Media – 1.8%
745	Cogeco Communications, Inc.	53,674
	Metals & Mining – 14.2%
8,090	B2Gold Corp.	46,004
9,601	First Quantum Minerals Ltd.	76,519
6,842	Kinross Gold Corp. (a)	49,390
1,370	Pan American Silver Corp.	41,606
7,486	Teck Resources Ltd., Class B	78,411
24,599	Yamana Gold, Inc.	133,722
		425,652
	Multi-Utilities – 3.5%
1,694	Atco Ltd., Class I	50,249
Shares	Description	Value

	Multi-Utilities (Continued)
2,152	Canadian Utilities Ltd., Class A	$53,578
		103,827
	Oil, Gas & Consumable Fuels – 12.8%
3,010	Canadian Natural Resources Ltd.	52,214
9,579	Cenovus Energy, Inc.	44,805
16,179	Husky Energy, Inc.	53,151
4,908	Imperial Oil Ltd.	78,956
1,239	Keyera Corp.	18,864
3,534	Parkland Corp.	87,751
2,971	Suncor Energy, Inc.	50,093
		385,834
	Pharmaceuticals – 2.0%
3,253	Bausch Health Cos., Inc. (a)	59,520
	Thrifts & Mortgage Finance – 0.7%
806	Genworth MI Canada, Inc.	19,717
	Trading Companies & Distributors – 3.0%
1,791	Toromont Industries Ltd.	88,877
	Total Common Stocks	2,768,792
	(Cost $3,437,110)
REAL ESTATE INVESTMENT TRUSTS – 7.5%
	Equity Real Estate Investment Trusts – 7.5%
1,619	Allied Properties Real Estate Investment Trust	48,847
3,975	Canadian Apartment Properties REIT	142,270
3,150	RioCan Real Estate Investment Trust	35,639
	Total Real Estate Investment Trusts	226,756
	(Cost $270,021)
	Total Investments – 99.8%	2,995,548
	(Cost $3,707,131) (b)
	Net Other Assets and Liabilities – 0.2%	5,538
	Net Assets – 100.0%	$3,001,086

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $344,902 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,056,485. The net unrealized depreciation was $711,583.

See Notes to Financial Statements

First Trust Canada AlphaDEX® Fund (FCAN)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,768,792	$ 2,768,792	$ —	$ —
Real Estate Investment Trusts*	226,756	226,756	—	—
Total Investments	$ 2,995,548	$ 2,995,548	$—	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Canada	99.8%
Total Investments	99.8
Net Other Assets and Liabilities	0.2
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
See Notes to Financial Statements

First Trust Australia AlphaDEX® Fund (FAUS)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 90.1%
	Airlines – 2.8%
40,228	Qantas Airways Ltd. (a)	$106,600
	Biotechnology – 3.3%
622	CSL Ltd. (a)	123,709
	Capital Markets – 4.0%
830	Macquarie Group Ltd. (a)	68,883
2,009	Magellan Financial Group Ltd. (a)	82,039
		150,922
	Chemicals – 1.4%
17,989	Incitec Pivot Ltd. (a)	23,451
2,603	Orica Ltd. (a)	30,102
		53,553
	Commercial Services & Supplies – 1.7%
21,005	Downer EDI Ltd. (a)	64,296
	Construction & Engineering – 1.5%
3,452	CIMIC Group Ltd. (a)	58,010
	Diversified Financial Services – 1.2%
14,142	Challenger Ltd. (a)	43,794
	Energy Equipment & Services – 2.4%
14,946	Worley Ltd. (a)	91,452
	Food & Staples Retailing – 1.2%
3,855	Coles Group Ltd. (a)	45,826
	Health Care Providers & Services – 3.0%
1,577	Ramsay Health Care Ltd. (a)	72,830
1,990	Sonic Healthcare Ltd. (a)	42,022
		114,852
	Hotels, Restaurants & Leisure – 5.7%
6,796	Aristocrat Leisure Ltd. (a)	121,693
14,289	Crown Resorts Ltd. (a)	96,257
		217,950
	Insurance – 2.9%
13,324	QBE Insurance Group Ltd. (a)	82,224
4,414	Suncorp Group Ltd. (a)	28,364
		110,588
	Metals & Mining – 25.2%
99,487	Alumina Ltd. (a)	113,394
4,409	BHP Group Ltd. (a)	109,775
18,992	BlueScope Steel Ltd. (a)	156,453
30,108	Evolution Mining Ltd. (a)	119,604
26,756	Fortescue Metals Group Ltd. (a)	260,113
Shares	Description	Value

	Metals & Mining (Continued)
1,891	Newcrest Mining Ltd. (a)	$41,931
2,279	Rio Tinto Ltd. (a)	156,052
		957,322
	Multiline Retail – 5.1%
43,221	Harvey Norman Holdings Ltd. (a)	106,249
2,764	Wesfarmers Ltd. (a)	85,939
		192,188
	Multi-Utilities – 4.3%
13,932	AGL Energy Ltd. (a)	164,818
	Oil, Gas & Consumable Fuels – 16.9%
8,425	Ampol Ltd. (a)	171,671
113,954	Beach Energy Ltd. (a)	121,739
15,781	Oil Search Ltd. (a)	34,973
27,079	Origin Energy Ltd. (a)	110,191
27,973	Santos Ltd. (a)	103,964
6,656	Woodside Petroleum Ltd. (a)	100,590
		643,128
	Real Estate Management & Development – 3.7%
16,251	Lendlease Corp., Ltd. (a)	140,461
	Road & Rail – 1.0%
10,938	Aurizon Holdings Ltd. (a)	37,221
	Trading Companies & Distributors – 2.8%
8,814	Seven Group Holdings Ltd. (a)	106,013
	Total Common Stocks	3,422,703
	(Cost $3,615,286)
REAL ESTATE INVESTMENT TRUSTS – 9.8%
	Equity Real Estate Investment Trusts – 9.8%
19,557	Dexus (a)	125,523
51,076	GPT (The) Group (a)	148,382
44,808	Scentre Group (a)	68,025
12,382	Stockland (a)	28,711
	Total Real Estate Investment Trusts	370,641
	(Cost $460,985)
	Total Investments – 99.9%	3,793,344
	(Cost $4,076,271) (b)
	Net Other Assets and Liabilities – 0.1%	4,226
	Net Assets – 100.0%	$3,797,570

See Notes to Financial Statements

First Trust Australia AlphaDEX® Fund (FAUS)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $3,793,344 or 99.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $197,528 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $480,455. The net unrealized depreciation was $282,927.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,422,703	$ —	$ 3,422,703	$ —
Real Estate Investment Trusts*	370,641	—	370,641	—
Total Investments	$ 3,793,344	$—	$ 3,793,344	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Australia	99.0%
Papua New Guinea	0.9
Total Investments	99.9
Net Other Assets and Liabilities	0.1
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 96.7%
	Aerospace & Defense – 0.3%
11,510	Meggitt PLC (a)	$41,924
	Airlines – 4.3%
26,535	easyJet PLC (a)	224,017
22,891	International Consolidated Airlines Group S.A. (a)	63,137
9,704	Wizz Air Holdings PLC (a) (b) (c) (d)	400,941
		688,095
	Banks – 2.2%
42,083	Barclays PLC (a)	59,371
12,772	HSBC Holdings PLC (a)	59,359
241,912	Lloyds Banking Group PLC (a)	93,320
65,307	Royal Bank of Scotland Group PLC (a)	98,042
40,094	Virgin Money UK PLC (a) (b)	45,561
		355,653
	Capital Markets – 5.2%
34,425	3i Group PLC (a)	354,474
14,594	Ashmore Group PLC (a)	75,356
975	London Stock Exchange Group PLC (a)	101,395
46,940	Quilter PLC (a) (c) (d)	80,781
19,476	St. James’s Place PLC (a)	229,008
		841,014
	Chemicals – 0.4%
2,523	Johnson Matthey PLC (a)	65,709
	Commercial Services & Supplies – 1.1%
48,044	Babcock International Group PLC (a)	184,130
	Containers & Packaging – 1.0%
39,353	DS Smith PLC (a)	159,752
	Diversified Telecommunication Services – 1.4%
157,135	BT Group PLC (a)	222,228
	Electric Utilities – 0.6%
5,255	SSE PLC (a)	88,984
	Electrical Equipment – 1.4%
157,429	Melrose Industries PLC (a)	221,903
	Electronic Equipment, Instruments & Components – 0.5%
2,601	Spectris PLC (a)	81,236
	Energy Equipment & Services – 0.6%
37,941	John Wood Group PLC (a)	90,974
Shares	Description	Value

	Entertainment – 0.6%
138,014	Cineworld Group PLC (a)	$103,607
	Food & Staples Retailing – 1.7%
113,510	Wm Morrison Supermarkets PLC (a)	267,400
	Food Products – 0.4%
2,910	Associated British Foods PLC (a)	68,805
	Health Care Equipment & Supplies – 0.6%
38,094	ConvaTec Group PLC (a) (c) (d)	92,001
	Health Care Providers & Services – 1.5%
73,467	Mediclinic International PLC (a)	241,347
	Hotels, Restaurants & Leisure – 5.8%
8,298	Carnival PLC (a)	101,505
3,322	Flutter Entertainment PLC (a)	435,511
42,749	GVC Holdings PLC (a)	391,833
		928,849
	Household Durables – 9.8%
50,628	Barratt Developments PLC (a)	311,167
9,929	Bellway PLC (a)	312,726
4,667	Berkeley Group Holdings PLC (a)	240,351
8,415	Persimmon PLC (a) (b)	238,158
50,737	Redrow PLC (a)	270,584
117,266	Taylor Wimpey PLC (a)	206,975
		1,579,961
	Insurance – 6.9%
36,111	Aviva PLC (a)	122,394
72,574	Direct Line Insurance Group PLC (a)	243,345
124,748	Legal & General Group PLC (a)	340,094
30,279	Phoenix Group Holdings PLC (a)	241,957
10,434	Prudential PLC (a)	157,220
		1,105,010
	Internet & Direct Marketing Retail – 6.2%
11,206	ASOS PLC (a) (b)	476,282
101,507	boohoo Group PLC (a) (b)	519,810
		996,092
	IT Services – 0.5%
138,204	Capita PLC (a) (b)	75,601
	Machinery – 0.9%
12,824	IMI PLC (a)	146,306
	Media – 2.1%
47,471	Pearson PLC (a)	337,937

See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining – 11.8%
17,395	Anglo American PLC (a)	$401,011
16,492	Antofagasta PLC (a)	190,884
8,509	BHP Group PLC (a)	174,120
93,561	Evraz PLC (a)	331,495
11,808	Fresnillo PLC (a)	123,382
96,364	Glencore PLC (a)	205,275
8,394	Rio Tinto PLC (a)	472,385
		1,898,552
	Multiline Retail – 2.4%
78,161	B&M European Value Retail S.A. (a)	384,740
	Oil, Gas & Consumable Fuels – 2.0%
32,060	BP PLC (a)	122,823
13,503	Royal Dutch Shell PLC, Class B (a)	204,710
		327,533
	Paper & Forest Products – 2.0%
17,060	Mondi PLC (a)	319,107
	Pharmaceuticals – 0.6%
3,797	Hikma Pharmaceuticals PLC (a)	104,194
	Professional Services – 0.8%
83,257	Hays PLC (a)	123,286
	Real Estate Management & Development – 1.1%
52,076	IWG PLC (a)	171,189
	Semiconductors & Semiconductor Equipment – 1.7%
5,933	Dialog Semiconductor PLC (a) (b)	271,189
	Software – 4.2%
66,782	Avast PLC (a) (c) (d)	436,478
4,871	AVEVA Group PLC (a)	246,975
		683,453
	Specialty Retail – 3.4%
45,138	JD Sports Fashion PLC (a)	347,412
14,538	WH Smith PLC (a)	197,925
		545,337
	Tobacco – 1.1%
4,679	British American Tobacco PLC (a)	179,453
	Trading Companies & Distributors – 6.1%
6,263	Ashtead Group PLC (a)	211,270
3,311	Ferguson PLC (a)	270,729
Shares	Description	Value

	Trading Companies & Distributors (Continued)
44,958	Howden Joinery Group PLC (a)	$307,790
14,157	Travis Perkins PLC (a)	197,377
		987,166
	Water Utilities – 2.5%
22,126	Pennon Group PLC (a)	306,394
3,006	Severn Trent PLC (a)	91,995
		398,389
	Wireless Telecommunication Services – 1.0%
103,022	Vodafone Group PLC (a)	163,780
	Total Common Stocks	15,541,886
	(Cost $19,091,162)
REAL ESTATE INVESTMENT TRUSTS – 3.2%
	Equity Real Estate Investment Trusts – 3.2%
33,704	Segro PLC (a)	372,765
12,000	UNITE Group (The) PLC (a)	139,734
	Total Real Estate Investment Trusts	512,499
	(Cost $409,784)
	Total Investments – 99.9%	16,054,385
	(Cost $19,500,946) (e)
	Net Other Assets and Liabilities – 0.1%	21,030
	Net Assets – 100.0%	$16,075,415

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $16,054,385 or 99.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $783,652 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,230,213. The net unrealized depreciation was $3,446,561.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 15,541,886	$ —	$ 15,541,886	$ —
Real Estate Investment Trusts*	512,499	—	512,499	—
Total Investments	$ 16,054,385	$—	$ 16,054,385	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
United Kingdom	82.2%
Jersey	9.8
Ireland	2.7
Isle Of Man (U.K.)	2.4
Luxembourg	2.4
Spain	0.4
Total Investments	99.9
Net Other Assets and Liabilities	0.1
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Financial Statements

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.1%
	Automobiles – 12.1%
1,553	Bajaj Auto Ltd. (a)	$58,096
239	Eicher Motors Ltd. (a)	58,033
1,763	Hero MotoCorp Ltd. (a)	59,577
8,304	Mahindra & Mahindra Ltd. (a)	56,365
704	Maruti Suzuki India Ltd. (a)	54,498
40,511	Tata Motors Ltd. (a) (b)	53,131
		339,700
	Banks – 12.6%
9,957	Axis Bank Ltd. (a)	53,865
4,018	HDFC Bank Ltd. (a)	56,475
11,414	ICICI Bank Ltd. (a)	53,214
8,586	IndusInd Bank Ltd. (a)	54,100
3,188	Kotak Mahindra Bank Ltd. (a)	57,544
22,506	State Bank of India (a) (b)	53,316
75,422	YES Bank Ltd. Lock-In (b) (c) (d)	25,572
		354,086
	Chemicals – 4.0%
2,559	Asian Paints Ltd. (a)	57,212
9,504	UPL Ltd. (a)	53,618
		110,830
	Construction & Engineering – 2.1%
4,623	Larsen & Toubro Ltd. (a)	58,019
	Construction Materials – 6.1%
6,906	Grasim Industries Ltd. (a)	56,728
192	Shree Cement Ltd. (a)	58,701
1,082	UltraTech Cement Ltd. (a)	55,936
		171,365
	Consumer Finance – 2.1%
1,539	Bajaj Finance Ltd. (a)	57,925
	Diversified Telecommunication Services – 2.0%
18,974	Bharti Infratel Ltd. (a)	55,770
	Electric Utilities – 2.0%
24,227	Power Grid Corp. of India Ltd. (a)	56,192
	Food Products – 4.2%
1,208	Britannia Industries Ltd. (a)	57,772
258	Nestle India Ltd. (a)	58,580
		116,352
	Gas Utilities – 2.0%
41,733	GAIL India Ltd. (a)	56,816
	Household Products – 2.1%
1,984	Hindustan Unilever Ltd. (a)	57,359
Shares	Description	Value

	Independent Power & Renewable Electricity Producers – 2.0%
44,650	NTPC Ltd. (a)	$56,806
	Insurance – 1.9%
704	Bajaj Finserv Ltd. (a)	54,554
	IT Services – 10.0%
7,894	HCL Technologies Ltd. (a)	58,257
5,885	Infosys Ltd. (a)	57,206
2,031	Tata Consultancy Services Ltd. (a)	55,908
7,706	Tech Mahindra Ltd. (a)	55,446
18,700	Wipro Ltd. (a)	54,588
		281,405
	Media – 1.9%
24,009	Zee Entertainment Enterprises Ltd. (a)	54,542
	Metals & Mining – 7.9%
27,490	Hindalco Industries Ltd. (a)	53,833
21,371	JSW Steel Ltd (a)	54,124
12,954	Tata Steel Ltd. (a)	56,718
39,453	Vedanta Ltd. (a)	56,364
		221,039
	Oil, Gas & Consumable Fuels – 9.6%
10,912	Bharat Petroleum Corp., Ltd. (a)	54,108
30,254	Coal India Ltd. (a)	53,445
48,680	Indian Oil Corp., Ltd. (a)	55,165
48,425	Oil & Natural Gas Corp., Ltd. (a)	52,582
2,360	Reliance Industries Ltd. (a)	53,682
		268,982
	Pharmaceuticals – 5.8%
6,527	Cipla Ltd. (a)	55,352
1,037	Dr Reddy’s Laboratories Ltd. (a)	54,318
8,507	Sun Pharmaceutical Industries Ltd. (a)	53,403
		163,073
	Textiles, Apparel & Luxury Goods – 1.9%
4,255	Titan Co., Ltd. (a)	53,575
	Thrifts & Mortgage Finance – 1.9%
2,263	Housing Development Finance Corp., Ltd. (a)	52,620
	Tobacco – 2.1%
22,561	ITC Ltd. (a)	58,255

See Notes to Financial Statements

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Transportation Infrastructure – 1.9%
11,901	Adani Ports & Special Economic Zone Ltd. (a)	$54,078
	Wireless Telecommunication Services – 1.9%
7,253	Bharti Airtel Ltd. (a) (b)	53,868
	Total Investments – 100.1%	2,807,211
	(Cost $3,461,313) (e)
	Net Other Assets and Liabilities – (0.1)%	(3,834)
	Net Assets – 100.0%	$2,803,377

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $2,781,639 or 99.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)	This security has a lock-in period of 3 years from commencement of the YES Bank Ltd. Reconstruction Scheme 2020 (the “Scheme”), which was effective March 13, 2020. Shares to the extent of 75% held by existing shareholders as on the date of commencement of the Scheme are locked in for a period of three years. The lockout period does not apply to shareholders holding less than 100 shares. See the Restricted Securities table.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $151,216 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $805,318. The net unrealized depreciation was $654,102.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$ 354,086	$ 25,572	$ 328,514	$ —
Other industry categories*	2,453,125	—	2,453,125	—
Total Investments	$ 2,807,211	$ 25,572	$ 2,781,639	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
India	100.1%
Total Investments	100.1
Net Other Assets and Liabilities	(0.1)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Financial Statements

First Trust Hong Kong AlphaDEX® Fund (FHK)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 93.8%
	Auto Components – 2.6%
66,201	Xinyi Glass Holdings Ltd. (a)	$81,700
	Communications Equipment – 1.7%
8,900	VTech Holdings Ltd. (a)	53,615
	Diversified Telecommunication Services – 0.9%
50,000	PCCW Ltd. (a)	28,588
	Food & Staples Retailing – 5.3%
95,500	Sun Art Retail Group Ltd. (a)	163,842
	Food Products – 2.4%
84,228	WH Group Ltd. (a) (b) (c)	72,789
	Hotels, Restaurants & Leisure – 8.1%
31,000	Melco International Development Ltd. (a)	60,441
66,000	NagaCorp Ltd. (a)	76,992
10,800	Sands China Ltd. (a)	42,544
28,000	Shangri-La Asia Ltd. (a)	24,195
25,000	SJM Holdings Ltd. (a)	28,028
12,000	Wynn Macau Ltd. (a)	20,813
		253,013
	Household Durables – 6.3%
203,600	Man Wah Holdings Ltd. (a)	196,084
	Industrial Conglomerates – 2.4%
6,005	CK Hutchison Holdings Ltd. (a)	38,886
41,381	NWS Holdings Ltd. (a)	35,995
		74,881
	Insurance – 0.9%
2,800	AIA Group Ltd. (a)	26,201
	Machinery – 5.6%
17,667	Techtronic Industries Co., Ltd. (a)	174,807
	Marine – 3.3%
95,000	SITC International Holdings Co., Ltd. (a)	101,720
	Paper & Forest Products – 6.8%
153,301	Lee & Man Paper Manufacturing Ltd. (a)	83,324
139,501	Nine Dragons Paper Holdings Ltd. (a)	127,546
		210,870
	Pharmaceuticals – 5.0%
83,000	Sino Biopharmaceutical Ltd. (a)	156,438
Shares	Description	Value

	Real Estate Management & Development – 38.1%
15,883	CK Asset Holdings Ltd. (a)	$95,247
47,500	Hang Lung Group Ltd. (a)	111,159
13,300	Hang Lung Properties Ltd. (a)	31,618
17,844	Henderson Land Development Co., Ltd. (a)	68,052
37,000	Hysan Development Co., Ltd. (a)	119,445
45,442	Kerry Properties Ltd. (a)	118,041
16,000	New World Development Co., Ltd.	75,969
37,434	Shimao Group Holdings Ltd. (a)	160,040
40,478	Sino Land Co., Ltd. (a)	51,213
7,601	Sun Hung Kai Properties Ltd. (a)	97,105
15,817	Swire Pacific Ltd., Class A (a)	84,064
11,899	Wharf Holdings (The) Ltd. (a)	24,347
9,800	Wharf Real Estate Investment Co., Ltd. (a)	47,046
13,027	Wheelock & Co., Ltd. (a) (d) (e)	103,033
		1,186,379
	Semiconductors & Semiconductor Equipment – 1.4%
4,200	ASM Pacific Technology Ltd. (a)	44,386
	Textiles, Apparel & Luxury Goods – 3.0%
160,000	Bosideng International Holdings Ltd. (a)	49,818
12,300	Samsonite International S.A. (a) (b) (c) (f)	12,547
19,635	Yue Yuen Industrial Holdings Ltd. (a)	29,929
		92,294
	Total Common Stocks	2,917,607
	(Cost $3,079,948)
REAL ESTATE INVESTMENT TRUSTS – 5.8%
	Equity Real Estate Investment Trusts – 5.8%
220,040	Champion REIT (a)	114,934
8,194	Link REIT (a)	67,274
	Total Real Estate Investment Trusts	182,208
	(Cost $201,349)

See Notes to Financial Statements

First Trust Hong Kong AlphaDEX® Fund (FHK)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 2.8%
86,599	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.13% (g) (h)	$86,599
	(Cost $86,599)
	Total Investments – 102.4%	3,186,414
	(Cost $3,367,896) (i)
	Net Other Assets and Liabilities – (2.4)%	(74,637)
	Net Assets – 100.0%	$3,111,777

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $3,023,846 or 97.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $82,422 and the total value of the collateral held by the Fund is $86,599.
(f)	Non-income producing security.
(g)	Rate shown reflects yield as of June 30, 2020.
(h)	This security serves as collateral for securities on loan.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $393,645 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $575,127. The net unrealized depreciation was $181,482.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Real Estate Management & Development	$ 1,186,379	$ 75,969	$ 1,110,410	$ —
Other industry categories*	1,731,228	—	1,731,228	—
Real Estate Investment Trusts*	182,208	—	182,208	—
Money Market Funds	86,599	86,599	—	—
Total Investments	$ 3,186,414	$ 162,568	$ 3,023,846	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2I – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$82,422
Non-cash Collateral (2)	(82,422)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value”, is not offset and is shown on a gross basis.
(2)	At June 30, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

See Notes to Financial Statements

First Trust Hong Kong AlphaDEX® Fund (FHK)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Country Allocation†	% of Net Assets
Hong Kong	46.0%
Cayman Islands	34.4
Bermuda	18.8
United States	2.8
Luxembourg	0.4
Total Investments	102.4
Net Other Assets and Liabilities	(2.4)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
See Notes to Financial Statements

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 96.0%
	Banks – 1.1%
8,858	Banque Cantonale Vaudoise (a)	$862,614
	Biotechnology – 1.9%
46,745	Idorsia Ltd. (a) (b)	1,502,451
	Building Products – 4.4%
480	Belimo Holding AG (a)	3,552,348
	Capital Markets – 15.3%
213,588	Credit Suisse Group AG (a)	2,222,355
42,045	Julius Baer Group Ltd. (a)	1,765,789
2,366	Partners Group Holding AG (a)	2,154,699
228,962	UBS Group AG (a)	2,644,297
50,598	Vontobel Holding AG (a)	3,562,977
		12,350,117
	Chemicals – 7.6%
32,397	Clariant AG (a) (b)	637,601
1,099	EMS-Chemie Holding AG (a)	853,817
462	Givaudan S.A. (a)	1,726,942
15,392	Sika AG (a)	2,967,154
		6,185,514
	Construction Materials – 3.5%
65,155	LafargeHolcim Ltd. (a)	2,870,471
	Diversified Telecommunication Services – 5.7%
27,604	Sunrise Communications Group AG (a) (c) (d)	2,455,287
4,095	Swisscom AG (a)	2,147,423
		4,602,710
	Electric Utilities – 5.4%
49,003	BKW AG (a)	4,399,541
	Food Products – 2.6%
327	Barry Callebaut AG (a)	624,190
1,661	Emmi AG (a)	1,453,813
		2,078,003
	Health Care Equipment & Supplies – 3.9%
3,180	Sonova Holding AG (a) (e)	636,557
2,945	Straumann Holding AG (a)	2,545,914
		3,182,471
	Insurance – 8.1%
11,996	Baloise Holding AG (a)	1,807,204
15,346	Helvetia Holding AG (a)	1,437,458
2,881	Swiss Life Holding AG (a)	1,071,786
12,875	Swiss Re AG (a)	998,257
3,524	Zurich Insurance Group AG (a)	1,248,661
		6,563,366
	Machinery – 6.4%
8,237	Bucher Industries AG (a)	2,379,267
Shares	Description	Value

	Machinery (Continued)
30,065	SFS Group AG (a)	$2,833,353
		5,212,620
	Marine – 3.5%
17,151	Kuehne + Nagel International AG (a)	2,856,818
	Pharmaceuticals – 6.3%
15,229	Novartis AG (a)	1,326,767
2,229	Roche Holding AG (a)	772,236
19,807	Vifor Pharma AG (a)	2,996,541
		5,095,544
	Professional Services – 3.2%
39,835	DKSH Holding AG (a)	2,566,485
	Real Estate Management & Development – 3.6%
15,713	PSP Swiss Property AG (a)	1,769,846
12,507	Swiss Prime Site AG (a)	1,160,217
		2,930,063
	Specialty Retail – 1.4%
36,439	Dufry AG (a) (b)	1,091,476
	Technology Hardware, Storage & Peripherals – 4.9%
61,075	Logitech International S.A. (a)	4,002,209
	Textiles, Apparel & Luxury Goods – 4.0%
9,200	Cie Financiere Richemont S.A. (a)	593,403
12,959	Swatch Group (The) AG (a)	2,601,024
		3,194,427
	Transportation Infrastructure – 3.2%
19,801	Flughafen Zurich AG (a) (b)	2,586,155
	Total Investments – 96.0%	77,685,403
	(Cost $82,804,497) (f)
	Net Other Assets and Liabilities – 4.0%	3,238,257
	Net Assets – 100.0%	$80,923,660

See Notes to Financial Statements

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $77,685,403 or 96.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. For the six months ended June 30, 2020, the Fund received 22 PIK shares of Sonova Holding AG.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,567,083 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $11,686,177. The net unrealized depreciation was $5,119,094.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 77,685,403	$ —	$ 77,685,403	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Switzerland	96.0%
Total Investments	96.0
Net Other Assets and Liabilities	4.0
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.4%
	Australia – 3.9%
26,989	Accent Group Ltd. (b)	$26,354
24,564	Beach Energy Ltd. (b)	26,242
6,168	Bega Cheese Ltd. (b)	19,064
1,255	Breville Group Ltd. (b)	19,838
10,265	Data#3 Ltd. (b)	32,485
1,435	Megaport Ltd. (b) (c)	12,069
6,726	Metcash Ltd. (b)	12,691
2,022	Mineral Resources Ltd. (b)	29,941
20,322	New Hope Corp., Ltd. (b)	19,380
1,583	NEXTDC Ltd. (b) (c)	10,888
10,700	Sandfire Resources Ltd. (b)	37,970
7,337	Whitehaven Coal Ltd. (b)	7,337
		254,259
	Austria – 0.3%
448	S IMMO AG (b) (c)	8,033
547	Wienerberger AG (b)	11,957
		19,990
	Belgium – 0.1%
219	Fagron (b)	4,603
	Bermuda – 3.0%
5,745	BW LPG Ltd. (b) (d) (e)	18,089
10,014	BW Offshore Ltd. (b)	33,515
176,000	China Youzan Ltd. (b) (c)	29,287
13,000	Chow Sang Sang Holdings International Ltd. (b)	13,826
24,000	Hopson Development Holdings Ltd. (b)	25,036
13,500	Johnson Electric Holdings Ltd. (b)	24,010
39,787	K Wah International Holdings Ltd. (b)	17,232
17,400	Kerry Logistics Network Ltd. (b)	23,197
3,800	Luk Fook Holdings International Ltd. (b)	8,262
20,000	Skyworth Group Ltd. (b) (c)	5,620
		198,074
	Canada – 7.7%
492	Boralex, Inc., Class A	11,198
2,447	Cascades, Inc.	26,658
2,491	Celestica, Inc. (c)	17,101
10,831	Cenovus Energy, Inc.	50,661
6,278	Chorus Aviation, Inc.	13,781
12,255	Corus Entertainment, Inc., Class B	25,817
703	Eldorado Gold Corp. (c)	6,778
5,276	Enerflex Ltd.	19,975
283	Enghouse Systems Ltd.	15,113
1,956	Equinox Gold Corp. (c)	21,946
941	Keyera Corp.	14,327
169	Kinaxis, Inc. (c)	24,158
1,056	Linamar Corp.	28,547
4,517	Martinrea International, Inc.	34,204
Shares	Description	Value

	Canada (Continued)
6,002	Mullen Group Ltd.	$32,141
2,585	Parex Resources, Inc. (c)	31,151
19,846	Seven Generations Energy Ltd., Class A (c)	44,294
3,561	Teranga Gold Corp. (c)	32,263
451	Torex Gold Resources, Inc. (c)	7,106
2,848	Tourmaline Oil Corp.	24,901
1,478	Transcontinental, Inc., Class A	16,439
1,424	Vermilion Energy, Inc.	6,335
		504,894
	Cayman Islands – 1.3%
54,000	Comba Telecom Systems Holdings Ltd. (b)	22,189
61,000	FIT Hon Teng Ltd. (b) (c) (d) (e)	23,776
78,000	Tongda Group Holdings Ltd. (b)	4,671
112,000	Truly International Holdings Ltd. (b) (c)	11,830
26,800	United Laboratories International Holdings (The) Ltd. (b)	23,209
		85,675
	Denmark – 1.1%
482	Chemometec A.S. (b)	23,024
379	Dfds A.S. (b) (c)	11,763
1,378	Matas A.S. (b) (c)	12,227
279	Netcompany Group A.S. (b) (c) (d) (e)	18,337
65	Schouw & Co., A.S. (b)	5,193
		70,544
	France – 1.6%
583	Albioma S.A. (b)	24,100
2,622	Elior Group S.A. (b) (d) (e)	15,001
2,157	Maisons du Monde S.A. (b) (d) (e)	28,477
708	Mersen S.A. (b)	16,988
2,036	SMCP S.A. (b) (c) (d) (e)	9,966
2,372	Television Francaise 1 (b) (c)	12,870
		107,402
	Germany – 2.3%
313	Aurubis AG (b)	19,350
494	CropEnergies AG (b)	4,971
2,345	Deutz AG (b) (c)	11,035
222	Draegerwerk AG & Co., KGaA (b) (c)	18,167
29	Hypoport AG (b) (c)	12,900
742	K+S AG (b)	4,703
188	PATRIZIA AG (b)	4,560
302	SMA Solar Technology AG (b) (c)	9,367
1,737	Tele Columbus AG (b) (c) (d) (e)	6,046
1,355	TLG Immobilien AG (b) (c)	26,601
392	Wacker Neuson SE (b) (c)	5,935

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
177	zooplus AG (b) (c)	$29,073
		152,708
	Greece – 0.3%
3,231	FF Group (b) (c) (f) (g)	8,712
646	Mytilineos S.A. (b)	5,318
2,914	Piraeus Bank S.A. (b) (c)	5,176
		19,206
	Guernsey – 0.4%
4,150	Burford Capital Ltd. (b)	23,994
	Hong Kong – 0.7%
35,000	Hong Kong Television Network Ltd. (b) (c)	20,233
63,600	Shun Tak Holdings Ltd. (b)	23,813
		44,046
	Ireland – 0.3%
6,379	Dalata Hotel Group PLC (b)	20,476
	Israel – 1.6%
163	Delek Group Ltd. (b) (c)	3,921
51	Electra Ltd. (b)	21,750
155	Formula Systems 1985 Ltd. (b)	12,081
389	Fox Wizel Ltd. (b)	14,338
43	Israel (The) Corp., Ltd. (b) (c)	3,537
711	Kamada Ltd. (b) (c)	5,418
526	Matrix IT Ltd. (b)	11,240
389	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. (b)	21,575
3,729	Shikun & Binui Ltd. (b) (c)	13,341
		107,201
	Italy – 1.0%
3,218	Anima Holding S.p.A (b) (d) (e)	13,900
3,283	Banco BPM S.p.A. (b) (c)	4,917
2,473	Falck Renewables S.p.A. (b)	15,171
499	Sesa S.p.A. (b)	30,281
		64,269
	Japan – 35.8%
400	Adastria Co., Ltd. (b)	6,360
700	ADEKA Corp. (b)	9,305
900	Aisan Industry Co., Ltd. (b)	4,422
500	Arata Corp. (b)	22,464
400	Argo Graphics, Inc. (b)	12,529
500	ARTERIA Networks Corp. (b)	8,887
800	Asahi Holdings, Inc. (b)	21,297
600	ASKUL Corp. (b)	19,272
400	BayCurrent Consulting, Inc. (b)	33,445
400	Belc Co., Ltd. (b)	27,393
1,000	Cawachi Ltd. (b)	25,829
200	Chudenko Corp. (b)	4,299
200	Comture Corp. (b)	5,215
Shares	Description	Value

	Japan (Continued)
900	Cosmo Energy Holdings Co., Ltd. (b)	$13,223
700	Create SD Holdings Co., Ltd. (b)	21,839
1,000	Cybozu, Inc. (b)	31,384
100	Daido Steel Co., Ltd. (b)	3,070
4,700	Daikyonishikawa Corp. (b)	21,145
1,000	Daio Paper Corp. (b)	13,361
400	Daiwabo Holdings Co., Ltd. (b)	26,252
200	DKS Co., Ltd. (b)	9,661
300	Duskin Co., Ltd. (b)	7,644
1,400	Eagle Industry Co., Ltd. (b)	9,402
200	Earth Corp. (b)	15,252
500	EDION Corp. (b)	5,078
900	Exedy Corp. (b)	13,435
1,200	FCC Co., Ltd. (b)	20,632
800	Fuji Corp. (b)	14,055
300	Fujitec Co., Ltd. (b)	5,520
200	Fujitsu General Ltd. (b)	4,109
4,100	Futaba Industrial Co., Ltd. (b)	17,235
100	Fuyo General Lease Co., Ltd. (b)	5,572
1,300	Gakken Holdings Co., Ltd. (b)	17,498
1,100	Geo Holdings Corp. (b)	13,823
700	Godo Steel Ltd. (b)	11,935
600	Goldcrest Co., Ltd. (b)	8,235
1,700	G-Tekt Corp. (b)	16,496
500	Heiwa Real Estate Co., Ltd. (b)	14,325
6,700	Hitachi Zosen Corp. (b)	24,509
400	Hokkoku Bank (The) Ltd. (b)	10,636
1,200	Hokuetsu Corp. (b)	4,249
1,200	Hokuriku Electric Power Co. (b)	7,635
900	Honeys Holdings Co., Ltd. (b)	9,573
2,500	Hosiden Corp. (b)	21,985
2,400	IDOM, Inc. (b)	11,061
400	Inaba Denki Sangyo Co., Ltd. (b)	8,919
1,700	Ines Corp. (b)	21,530
380	Infocom Corp. (b)	10,421
200	Information Services International-Dentsu Ltd. (b)	9,302
700	Internet Initiative Japan, Inc. (b)	23,951
300	IR Japan Holdings Ltd. (b)	31,615
1,100	Itochu Enex Co., Ltd. (b)	8,938
700	Itoham Yonekyu Holdings, Inc. (b)	4,219
300	Iwatani Corp. (b)	10,493
500	Jafco Co., Ltd. (b)	16,909
1,100	Japan Petroleum Exploration Co., Ltd. (b)	18,607
1,000	Japan Wool Textile (The) Co., Ltd. (b)	9,931
900	JDC Corp. (b)	4,835
300	Kaga Electronics Co., Ltd. (b)	5,458
700	Kanamoto Co., Ltd. (b)	15,333
500	Kandenko Co., Ltd. (b)	4,250
600	Kanto Denka Kogyo Co., Ltd. (b)	4,775

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
700	Kato Sangyo Co., Ltd. (b)	$22,940
400	Kohnan Shoji Co., Ltd. (b)	12,611
6,800	Kojima Co., Ltd. (b)	34,865
5,100	Koshidaka Holdings Co., Ltd. (b)	19,812
200	Krosaki Harima Corp. (b)	6,765
500	Kureha Corp. (b)	21,984
400	Kyoei Steel Ltd. (b)	4,826
800	Life Corp. (b)	25,709
200	Litalico, Inc. (b) (c)	4,484
1,300	LIXIL VIVA Corp. (b)	31,403
3,000	Macromill, Inc. (b)	20,723
1,200	Maeda Corp. (b)	9,184
900	Maeda Road Construction Co., Ltd. (b)	16,973
400	Maruwa Unyu Kikan Co., Ltd. (b)	11,277
200	Matsuyafoods Holdings Co., Ltd. (b)	6,785
400	Megmilk Snow Brand Co., Ltd. (b)	9,317
600	METAWATER Co., Ltd. (b)	27,638
700	Mirait Holdings Corp. (b)	10,485
700	Mitsubishi Shokuhin Co., Ltd. (b)	17,883
800	Mitsui OSK Lines Ltd. (b)	14,235
300	Morinaga Milk Industry Co., Ltd. (b)	13,357
600	Musashi Seimitsu Industry Co., Ltd. (b)	5,386
1,500	NEC Networks & System Integration Corp. (b)	30,686
200	Nichiha Corp. (b)	4,273
700	Nippon Carbon Co., Ltd. (b)	22,452
600	Nippon Flour Mills Co., Ltd. (b)	9,007
700	Nippon Gas Co., Ltd. (b)	30,098
5,500	Nippon Light Metal Holdings Co., Ltd. (b)	9,635
800	Nippon Yakin Kogyo Co., Ltd. (b)	11,921
700	Nipro Corp. (b)	7,758
900	Nishimatsu Construction Co., Ltd. (b)	17,963
200	Nishi-Nippon Railroad Co., Ltd. (b)	5,427
600	Nishio Rent All Co., Ltd. (b)	12,399
300	Nisshin Oillio Group (The) Ltd. (b)	9,389
300	Nojima Corp. (b)	7,592
400	Noritake Co., Ltd. (b)	13,072
900	Oisix ra daichi, Inc. (b) (c)	17,628
500	Oki Electric Industry Co., Ltd. (b)	4,831
735	Okinawa Electric Power (The) Co., Inc. (b)	12,241
900	Optim Corp. (b) (c)	29,032
Shares	Description	Value

	Japan (Continued)
300	Organo Corp. (b)	$16,230
1,000	OSAKA Titanium Technologies Co., Ltd. (b)	8,703
7,800	OSJB Holdings Corp. (b)	16,762
1,500	Oyo Corp. (b)	19,605
1,500	Pacific Industrial Co., Ltd. (b)	13,227
300	Pacific Metals Co., Ltd. (b)	4,303
4,100	Penta-Ocean Construction Co., Ltd. (b)	22,142
5,800	Press Kogyo Co., Ltd. (b)	15,761
2,400	Pressance Corp. (b)	26,462
800	Prima Meat Packers Ltd. (b)	21,485
1,100	Qol Holdings Co., Ltd. (b)	11,563
1,100	Rengo Co., Ltd. (b)	8,967
2,500	Round One Corp. (b)	18,079
700	Ryobi Ltd. (b)	7,854
1,100	Ryoyo Electro Corp. (b)	29,829
1,200	Sanki Engineering Co., Ltd. (b)	13,756
400	SB Technology Corp. (b)	13,783
1,300	SBS Holdings, Inc. (b)	26,837
400	SEC Carbon Ltd. (b)	24,761
2,200	Senko Group Holdings Co., Ltd. (b)	16,352
200	SHIFT, Inc. (b) (c)	20,424
400	Shinmaywa Industries Ltd. (b)	3,759
300	Ship Healthcare Holdings, Inc. (b)	12,555
700	Sinko Industries Ltd. (b)	9,461
400	Sumitomo Bakelite Co., Ltd. (b)	11,297
200	Sumitomo Densetsu Co., Ltd. (b)	4,443
2,300	Sun Frontier Fudousan Co., Ltd. (b)	18,322
500	SWCC Showa Holdings Co., Ltd. (b)	5,348
1,000	Taihei Dengyo Kaisha Ltd. (b)	21,388
1,500	Taiko Pharmaceutical Co., Ltd. (b)	36,233
300	Taiyo Holdings Co., Ltd. (b)	13,854
300	Takasago Thermal Engineering Co., Ltd. (b)	4,412
300	Takeuchi Manufacturing Co., Ltd. (b)	5,005
400	Takuma Co., Ltd. (b)	5,516
200	TKC Corp. (b)	10,603
1,600	Toa Corp. (b)	23,226
3,000	Toda Corp. (b)	19,407
1,000	Tokai Carbon Co., Ltd. (b)	9,450
1,400	Tokai Rika Co., Ltd. (b)	20,370
200	Token Corp. (b)	13,048
900	Tokuyama Corp. (b)	21,294
2,100	Tokyo Steel Manufacturing Co., Ltd. (b)	12,094
3,300	Tokyu Construction Co., Ltd. (b)	17,145
1,600	Topre Corp. (b)	17,935
1,000	Topy Industries Ltd. (b)	11,361
400	Toridoll Holdings Corp. (b)	4,501

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
900	Torii Pharmaceutical Co., Ltd. (b)	$25,863
4,300	Toyo Construction Co., Ltd. (b)	16,044
2,000	TPR Co., Ltd. (b)	24,952
300	Trancom Co., Ltd. (b)	19,294
700	Tsubaki Nakashima Co., Ltd. (b)	5,498
900	TV Asahi Holdings Corp. (b)	13,113
600	Ube Industries Ltd. (b)	10,341
1,000	Unipres Corp. (b)	8,770
1,000	United Super Markets Holdings, Inc. (b)	10,549
300	V Technology Co., Ltd. (b)	10,253
700	Valor Holdings Co., Ltd. (b)	13,689
300	Warabeya Nichiyo Holdings Co., Ltd. (b)	4,728
1,200	World Co., Ltd. (b)	18,329
500	Yamato Kogyo Co., Ltd. (b)	10,225
600	Zuken, Inc. (b)	15,997
		2,340,635
	Jersey – 0.5%
19,942	Genel Energy PLC (b)	32,031
	Luxembourg – 0.5%
956	ADO Properties S.A. (b) (c) (d) (e)	26,075
296	Corestate Capital Holding S.A. (b) (c)	6,019
		32,094
	Mauritius – 0.1%
87,300	Golden Agri-Resources Ltd. (b)	9,342
	Netherlands – 0.8%
146	Corbion N.V. (b)	5,261
388	Shop Apotheke Europe N.V. (c) (d) (e)	46,382
1,590	SRH N.V. (b) (c) (f) (g)	0
		51,643
	New Zealand – 0.9%
25,732	Air New Zealand Ltd. (b)	22,069
654	EBOS Group Ltd. (b)	9,158
19,494	SKYCITY Entertainment Group Ltd. (b)	30,318
		61,545
	Norway – 1.7%
62,240	DNO ASA (b)	38,404
2,986	Europris ASA (b) (d) (e)	14,476
1,391	Kongsberg Gruppen ASA (b)	19,579
221	Norway Royal Salmon ASA (b)	5,792
1,374	Scatec Solar ASA (b) (d) (e)	22,457
777	TGS NOPEC Geophysical Co., ASA (b)	11,462
		112,170
Shares	Description	Value

	Papua New Guinea – 0.2%
5,934	Oil Search Ltd. (b)	$13,151
	Singapore – 0.5%
15,500	Sheng Siong Group Ltd. (b)	18,418
18,700	Yanlord Land Group Ltd. (b)	15,825
		34,243
	South Korea – 18.2%
257	Alteogen, Inc. (b) (c)	57,401
1,462	Binex Co., Ltd. (b) (c)	15,599
1,186	BNK Financial Group, Inc. (b)	4,982
263	Celltrion Pharm, Inc. (b) (h)	28,000
124	Chong Kun Dang Pharmaceutical Corp. (b)	11,256
249	Chongkundang Holdings Corp. (b)	24,996
2,418	Daeduck Co., Ltd. (b)	11,620
286	Daelim Industrial Co., Ltd. (b)	19,673
1,242	Daesang Corp. (b)	26,937
972	DB HiTek Co., Ltd. (b)	23,563
1,146	DGB Financial Group, Inc. (b)	4,928
271	DongKook Pharmaceutical Co., Ltd. (b)	27,350
586	Doosan Bobcat, Inc. (b)	13,034
5,019	Doosan Infracore Co., Ltd. (b) (c)	30,649
195	Douzone Bizon Co., Ltd. (b)	16,661
201	Duk San Neolux Co., Ltd. (b) (c)	5,698
114	F&F Co., Ltd. (b)	8,796
1,027	GS Engineering & Construction Corp. (b)	21,145
149	GS Home Shopping, Inc. (b)	13,598
1,353	Handsome Co., Ltd. (b)	39,675
687	Hanjin Transportation Co., Ltd. (b)	25,368
1,360	Hankook Tire & Technology Co., Ltd. (b)	28,147
1,030	Harim Holdings Co., Ltd. (b)	5,810
3,550	HDC Holdings Co., Ltd. (b)	25,101
1,692	HDC Hyundai Development Co-Engineering & Construction (b)	29,918
588	Hite Jinro Co., Ltd. (b)	21,552
179	Hyundai Department Store Co., Ltd. (b)	8,423
91	Hyundai Home Shopping Network Corp. (b)	4,879
293	Hyundai Steel Co. (b)	5,067
196	Hyundai Wia Corp. (b)	5,706
505	Ilyang Pharmaceutical Co., Ltd. (b)	27,152
1,176	JB Financial Group Co., Ltd. (b)	4,663
1,399	Kginicis Co., Ltd. (b)	25,620
75	KIWOOM Securities Co., Ltd. (b)	5,483
1,577	Korea Line Corp. (b) (c)	22,764

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
301	Korea Petrochemical Ind. Co., Ltd. (b)	$28,535
3,059	Kuk-il Paper Manufacturing Co., Ltd. (b) (c)	14,739
244	Kumho Petrochemical Co., Ltd. (b)	15,260
211	LEENO Industrial, Inc. (b)	19,976
1,958	LF Corp. (b)	20,264
574	LG International Corp. (b)	7,488
847	LOTTE Fine Chemical Co., Ltd. (b)	24,448
1,006	Mcnex Co., Ltd. (b)	26,219
423	MegaStudyEdu Co., Ltd. (b)	12,622
1,521	Neowiz (b) (c)	35,255
733	NEPES Corp. (b)	17,605
154	NHN Corp. (b) (c)	10,644
860	NHN KCP Corp. (b)	35,501
55	NongShim Co., Ltd. (b)	16,762
1,379	Partron Co., Ltd. (b)	10,281
766	Pharmicell Co., Ltd. (b) (c)	11,767
464	Posco International Corp. (b)	5,414
953	S&T Motiv Co., Ltd. (b)	30,369
226	Samyang Foods Co., Ltd. (b)	23,727
2,588	Sangsangin Co., Ltd. (b)	13,330
5,744	SFA Semicon Co., Ltd. (b) (c)	24,094
97	Shinsegae, Inc. (b)	17,962
249	SK Chemicals Co., Ltd. (b)	26,767
745	SK Discovery Co., Ltd. (b)	24,456
1,196	SL Corp. (b) (f)	13,721
460	Taeyoung Engineering & Construction Co., Ltd. (b)	6,024
252	Ubiquoss Holdings, Inc. (b)	7,096
55	Young Poong Corp. (b)	21,250
942	Youngone Corp. (b)	20,101
		1,192,891
	Spain – 0.0%
533	Let’s GOWEX S.A. (b) (c) (f) (g) (i)	0
	Sweden – 2.1%
3,465	Arjo AB, B Shares (b)	19,347
1,362	Bure Equity AB (b)	29,725
1,741	Granges AB (b) (c)	13,880
8,692	Klovern AB, B Shares (b)	13,826
2,896	Mekonomen AB (b) (c)	20,710
765	MIPS AB (b) (d)	26,528
792	Nobina AB (b) (c) (d) (e)	4,746
1,435	Scandic Hotels Group AB (b) (d) (e)	5,080
		133,842
	Switzerland – 1.8%
136	ALSO Holding AG (b)	33,408
4	Gurit Holding AG (b)	5,859
414	Implenia AG (b)	15,393
Shares	Description	Value

	Switzerland (Continued)
149	Swissquote Group Holding S.A. (b)	$12,769
171	Zur Rose Group AG (b) (c)	46,792
		114,221
	United Kingdom – 7.7%
1,430	Aggreko PLC (b)	7,864
454	Avon Rubber PLC (b)	17,961
1,609	Balfour Beatty PLC (b)	5,180
13,511	Cairn Energy PLC (b) (c)	19,662
1,739	Chemring Group PLC (b)	5,181
21,071	Cineworld Group PLC (b)	15,818
1,219	Computacenter PLC (b)	24,706
1,986	Crest Nicholson Holdings PLC (b)	4,855
633	Dart Group PLC (b)	6,577
160	Dialog Semiconductor PLC (b) (c)	7,313
11,884	Diversified Gas & Oil PLC (b) (d)	14,091
1,227	Domino’s Pizza Group PLC (b)	4,710
7,114	Elementis PLC	5,677
14,764	Ferrexpo PLC (b)	31,707
3,984	Hunting PLC (b)	10,423
164,119	Hurricane Energy PLC (b) (c)	11,821
11,767	ITM Power PLC (b) (c)	38,396
12,935	Just Group PLC (b) (c)	8,436
1,589	Kainos Group PLC (b)	14,747
3,970	KAZ Minerals PLC (b)	24,459
964	Keywords Studios PLC	21,644
10,437	Learning Technologies Group PLC (b)	15,931
742	Liontrust Asset Management PLC	11,998
5,752	Mitchells & Butlers PLC (b) (c)	13,394
272	Oxford Instruments PLC (b)	4,834
5,417	Pets at Home Group PLC (b)	16,026
1,516	Polypipe Group PLC (b)	8,109
2,165	QinetiQ Group PLC (b)	7,975
16,663	Reach PLC (b)	15,992
10,031	Redde Northgate PLC (b)	20,624
3,879	Redrow PLC (b)	20,687
13,921	Royal Mail PLC (b)	31,375
9,924	Senior PLC (b)	8,574
1,584	Smart Metering Systems PLC	11,620
3,320	Sole Realisation Co., PLC (b) (c) (f) (g)	0
174	Ultra Electronics Holdings PLC (b)	4,291
10,781	Vectura Group PLC (b)	12,913
		505,571
	Total Common Stocks	6,310,720
	(Cost $6,094,395)

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) – 2.9%
	Australia – 0.8%
3,797	Charter Hall Social Infrastructure REIT (b)	$6,215
11,210	Growthpoint Properties Australia Ltd. (b)	24,933
13,409	National Storage REIT (b)	17,161
		48,309
	Canada – 0.7%
3,793	Cominar Real Estate Investment Trust	22,854
1,849	InterRent Real Estate Investment Trust	19,517
390	Killam Apartment Real Estate Investment Trust	5,033
		47,404
	Israel – 0.2%
6,371	Sella Capital Real Estate Ltd. (b)	10,492
	Japan – 0.4%
77	Invincible Investment Corp. (b)	19,986
3	LaSalle Logiport REIT (b)	4,621
		24,607
	Singapore – 0.3%
30,600	Mapletree North Asia Commercial Trust (b) (d)	20,568
	Spain – 0.4%
4,893	Lar Espana Real Estate Socimi S.A.	25,535
	United Kingdom – 0.1%
5,242	GCP Student Living PLC (b)	8,069
	Total Real Estate Investment Trusts	184,984
	(Cost $176,994)
	Total Investments – 99.3%	6,495,704
	(Cost $6,271,389) (j)
	Net Other Assets and Liabilities – 0.7%	49,042
	Net Assets – 100.0%	$6,544,746

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $5,820,550 or 88.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).
(h)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the six months ended June 30, 2020.
(i)	This issuer has filed for protection in bankruptcy court.
(j)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $975,988 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $751,673. The net unrealized appreciation was $224,315.

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$ 504,894	$ 504,894	$ —	$ —
Greece	19,206	—	10,494	8,712
Netherlands	51,643	46,382	5,261	—**
Spain	—**	—	—	—**
United Kingdom	505,571	50,939	454,632	—**
Other Country Categories*	5,229,406	—	5,229,406	—
Real Estate Investment Trusts:
Canada	47,404	47,404	—	—
Spain	25,535	25,535	—	—
Other Country Categories*	112,045	—	112,045	—
Total Investments	$ 6,495,704	$ 675,154	$ 5,811,838	$ 8,712

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.
Currency Exposure Diversification	% of Total Investments
Japanese Yen	36.4%
South Korean Won	18.4
British Pound Sterling	8.6
Canadian Dollar	8.2
Euro	7.8
Australian Dollar	4.9
Hong Kong Dollar	4.2
Norwegian Krone	2.5
Swedish Krona	2.1
Israeli Shekel	1.8
Swiss Franc	1.8
Danish Krone	1.1
Singapore Dollar	1.0
New Zealand Dollar	0.9
United States Dollar	0.3
Total	100.0%

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.0%
	Bermuda – 2.4%
3,429,759	China Oriental Group Co., Ltd. (b) (c)	$940,554
364,965	COSCO SHIPPING Ports Ltd. (b)	196,863
5,686,413	GOME Retail Holdings Ltd. (b) (c) (d)	953,167
348,553	Road King Infrastructure Ltd. (b)	473,971
1,844,276	Sinopec Kantons Holdings Ltd. (b)	707,897
		3,272,452
	Brazil – 7.0%
81,179	Alupar Investimento S.A.	357,820
681,539	C&A Modas LTDA	1,292,118
586,176	Camil Alimentos S.A.	1,209,410
22,329	Cia de Saneamento de Minas Gerais-Copasa	239,094
248,620	Iochpe-Maxion S.A.	618,110
473,193	Light S.A. (d)	1,442,699
515,968	Marfrig Global Foods S.A. (d)	1,196,439
196,401	Metalurgica Gerdau S.A. (Preference Shares)	264,006
164,059	Petro Rio S.A. (d)	1,067,661
160,927	SLC Agricola S.A.	698,383
295,794	Smiles Fidelidade S.A.	800,120
139,217	Tupy S.A. (d)	488,966
		9,674,826
	Cayman Islands – 14.3%
864,860	Asia Cement China Holdings Corp. (b)	854,583
637,311	C&D International Investment Group Ltd. (b)	997,032
1,669,516	China Everbright Greentech, Ltd. (b) (e) (f)	660,775
311,173	China Lilang Ltd. (b)	167,576
11,550	China Metal Recycling Holdings Ltd. (d) (g) (h) (i)	0
1,078,103	China Yongda Automobiles Services Holdings Ltd. (b)	1,305,335
3,301,678	China ZhengTong Auto Services Holdings Ltd. (b)	475,912
1,338,132	China Zhongwang Holdings Ltd. (b) (c)	253,178
1,010,000	Chinasoft International Ltd. (b) (c)	556,451
1,922,516	COFCO Meat Holdings, Ltd. (b) (c) (e)	639,403
2,208,595	Dongyue Group Ltd. (b)	902,824
4,873,863	Fantasia Holdings Group Co., Ltd. (b) (c)	919,483
199,827	Fu Shou Yuan International Group Ltd. (b)	183,706
2,044,139	Fufeng Group Ltd. (b)	655,155
Shares	Description	Value

	Cayman Islands (Continued)
5,481,052	GCL-Poly Energy Holdings Ltd. (b) (d)	$155,984
3,066,689	Hope Education Group Co., Ltd. (b) (e) (f)	1,056,322
812,247	iDreamSky Technology Holdings Ltd. (b) (d) (e) (f)	523,155
475,068	Kaisa Group Holdings Ltd. (b)	180,875
869,194	Kasen International Holdings Ltd. (b) (c) (d)	109,644
1,765,075	Lonking Holdings Ltd. (b)	537,658
1,754,009	Nexteer Automotive Group Ltd. (b) (c)	1,215,514
474,671	Q Technology Group Co., Ltd. (b) (e)	625,221
1,436,898	Redco Group (b) (c) (e) (f)	665,243
1,315,591	Sany Heavy Equipment International Holdings Co., Ltd. (b)	614,913
436,448	S-Enjoy Service Group Co., Ltd. (b)	1,127,427
1,515,931	Tiangong International Co., Ltd. (b)	489,679
1,610,622	Tianli Education International Holdings, Ltd. (b) (e)	1,134,062
1,180,440	Tianneng Power International Ltd. (b) (c)	2,024,441
153,679	TPK Holding Co., Ltd. (b) (d)	243,476
490,780	Wisdom Marine Lines Co., Ltd. (b)	414,378
		19,689,405
	Chile – 0.2%
1,443,051	AES Gener S.A.	207,305
	China – 1.4%
4,043,878	China Suntien Green Energy Corp., Ltd., Class H (b) (d)	930,585
808,949	Inner Mongolia Yitai Coal Co., Ltd., Class B (b)	526,458
418,587	Sinopec Engineering Group Co., Ltd., Class H (b)	179,731
149,078	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H (b) (e) (f)	305,976
		1,942,750
	Egypt – 0.2%
699,154	ElSewedy Electric Co. (b)	288,457
	Hong Kong – 2.7%
1,503,254	China Overseas Grand Oceans Group Ltd. (b)	856,696
1,895,567	China Power International Development Ltd. (b)	348,867
7,278,656	China South City Holdings Ltd. (b)	746,462

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Hong Kong (Continued)
2,814,559	China Travel International Investment Hong Kong Ltd. (b) (c)	$401,546
2,594,180	Poly Property Group Co., Ltd. (b)	785,961
348,972	Shanghai Industrial Holdings Ltd. (b)	539,021
		3,678,553
	India – 1.2%
96,808	Adani Enterprises Ltd. (b)	202,807
550,729	Indiabulls Housing Finance Ltd. (b)	1,510,230
		1,713,037
	Indonesia – 4.6%
14,504,960	Adaro Energy Tbk PT (b)	1,020,468
2,634,846	Bukit Asam Tbk PT (b)	376,535
12,859,621	Bumi Serpong Damai Tbk PT (b) (d)	672,346
2,864,820	Indah Kiat Pulp & Paper Corp. Tbk PT (b)	1,208,590
1,772,828	Indo Tambangraya Megah Tbk PT (b)	888,224
6,346,922	Media Nusantara Citra Tbk PT (b)	404,315
18,649,235	Pakuwon Jati Tbk PT (b)	546,509
3,705,783	Perusahaan Gas Negara Tbk PT (b)	297,042
10,318,499	Wijaya Karya Persero Tbk PT (b)	871,745
		6,285,774
	Jersey – 0.7%
5,639,276	West China Cement Ltd. (b)	1,033,688
	Luxembourg – 0.1%
24,978	PLAY Communications S.A. (b) (e) (f)	192,882
	Malaysia – 2.9%
2,645,800	Dayang Enterprise Holdings Bhd (b) (d)	794,114
1,152,500	DRB-Hicom Bhd (b)	464,147
199,700	Pentamaster Corp., Bhd (b) (d)	242,479
1,350,300	Supermax Corp. Bhd (b) (d)	2,535,200
		4,035,940
	Mexico – 2.9%
1,290,854	Alfa S.A.B. de C.V., Class A	725,051
172,744	Coca-Cola Femsa S.A.B. de C.V.	753,972
301,184	Corp Inmobiliaria Vesta S.A.B. de CV	449,591
437,810	Genomma Lab Internacional SAB de CV (d)	450,677
911,862	Gentera S.A.B. de C.V.	443,146
Shares	Description	Value

	Mexico (Continued)
318,336	Megacable Holdings S.A.B. de C.V.	$934,046
67,795	Qualitas Controladora S.A.B. de C.V.	266,644
		4,023,127
	Philippines – 2.2%
3,849,100	Alliance Global Group, Inc. (b) (d)	527,667
11,877,500	DMCI Holdings, Inc. (b)	981,440
7,164,000	Megaworld Corp. (b)	440,664
14,802,000	Metro Pacific Investments Corp. (b)	1,106,574
		3,056,345
	Poland – 3.3%
293,952	Jastrzebska Spolka Weglowa S.A. (b)	1,407,316
22,331	KRUK SA (b)	612,503
246,454	Orange Polska S.A. (b) (d)	389,776
768,430	PGE Polska Grupa Energetyczna S.A. (b) (d)	1,343,644
1,308,324	Tauron Polska Energia S.A. (b) (d)	787,628
		4,540,867
	Russia – 1.2%
452,636	Mechel PJSC (b) (d)	415,543
5,245,094	Sistema PJSFC (b)	1,267,136
		1,682,679
	South Africa – 7.8%
93,614	African Rainbow Minerals Ltd. (b)	916,591
49,145	Astral Foods Ltd. (b)	414,915
145,706	Barloworld Ltd. (b)	580,835
474,688	Dis-Chem Pharmacies Ltd. (e) (f)	479,544
127,076	Exxaro Resources Ltd. (b)	959,173
92,946	Foschini Group (The) Ltd. (b)	345,476
238,544	Harmony Gold Mining Co., Ltd. (b) (d)	997,389
605,159	Momentum Metropolitan Holdings (b)	615,845
462,472	Motus Holdings Ltd. (b)	819,802
207,578	Pick n Pay Stores Ltd. (b)	610,932
449,259	Sappi Ltd. (b) (d)	702,630
170,312	Sasol Ltd. (b) (d)	1,307,790
69,212	SPAR Group (The) Ltd. (b)	684,767
765,906	Telkom S.A. SOC Ltd. (b)	1,313,765
		10,749,454
	Taiwan – 20.9%
233,551	Adlink Technology Inc. (b)	656,136
176,616	Asia Vital Components Co., Ltd. (b)	251,900
6,916	ASMedia Technology, Inc. (b)	338,690

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan (Continued)
251,177	ASROCK, Inc. (b)	$1,198,127
205,597	Century Iron & Steel Industrial Co., Ltd. (b)	587,059
90,101	Charoen Pokphand Enterprise (b)	209,106
46,004	Chaun-Choung Technology Corp. (b)	413,474
518,244	Cheng Loong Corp. (b)	410,288
182,050	Cheng Uei Precision Industry Co., Ltd. (b)	248,146
70,250	Chicony Electronics Co., Ltd. (b)	203,626
202,470	Chicony Power Technology Co., Ltd. (b)	464,082
600,559	ChipMOS Technologies, Inc. (b)	691,679
476,507	Chung-Hsin Electric & Machinery Manufacturing Corp. (b)	448,662
3,237,058	CMC Magnetics Corp. (b) (d)	812,317
170,399	Compeq Manufacturing Co., Ltd. (b)	278,125
188,161	FocalTech Systems Co., Ltd. (b)	206,613
313,233	Gigabyte Technology Co., Ltd. (b)	699,146
104,925	Global Mixed Mode Technology, Inc. (b)	565,464
878,344	Gold Circuit Electronics Ltd. (b) (d)	1,004,514
963,794	Goldsun Building Materials Co., Ltd. (b)	495,278
2,063,938	Grand Pacific Petrochemical (b) (d)	1,019,836
432,338	Great Wall Enterprise Co., Ltd. (b)	626,973
1,162,655	HannsTouch Solution Inc. (b) (d)	398,238
322,334	Huaku Development Co., Ltd. (b)	922,761
39,887	ITEQ Corp. (b)	200,350
464,049	Kindom Development Co., Ltd. (b)	490,851
176,032	King Yuan Electronics Co., Ltd. (b)	206,143
541,155	Kinpo Electronics (b)	199,831
571,808	Lien Hwa Industrial Corp. (b)	825,924
644,668	Mercuries Life Insurance Co., Ltd. (b) (d)	219,549
784,525	Mitac Holdings Corp. (b)	866,940
387,270	Nan Ya Printed Circuit Board Corp. (b)	1,047,951
61,990	Powertech Technology, Inc. (b)	226,282
696,984	Ruentex Development Co., Ltd. (b)	1,211,164
306,914	Ruentex Industries Ltd. (b)	738,104
137,124	Shin Zu Shing Co., Ltd. (b)	697,577
172,050	Sigurd Microelectronics Corp. (b)	238,060
127,290	Sinbon Electronics Co., Ltd. (b)	647,461
Shares	Description	Value

	Taiwan (Continued)
174,589	Standard Foods Corp. (b)	$373,719
430,010	Synnex Technology International Corp. (b)	609,226
289,400	Systex Corp. (b)	799,414
724,485	Taiwan Cogeneration Corp. (b)	970,744
107,684	Taiwan Hon Chuan Enterprise Co., Ltd. (b)	201,230
184,574	Taiwan PCB Techvest Co., Ltd. (b)	219,607
154,123	Taiwan Surface Mounting Technology Corp. (b)	685,303
220,953	Teco Electric and Machinery Co., Ltd. (b)	203,210
166,405	Tong Yang Industry Co., Ltd. (b)	207,283
235,098	Topco Scientific Co., Ltd. (b)	873,566
242,044	TXC Corp. (b)	525,685
546,150	Unitech Printed Circuit Board Corp. (b)	480,082
128,700	United Integrated Services Co., Ltd. (b)	882,924
8,412	Voltronic Power Technology Corp. (b)	242,393
468,472	WT Microelectronics Co., Ltd. (b)	630,119
		28,870,932
	Thailand – 4.6%
4,562,000	AP Thailand PCL	870,850
385,200	Bangchak Corp. PCL	261,723
1,179,300	Jasmine International PCL	136,598
6,529,400	Origin Property PCL, Class F	1,151,346
2,498,800	Pruksa Holding PCL	929,748
10	Siam Global House PCL	5
1,050,600	Sri Trang Agro-Industry PCL	926,275
387,800	Supalai PCL	210,792
1,007,900	Tipco Asphalt PCL	815,255
257,800	TQM Corp. PCL	1,113,526
		6,416,118
	Turkey – 16.4%
415,325	AG Anadolu Grubu Holding A.S. (b) (d)	1,223,263
549,094	Aksa Akrilik Kimya Sanayii A.S. (b)	584,801
844,965	Alarko Holding AS	687,956
1,853,705	Anadolu Cam Sanayii A.S. (b)	1,260,159
134,697	Anadolu Efes Biracilik Ve Malt Sanayii A.S. (b)	418,984
132,619	Coca-Cola Icecek AS (b)	843,182
3,033,776	Dogan Sirketler Grubu Holding A.S. (b)	929,707
1,216,372	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S. (b)	1,085,378
855,766	Enerjisa Enerji A.S. (e) (f)	1,073,844

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Turkey (Continued)
37,829	Koza Altin Isletmeleri A.S. (b) (d)	$460,801
638,997	Koza Anadolu Metal Madencilik Isletmeleri A.S. (b) (d)	1,246,771
256,050	Migros Ticaret A.S. (b) (d)	1,441,022
169,652	Pegasus Hava Tasimaciligi A.S. (b) (d)	1,375,568
765,953	Petkim Petrokimya Holding A.S. (b) (d)	475,757
910,133	Soda Sanayii A.S. (b)	812,654
498,034	Sok Marketler Ticaret A.S. (b) (d)	976,516
350,368	TAV Havalimanlari Holding A.S. (b)	992,620
456,858	Tekfen Holding A.S. (b)	1,132,823
1,617,309	Trakya Cam Sanayii A.S. (b)	849,019
639,702	Turk Hava Yollari AO (b) (d)	1,164,418
4,937,954	Turkiye Sinai Kalkinma Bankasi A.S. (d)	929,446
840,884	Turkiye Sise ve Cam Fabrikalari A.S. (b)	682,138
1,250,452	Turkiye Vakiflar Bankasi TAO, Class D (b) (d)	973,442
295,272	Ulker Biskuvi Sanayi A.S. (b) (d)	1,048,107
		22,668,376
	Total Common Stocks	134,022,967
	(Cost $126,581,664)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.5%
	Mexico – 0.1%
212,486	Concentradora Fibra Danhos SA de CV (b)	199,964
	South Africa – 2.2%
934,102	Fortress REIT Ltd. (b)	669,752
2,653,849	Redefine Properties Ltd. (b)	510,174
491,377	Resilient REIT Ltd.	1,226,708
1,332,547	Vukile Property Fund Ltd. (b)	592,703
		2,999,337
	Turkey – 0.2%
991,811	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. (b)	295,985
	Total Real Estate Investment Trusts	3,495,286
	(Cost $3,439,699)
WARRANTS (a) – 0.0%
	Malaysia – 0.0%
40	Serba Dinamik Holdings Bhd, expiring 12/5/24 (d)	2
	(Cost $0)
Shares	Description	Value
MONEY MARKET FUNDS – 3.7%
5,015,566	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.13% (j) (k)	$5,015,566
	(Cost $5,015,566)
	Total Investments – 103.2%	142,533,821
	(Cost $135,036,929) (l)
	Net Other Assets and Liabilities – (3.2)%	(4,386,260)
	Net Assets – 100.0%	$138,147,561

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $112,599,417 or 81.5% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $4,761,825 and the total value of the collateral held by the Fund is $5,015,566.
(d)	Non-income producing security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $0 or 0.0% of net assets.
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(i)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).
(j)	Rate shown reflects yield as of June 30, 2020.

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
(k)	This security serves as collateral for securities on loan.
(l)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $20,583,778 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $13,086,886. The net unrealized appreciation was $7,496,892.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 9,674,826	$ 9,674,826	$ —	$ —
Cayman Islands	19,689,405	—	19,689,405	—**
Chile	207,305	207,305	—	—
Mexico	4,023,127	4,023,127	—	—
South Africa	10,749,454	479,544	10,269,910	—
Turkey	22,668,376	2,691,246	19,977,130	—
Other Country Categories*	67,010,474	—	67,010,474	—
Real Estate Investment Trusts:
Mexico	199,964	199,964	—	—
South Africa	2,999,337	1,226,708	1,772,629	—
Turkey	295,985	—	295,985	—
Warrants*	2	2	—	—
Money Market Funds	5,015,566	5,015,566	—	—
Total Investments	$ 142,533,821	$ 23,518,288	$ 119,015,533	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2I – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$4,761,825
Non-cash Collateral (2)	(4,761,825)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value”, is not offset and is shown on a gross basis.
(2)	At June 30, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

Currency Exposure Diversification	% of Total Investments
New Taiwan Dollar	20.7%
Hong Kong Dollar	20.0
Turkish Lira	16.1
South African Rand	8.8
Brazilian Real	6.8
United States Dollar	4.8
Thai Baht	4.5
Indonesian Rupiah	4.4
Polish Zloty	3.3
Mexican Peso	3.0
Malaysian Ringgit	2.8
Philippine Peso	2.1
Indian Rupee	1.2
Russian Ruble	1.2
Egyptian Pound	0.2
Chilean Peso	0.1
Total	100.0%

See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 95.8%
	Austria – 3.7%
3,024	CA Immobilien Anlagen AG (b)	$101,106
1,643	Mayr Melnhof Karton AG (b)	253,671
2,848	Oesterreichische Post AG (b) (c)	94,293
9,224	OMV AG (b)	311,254
10,412	Raiffeisen Bank International AG (b) (d)	186,097
7,310	Telekom Austria AG (b) (d)	50,496
		996,917
	Belgium – 6.0%
1,884	Colruyt S.A. (b)	103,544
2,605	Elia Group S.A./N.V. (b)	283,401
22,274	Euronav N.V. (b)	179,835
1,282	Galapagos N.V. (b) (d)	253,038
1,249	Sofina S.A. (b)	329,802
2,350	UCB S.A. (b)	272,709
4,373	Umicore S.A. (b)	206,424
		1,628,753
	Finland – 6.2%
1,643	Elisa OYJ (b)	99,979
13,882	Fortum OYJ (b)	264,843
7,211	Kesko OYJ, Class B (b)	123,433
2,697	Kone OYJ, Class B (b)	186,011
6,019	Neste OYJ (b)	236,403
10,517	Nokian Renkaat OYJ (b)	231,178
3,736	Orion Oyj, Class B (b)	181,175
20,082	Stora Enso OYJ, Class R (b)	240,368
5,195	Valmet OYJ (b)	136,160
		1,699,550
	France – 18.8%
9,105	Air France-KLM (b) (c) (d)	41,356
796	Air Liquide S.A. (b)	115,091
1,217	Alstom S.A. (b)	56,713
2,947	Arkema S.A. (b)	283,277
2,263	BioMerieux (b)	310,788
1,689	BNP Paribas S.A. (b) (d)	67,482
3,475	Bouygues S.A. (b)	119,034
3,220	Carrefour S.A. (b)	49,936
6,282	Cie de Saint-Gobain (b) (d)	226,661
2,291	Cie Generale des Etablissements Michelin SCA (b) (c)	238,798
6,938	Credit Agricole S.A. (b)	65,881
1,032	Dassault Systemes SE (b)	179,148
24,364	Eutelsat Communications S.A. (b)	225,375
6,801	Faurecia SE (b) (d)	267,202
221	Hermes International (b)	185,553
1,877	Iliad S.A. (b)	366,409
2,813	JCDecaux S.A. (b) (d)	52,548
195	Kering S.A. (b)	106,610
194	L’Oreal S.A. (b)	62,613
136	LVMH Moet Hennessy Louis Vuitton SE (b)	60,043
8,338	Orange S.A. (b)	99,706
Shares	Description	Value

	France (Continued)
5,332	Publicis Groupe S.A. (b)	$173,210
7,864	Renault S.A. (b) (d)	201,268
13,693	Rexel S.A. (b)	156,938
1,269	Sartorius Stedim Biotech (b)	321,739
1,181	Schneider Electric SE (b)	131,371
9,073	Societe Generale S.A. (b) (d)	151,698
978	Teleperformance (b)	249,079
5,246	TOTAL SE (b) (c)	202,278
9,131	Valeo S.A. (b)	240,834
4,767	Veolia Environnement S.A. (b)	107,644
		5,116,283
	Germany – 25.7%
9,772	1&1 Drillisch AG (b)	254,567
5,380	BASF SE (b)	302,191
3,941	Bayerische Motoren Werke AG (b)	251,596
1,986	Bechtle AG (b)	352,001
42,091	Commerzbank AG (b) (d)	187,594
831	CompuGroup Medical SE & Co., KGaA	65,401
6,663	Covestro AG (b) (e) (f)	253,782
5,060	Daimler AG (b)	205,860
27,108	Deutsche Lufthansa AG (b) (c) (d)	271,961
4,012	Deutsche Wohnen SE (b)	180,282
24,584	E.ON SE (b)	277,496
12,170	Evonik Industries AG (b)	309,970
2,272	Evotec SE (b) (d)	62,013
3,774	Fraport AG Frankfurt Airport Services Worldwide (b) (c) (d)	165,320
2,313	Fresenius Medical Care AG & Co., KGaA (b)	198,987
1,074	Hannover Rueck SE (b)	185,613
3,562	HeidelbergCement AG (b)	190,680
6,991	Hella GmbH & Co., KGaA (b)	287,182
1,177	KION Group AG (b) (d)	72,468
1,356	LEG Immobilien AG (b)	171,989
6,000	Porsche Automobil Holding SE (Preference Shares) (b)	347,513
854	Puma SE (b) (d)	66,215
725	Rheinmetall AG (b)	63,001
9,687	RWE AG (b)	339,114
452	SAP SE (b)	63,185
1,045	Sartorius AG (Preference Shares) (b)	344,900
16,728	Schaeffler AG (Preference Shares) (b)	125,547
3,391	Scout24 AG (b) (e) (f)	262,354
680	Siltronic AG (b)	69,730
1,888	Sixt SE (b) (d)	144,958
3,552	Suedzucker AG (b)	56,060
10,293	TAG Immobilien AG (b)	245,838
1,499	Talanx AG (b)	55,709
2,064	Uniper SE (b)	66,603

See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
2,172	Volkswagen AG (Preference Shares) (b)	$330,144
2,653	Zalando SE (b) (d) (e) (f)	188,205
		7,016,029
	Ireland – 2.3%
9,406	Glanbia PLC (b)	106,889
1,765	Kerry Group PLC, Class A (b)	219,261
3,813	Kingspan Group PLC (b)	246,153
5,041	Ryanair Holdings PLC (b) (d)	60,619
		632,922
	Italy – 9.9%
81,941	A2A S.p.A. (b)	116,474
13,923	Buzzi Unicem S.p.A (b)	300,844
1,154	DiaSorin S.p.A. (b)	221,620
7,322	Enel S.p.A. (b)	63,324
20,494	Freni Brembo S.p.A. (b) (d)	190,346
56,817	Hera S.p.A. (b)	213,334
9,397	Infrastrutture Wireless Italiane S.p.A. (b) (e) (f)	94,330
82,523	Iren S.p.A (b)	204,926
38,224	Leonardo S.p.A. (b)	254,814
9,232	Mediobanca Banca di Credito Finanziario S.p.A. (b)	66,667
1,395	Moncler S.p.A. (b) (d)	53,643
42,651	Pirelli & C S.p.A. (d) (e) (f)	180,892
3,613	Recordati S.p.A. (b)	180,790
498,595	Telecom Italia S.p.A. (b)	196,614
12,990	UniCredit S.p.A. (b) (d)	119,887
59,246	Unipol Gruppo S.p.A. (b) (d)	231,444
		2,689,949
	Luxembourg – 3.4%
50,966	Aroundtown S.A. (b) (d)	292,127
515	Eurofins Scientific SE (b) (d)	324,829
3,022	RTL Group S.A. (b)	96,954
33,275	Tenaris S.A. (b)	216,242
		930,152
	Netherlands – 12.7%
4,290	Aalberts N.V. (b)	140,673
12,405	ABN AMRO Bank N.V. (b) (e) (f)	106,753
301	Adyen N.V. (d) (e) (f)	438,104
60,181	Aegon N.V. (b)	177,893
1,510	Argenx SE (b) (d)	339,888
2,578	ASM International N.V. (b)	396,874
574	ASML Holding N.V. (b)	209,977
4,043	ASR Nederland N.V. (b)	124,392
2,151	IMCD N.V. (b)	202,838
9,708	ING Groep N.V. (b)	67,674
676	Just Eat Takeaway.com N.V. (b) (d) (e) (f)	70,659
10,904	Koninklijke Ahold Delhaize N.V. (b)	297,178
Shares	Description	Value

	Netherlands (Continued)
2,515	Koninklijke Philips N.V. (b)	$117,496
3,774	NN Group N.V. (b)	126,836
1,443	Randstad N.V. (b)	64,524
11,566	SBM Offshore N.V. (b)	170,431
5,248	Signify N.V. (b) (d) (e) (f)	134,926
2,336	STMicroelectronics N.V. (b)	63,816
2,893	Wolters Kluwer N.V.	225,960
		3,476,892
	Portugal – 1.3%
25,380	EDP - Energias de Portugal S.A. (b)	121,145
14,118	Jeronimo Martins SGPS S.A. (b)	247,065
		368,210
	Spain – 5.8%
953	Acciona S.A. (b)	93,752
2,605	ACS Actividades de Construccion y Servicios S.A. (b)	66,946
296,924	Banco de Sabadell S.A. (b)	104,322
20,928	Banco Santander S.A. (b)	51,199
9,977	Ebro Foods S.A.	206,697
7,487	Grifols S.A. (b)	227,665
15,500	Iberdrola S.A. (b)	180,958
13,524	Siemens Gamesa Renewable Energy S.A. (b) (d)	240,794
2,293	Vidrala S.A. (b)	218,656
2,794	Viscofan S.A.	182,379
		1,573,368
	Total Common Stocks	26,129,025
	(Cost $27,944,264)
REAL ESTATE INVESTMENT TRUSTS (a) – 4.0%
	Belgium – 0.7%
7,095	Warehouses De Pauw CVA (b)	194,921
	France – 1.1%
904	Covivio (b)	65,571
1,923	Gecina S.A. (b)	237,504
		303,075
	Germany – 1.0%
17,799	alstria Office REIT-AG (b)	264,906
	Spain – 1.2%
10,751	Inmobiliaria Colonial Socimi S.A. (b)	95,060
27,027	Merlin Properties Socimi S.A. (b)	225,223
		320,283
	Total Real Estate Investment Trusts	1,083,185
	(Cost $1,269,594)

See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 3.5%
968,186	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.13% (g) (h)	$968,186
	(Cost $968,186)
	Total Investments – 103.3%	28,180,396
	(Cost $30,182,044) (i)
	Net Other Assets and Liabilities – (3.3)%	(898,104)
	Net Assets – 100.0%	$27,282,292

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $25,912,777 or 95.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $916,232 and the total value of the collateral held by the Fund is $968,186.
(d)	Non-income producing security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	Rate shown reflects yield as of June 30, 2020.
(h)	This security serves as collateral for securities on loan.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,995,048 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,996,696. The net unrealized depreciation was $2,001,648.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Germany	$ 7,016,029	$ 65,401	$ 6,950,628	$ —
Italy	2,689,949	180,892	2,509,057	—
Netherlands	3,476,892	664,064	2,812,828	—
Spain	1,573,368	389,076	1,184,292	—
Other Country Categories*	11,372,787	—	11,372,787	—
Real Estate Investment Trusts*	1,083,185	—	1,083,185	—
Money Market Funds	968,186	968,186	—	—
Total Investments	$ 28,180,396	$ 2,267,619	$ 25,912,777	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2I – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$916,232
Non-cash Collateral (2)	(916,232)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value”, is not offset and is shown on a gross basis.
(2)	At June 30, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

See Notes to Financial Statements

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First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Assets and Liabilities
June 30, 2020 (Unaudited)
	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)	First Trust Europe AlphaDEX® Fund (FEP)	First Trust Latin America AlphaDEX® Fund (FLN)	First Trust Brazil AlphaDEX® Fund (FBZ)
ASSETS:
Investments, at value	$ 14,670,685	$ 349,499,475	$ 9,977,263	$ 7,725,116
Cash	2,888	81,329	—	—
Foreign currency	2,960	40,436	50,250	50,617
Receivables:
Dividends	42,007	313,767	233,932	363,910
Dividend reclaims	—	1,718,504	—	—
Securities lending income	—	28,901	—	—
Investment securities sold	—	—	—	80
Miscellaneous	—	—	—	—
Total Assets	14,718,540	351,682,412	10,261,445	8,139,723
LIABILITIES:
Due to custodian	—	—	60,603	69,409
Due to custodian foreign currency	—	—	—	—
Payables:
Collateral for securities on loan	—	12,753,878	—	—
Investment advisory fees	9,658	229,378	6,917	5,463
Investment securities purchased	—	—	—	—
Deferred foreign capital gains tax	—	—	—	—
Total Liabilities	9,658	12,983,256	67,520	74,872
NET ASSETS	$14,708,882	$338,699,156	$10,193,925	$8,064,851
NET ASSETS consist of:
Paid-in capital	$ 30,083,076	$ 542,346,789	$ 58,743,861	$ 36,233,598
Par value	6,000	111,000	7,000	7,500
Accumulated distributable earnings (loss)	(15,380,194)	(203,758,633)	(48,556,936)	(28,176,247)
NET ASSETS	$14,708,882	$338,699,156	$10,193,925	$8,064,851
NET ASSET VALUE, per share	$24.51	$30.51	$14.56	$10.75
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	600,002	11,100,002	700,002	750,002
Investments, at cost	$13,825,522	$356,303,896	$10,162,374	$8,300,040
Foreign currency, at cost (proceeds)	$2,957	$40,459	$50,234	$50,615
Securities on loan, at value	$—	$12,083,075	$—	$—

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)	First Trust Japan AlphaDEX® Fund (FJP)	First Trust South Korea AlphaDEX® Fund (FKO)	First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)	First Trust Emerging Markets AlphaDEX® Fund (FEM)

$ 55,546,086	$ 51,785,173	$ 1,793,269	$ 369,254,411	$ 427,853,548
—	—	848	—	—
93,749	—	70	—	292,181

1,291,548	364,038	1,788	1,299,229	4,254,442
—	8,289	—	613,277	21,738
2,037	1,004	—	29,648	26,875
—	—	—	—	5,303,749
—	—	—	—	194,306
56,933,420	52,158,504	1,795,975	371,196,565	437,946,839

16,744	91,725	—	199,693	1,435,893
—	165,551	—	382,522	—

783,229	1,204,366	—	10,147,935	9,016,524
37,477	33,959	1,198	249,808	286,654
—	—	—	—	2,005,123
—	—	—	—	16,766
837,450	1,495,601	1,198	10,979,958	12,760,960
$ 56,095,970	$ 50,662,903	$ 1,794,777	$ 360,216,607	$ 425,185,879

$ 58,011,239	$ 105,181,445	$ 4,406,920	$ 628,601,461	$ 648,928,566
23,000	11,000	1,000	76,520	200,000
(1,938,269)	(54,529,542)	(2,613,143)	(268,461,374)	(223,942,687)
$ 56,095,970	$ 50,662,903	$ 1,794,777	$ 360,216,607	$ 425,185,879
$24.39	$46.06	$17.95	$47.07	$21.26
2,300,002	1,100,002	100,002	7,652,000	20,000,002
$52,765,357	$60,544,735	$1,909,945	$367,720,124	$429,729,126
$93,750	$(165,689)	$70	$(383,040)	$291,657
$751,313	$1,153,882	$—	$9,669,919	$8,601,277
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Assets and Liabilities (Continued)
June 30, 2020 (Unaudited)
	First Trust Germany AlphaDEX® Fund (FGM)	First Trust Canada AlphaDEX® Fund (FCAN)	First Trust Australia AlphaDEX® Fund (FAUS)	First Trust United Kingdom AlphaDEX® Fund (FKU)
ASSETS:
Investments, at value	$ 82,275,896	$ 2,995,548	$ 3,793,344	$ 16,054,385
Cash	6,837	—	—	—
Foreign currency	—	1,507	1,756	7,956
Receivables:
Dividends	105,279	6,208	6,103	22,744
Dividend reclaims	534,187	24	34	5,450
Securities lending income	19,133	14	—	—
Investment securities sold	—	—	—	—
Miscellaneous	—	—	—	—
Total Assets	82,941,332	3,003,301	3,801,237	16,090,535
LIABILITIES:
Due to custodian	—	275	1,158	4,298
Due to custodian foreign currency	—	—	—	—
Payables:
Collateral for securities on loan	1,546,284	—	—	—
Investment advisory fees	55,058	1,940	2,509	10,822
Investment securities purchased	—	—	—	—
Deferred foreign capital gains tax	—	—	—	—
Total Liabilities	1,601,342	2,215	3,667	15,120
NET ASSETS	$81,339,990	$3,001,086	$3,797,570	$16,075,415
NET ASSETS consist of:
Paid-in capital	$ 130,316,672	$ 19,799,502	$ 4,693,705	$ 57,076,780
Par value	20,000	1,500	1,500	5,500
Accumulated distributable earnings (loss)	(48,996,682)	(16,799,916)	(897,635)	(41,006,865)
NET ASSETS	$81,339,990	$3,001,086	$3,797,570	$16,075,415
NET ASSET VALUE, per share	$40.67	$20.01	$25.32	$29.23
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,000,002	150,002	150,002	550,002
Investments, at cost	$86,670,103	$3,707,131	$4,076,271	$19,500,946
Foreign currency, at cost (proceeds)	$—	$1,502	$1,744	$7,901
Securities on loan, at value	$1,456,630	$—	$—	$—

See Notes to Financial Statements

First Trust India NIFTY 50 Equal Weight ETF (NFTY)	First Trust Hong Kong AlphaDEX® Fund (FHK)	First Trust Switzerland AlphaDEX® Fund (FSZ)	First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)	First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)	First Trust Eurozone AlphaDEX® ETF (FEUZ)

$ 2,807,211	$ 3,186,414	$ 77,685,403	$ 6,495,704	$ 142,533,821	$ 28,180,396
—	496	—	19,984	—	—
151	—	—	—	249,294	2,674

951	13,484	106,241	30,325	565,537	28,987
—	—	3,125,340	6,233	3,962	72,834
—	23	—	—	16,207	3,740
—	—	176,228	—	2,827	1,695,784
—	—	—	—	—	—
2,808,313	3,200,417	81,093,212	6,552,246	143,371,648	29,984,415

1,175	—	114,710	—	118,661	1,713,521
—	—	—	3,139	—	—

—	86,599	—	—	5,015,566	968,186
1,819	2,041	54,842	4,361	89,860	20,416
—	—	—	—	—	—
1,942	—	—	—	—	—
4,936	88,640	169,552	7,500	5,224,087	2,702,123
$ 2,803,377	$ 3,111,777	$ 80,923,660	$ 6,544,746	$ 138,147,561	$ 27,282,292

$ 4,913,144	$ 52,959,226	$ 118,778,260	$ 11,211,716	$ 194,798,933	$ 46,897,461
1,000	1,000	16,500	2,000	42,000	8,000
(2,110,767)	(49,848,449)	(37,871,100)	(4,668,970)	(56,693,372)	(19,623,169)
$ 2,803,377	$ 3,111,777	$ 80,923,660	$ 6,544,746	$ 138,147,561	$ 27,282,292
$28.03	$31.12	$49.04	$32.72	$32.89	$34.10
100,002	100,002	1,650,002	200,002	4,200,002	800,002
$3,461,313	$3,367,896	$82,804,497	$6,271,389	$135,036,929	$30,182,044
$151	$—	$—	$(3,177)	$249,304	$2,671
$—	$82,422	$—	$—	$4,761,825	$916,232
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Operations
For the Six Months Ended June 30, 2020 (Unaudited)
	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)	First Trust Europe AlphaDEX® Fund (FEP)	First Trust Latin America AlphaDEX® Fund (FLN)	First Trust Brazil AlphaDEX® Fund (FBZ)
INVESTMENT INCOME:
Dividends	$ 249,194	$ 4,945,145	$ 506,799	$ 382,247
Securities lending income (net of fees)	188	113,190	—	—
Foreign withholding tax	(4,819)	(523,036)	(55,484)	(36,690)
Other	—	116	—	10
Total investment income	244,563	4,535,415	451,315	345,567
EXPENSES:
Investment advisory fees	61,940	1,584,231	249,289	221,321
Total expenses	61,940	1,584,231	249,289	221,321
NET INVESTMENT INCOME (LOSS)	182,623	2,951,184	202,026	124,246
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(2,457,810)	(54,906,994)	(33,124,604)	(25,621,321)
In-kind redemptions	(152,329)	2,716,439	(5,648,739)	—
Foreign currency transactions	(18,455)	21,214	(207,925)	(168,831)
Net realized gain (loss)	(2,628,594)	(52,169,341)	(38,981,268)	(25,790,152)
Net change in unrealized appreciation (depreciation) on:
Investments	(367,071)	(47,104,952)	(15,989,844)	(29,317,834)
Foreign currency translation	(214)	10,532	(74,271)	(116,996)
Deferred foreign capital gains tax	—	—	—	—
Net change in unrealized appreciation (depreciation)	(367,285)	(47,094,420)	(16,064,115)	(29,434,830)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,995,879)	(99,263,761)	(55,045,383)	(55,224,982)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,813,256)	$(96,312,577)	$(54,843,357)	$(55,100,736)

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)	First Trust Japan AlphaDEX® Fund (FJP)	First Trust South Korea AlphaDEX® Fund (FKO)	First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)	First Trust Emerging Markets AlphaDEX® Fund (FEM)

$2,011,575	$649,605	$1,135	$5,991,921	$10,555,610
11,049	1,509	—	116,902	108,490
(103,946)	(68,266)	58	(525,418)	(668,460)
—	—	—	50	—
1,918,678	582,848	1,193	5,583,455	9,995,640

132,078	223,644	7,145	1,957,308	2,032,001
132,078	223,644	7,145	1,957,308	2,032,001
1,786,600	359,204	(5,952)	3,626,147	7,963,639

65,028	1,597,574	(123,875)	(69,264,231)	(71,123,876)
895,216	(669,884)	—	(13,389,719)	(6,687,679)
3,697	4,281	3,892	(73,499)	(218,520)
963,941	931,971	(119,983)	(82,727,449)	(78,030,075)

2,511,190	(8,001,111)	(231,112)	(39,099,430)	(71,856,170)
(19)	(1,011)	(248)	(8,148)	(158,196)
—	—	—	—	(10,783)
2,511,171	(8,002,122)	(231,360)	(39,107,578)	(72,025,149)
3,475,112	(7,070,151)	(351,343)	(121,835,027)	(150,055,224)
$5,261,712	$(6,710,947)	$(357,295)	$(118,208,880)	$(142,091,585)
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Operations (Continued)
For the Six Months Ended June 30, 2020 (Unaudited)
	First Trust Germany AlphaDEX® Fund (FGM)	First Trust Canada AlphaDEX® Fund (FCAN)	First Trust Australia AlphaDEX® Fund (FAUS)	First Trust United Kingdom AlphaDEX® Fund (FKU)
INVESTMENT INCOME:
Dividends	$ 1,456,101	$ 45,151	$ 53,071	$ 193,520
Securities lending income (net of fees)	43,125	245	—	—
Foreign withholding tax	(187,221)	(6,883)	(1,466)	(2,289)
Other	—	19	—	101
Total investment income	1,312,005	38,532	51,605	191,332
EXPENSES:
Investment advisory fees	411,559	13,712	10,436	60,528
Total expenses	411,559	13,712	10,436	60,528
NET INVESTMENT INCOME (LOSS)	900,446	24,820	41,169	130,804
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	759,801	5,567	(1,435)	301,412
In-kind redemptions	(7,582,112)	13,690	—	—
Foreign currency transactions	1,375	(373)	(2,709)	359
Net realized gain (loss)	(6,820,936)	18,884	(4,144)	301,771
Net change in unrealized appreciation (depreciation) on:
Investments	(14,205,404)	(869,912)	(379,871)	(5,097,663)
Foreign currency translation	790	(78)	159	(943)
Deferred foreign capital gains tax	—	—	—	—
Net change in unrealized appreciation (depreciation)	(14,204,614)	(869,990)	(379,712)	(5,098,606)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(21,025,550)	(851,106)	(383,856)	(4,796,835)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(20,125,104)	$(826,286)	$(342,687)	$(4,666,031)

See Notes to Financial Statements

First Trust India NIFTY 50 Equal Weight ETF (NFTY)	First Trust Hong Kong AlphaDEX® Fund (FHK)	First Trust Switzerland AlphaDEX® Fund (FSZ)	First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)	First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)	First Trust Eurozone AlphaDEX® ETF (FEUZ)

$33,486	$72,876	$2,315,274	$84,568	$2,414,575	$490,148
—	35	—	—	46,801	17,128
(743)	—	(274,773)	(6,995)	(241,360)	(66,130)
—	—	19	17	—	—
32,743	72,911	2,040,520	77,590	2,220,016	441,146

11,467	12,507	432,932	28,099	558,279	161,601
11,467	12,507	432,932	28,099	558,279	161,601
21,276	60,404	1,607,588	49,491	1,661,737	279,545

(271,585)	19,559	(914,227)	(1,111,111)	(24,735,101)	(6,355,567)
—	—	1,214,367	(20,077)	(1,599,651)	780,251
(3,592)	26	(768)	(4,145)	(38,662)	(1,230)
(275,177)	19,585	299,372	(1,135,333)	(26,373,414)	(5,576,546)

(456,348)	(420,686)	(20,373,858)	(399,252)	(8,620,087)	(3,463,396)
4	4	66,872	(86)	3,588	364
9,662	—	—	—	—	—
(446,682)	(420,682)	(20,306,986)	(399,338)	(8,616,499)	(3,463,032)
(721,859)	(401,097)	(20,007,614)	(1,534,671)	(34,989,913)	(9,039,578)
$(700,583)	$(340,693)	$(18,400,026)	$(1,485,180)	$(33,328,176)	$(8,760,033)
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets
	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)		First Trust Europe AlphaDEX® Fund (FEP)
	Six Months Ended 6/30/2020 (Unaudited)	Year Ended 12/31/2019	Six Months Ended 6/30/2020 (Unaudited)	Year Ended 12/31/2019
OPERATIONS:
Net investment income (loss)	$ 182,623	$ 825,269	$ 2,951,184	$ 13,995,985
Net realized gain (loss)	(2,628,594)	(2,040,878)	(52,169,341)	(9,966,588)
Net change in unrealized appreciation (depreciation)	(367,285)	2,912,948	(47,094,420)	115,749,380
Net increase (decrease) in net assets resulting from operations	(2,813,256)	1,697,339	(96,312,577)	119,778,777
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(111,000)	(1,128,110)	(3,137,411)	(15,515,712)
Return of capital	—	(18,537)	—	—
Total distributions to shareholders	(111,000)	(1,146,647)	(3,137,411)	(15,515,712)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	6,044,607	13,589,324	—
Cost of shares redeemed	(2,364,291)	(17,016,427)	(87,329,816)	(184,959,102)
Net increase (decrease) in net assets resulting from shareholder transactions	(2,364,291)	(10,971,820)	(73,740,492)	(184,959,102)
Total increase (decrease) in net assets	(5,288,547)	(10,421,128)	(173,190,480)	(80,696,037)
NET ASSETS:
Beginning of period	19,997,429	30,418,557	511,889,636	592,585,673
End of period	$ 14,708,882	$ 19,997,429	$ 338,699,156	$ 511,889,636
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	700,002	1,100,002	13,600,002	19,050,002
Shares sold	—	200,000	500,000	—
Shares redeemed	(100,000)	(600,000)	(3,000,000)	(5,450,000)
Shares outstanding, end of period	600,002	700,002	11,100,002	13,600,002

See Notes to Financial Statements

First Trust Latin America AlphaDEX® Fund (FLN)		First Trust Brazil AlphaDEX® Fund (FBZ)		First Trust China AlphaDEX® Fund (FCA)
Six Months Ended 6/30/2020 (Unaudited)	Year Ended 12/31/2019	Six Months Ended 6/30/2020 (Unaudited)	Year Ended 12/31/2019	Six Months Ended 6/30/2020 (Unaudited)	Year Ended 12/31/2019

$ 202,026	$ 988,107	$ 124,246	$ 2,753,444	$ 1,786,600	$ 399,855
(38,981,268)	(2,717,644)	(25,790,152)	11,432,096	963,941	(964,477)
(16,064,115)	16,153,056	(29,434,830)	28,394,372	2,511,171	1,774,758
(54,843,357)	14,423,519	(55,100,736)	42,579,912	5,261,712	1,210,136

(533,575)	(699,246)	(1,073,986)	(11,024,538)	(1,201,291)	(389,907)
—	—	—	—	—	—
(533,575)	(699,246)	(1,073,986)	(11,024,538)	(1,201,291)	(389,907)

1,008,224	138,774,761	7,294,890	15,493,019	51,987,682	2,705,325
(66,900,136)	(38,454,542)	(59,429,507)	(59,755,379)	(9,355,110)	(1,264,308)
(65,891,912)	100,320,219	(52,134,617)	(44,262,360)	42,632,572	1,441,017
(121,268,844)	114,044,492	(108,309,339)	(12,706,986)	46,692,993	2,261,246

131,462,769	17,418,277	116,374,190	129,081,176	9,402,977	7,141,731
$10,193,925	$ 131,462,769	$ 8,064,851	$ 116,374,190	$ 56,095,970	$ 9,402,977

5,800,002	950,002	6,750,002	9,650,002	350,002	300,002
50,000	6,750,000	450,000	1,000,000	2,350,000	100,000
(5,150,000)	(1,900,000)	(6,450,000)	(3,900,000)	(400,000)	(50,000)
700,002	5,800,002	750,002	6,750,002	2,300,002	350,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets (Continued)
	First Trust Japan AlphaDEX® Fund (FJP)		First Trust South Korea AlphaDEX® Fund (FKO)
	Six Months Ended 6/30/2020 (Unaudited)	Year Ended 12/31/2019	Six Months Ended 6/30/2020 (Unaudited)	Year Ended 12/31/2019
OPERATIONS:
Net investment income (loss)	$ 359,204	$ 2,179,351	$ (5,952)	$ 57,987
Net realized gain (loss)	931,971	(16,953,098)	(119,983)	(172,423)
Net change in unrealized appreciation (depreciation)	(8,002,122)	21,543,242	(231,360)	59,467
Net increase (decrease) in net assets resulting from operations	(6,710,947)	6,769,495	(357,295)	(54,969)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(375,211)	(2,590,873)	(13,570)	(52,936)
Return of capital	—	—	—	—
Total distributions to shareholders	(375,211)	(2,590,873)	(13,570)	(52,936)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	6,119,915	36,874,313	—	1,013,875
Cost of shares redeemed	(25,017,903)	(117,339,589)	(1,007,154)	—
Net increase (decrease) in net assets resulting from shareholder transactions	(18,897,988)	(80,465,276)	(1,007,154)	1,013,875
Total increase (decrease) in net assets	(25,984,146)	(76,286,654)	(1,378,019)	905,970
NET ASSETS:
Beginning of period	76,647,049	152,933,703	3,172,796	2,266,826
End of period	$ 50,662,903	$ 76,647,049	$ 1,794,777	$ 3,172,796
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,500,002	3,150,002	150,002	100,002
Shares sold	150,000	750,000	—	50,000
Shares redeemed	(550,000)	(2,400,000)	(50,000)	—
Shares outstanding, end of period	1,100,002	1,500,002	100,002	150,002

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)		First Trust Emerging Markets AlphaDEX® Fund (FEM)		First Trust Germany AlphaDEX® Fund (FGM)
Six Months Ended 6/30/2020 (Unaudited)	Year Ended 12/31/2019	Six Months Ended 6/30/2020 (Unaudited)	Year Ended 12/31/2019	Six Months Ended 6/30/2020 (Unaudited)	Year Ended 12/31/2019

$ 3,626,147	$ 19,029,046	$ 7,963,639	$ 22,705,214	$ 900,446	$ 3,545,576
(82,727,449)	(73,541,005)	(78,030,075)	(22,983,430)	(6,820,936)	(14,415,808)
(39,107,578)	174,840,847	(72,025,149)	95,579,755	(14,204,614)	35,906,080
(118,208,880)	120,328,888	(142,091,585)	95,301,539	(20,125,104)	25,035,848

(3,247,699)	(23,239,205)	(4,683,815)	(22,774,192)	(514,200)	(3,544,982)
—	—	—	—	—	—
(3,247,699)	(23,239,205)	(4,683,815)	(22,774,192)	(514,200)	(3,544,982)

3,926,422	29,705,989	28,702,185	231,901,285	—	68,510,807
(214,139,095)	(375,542,435)	(101,355,771)	(112,420,763)	(42,281,904)	(84,762,482)
(210,212,673)	(345,836,446)	(72,653,586)	119,480,522	(42,281,904)	(16,251,675)
(331,669,252)	(248,746,763)	(219,428,986)	192,007,869	(62,921,208)	5,239,191

691,885,859	940,632,622	644,614,865	452,606,996	144,261,198	139,022,007
$360,216,607	$ 691,885,859	$ 425,185,879	$ 644,614,865	$ 81,339,990	$ 144,261,198

12,402,000	19,102,000	24,450,002	19,850,002	3,250,002	3,700,002
100,000	550,000	1,100,000	9,300,000	—	1,650,000
(4,850,000)	(7,250,000)	(5,550,000)	(4,700,000)	(1,250,000)	(2,100,000)
7,652,000	12,402,000	20,000,002	24,450,002	2,000,002	3,250,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets (Continued)
	First Trust Canada AlphaDEX® Fund (FCAN)		First Trust Australia AlphaDEX® Fund (FAUS)
	Six Months Ended 6/30/2020 (Unaudited)	Year Ended 12/31/2019	Six Months Ended 6/30/2020 (Unaudited)	Year Ended 12/31/2019
OPERATIONS:
Net investment income (loss)	$ 24,820	$ 59,523	$ 41,169	$ 51,799
Net realized gain (loss)	18,884	(1,127,634)	(4,144)	(112,007)
Net change in unrealized appreciation (depreciation)	(869,990)	2,177,820	(379,712)	369,632
Net increase (decrease) in net assets resulting from operations	(826,286)	1,109,709	(342,687)	309,424
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(23,085)	(58,160)	(40,071)	(94,569)
Return of capital	—	—	—	—
Total distributions to shareholders	(23,085)	(58,160)	(40,071)	(94,569)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	4,615,115	2,587,160	—
Cost of shares redeemed	(1,126,921)	(7,821,208)	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	(1,126,921)	(3,206,093)	2,587,160	—
Total increase (decrease) in net assets	(1,976,292)	(2,154,544)	2,204,402	214,855
NET ASSETS:
Beginning of period	4,977,378	7,131,922	1,593,168	1,378,313
End of period	$ 3,001,086	$ 4,977,378	$ 3,797,570	$ 1,593,168
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	200,002	350,002	50,002	50,002
Shares sold	—	200,000	100,000	—
Shares redeemed	(50,000)	(350,000)	—	—
Shares outstanding, end of period	150,002	200,002	150,002	50,002

See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)		First Trust India NIFTY 50 Equal Weight ETF (NFTY)		First Trust Hong Kong AlphaDEX® Fund (FHK)
Six Months Ended 6/30/2020 (Unaudited)	Year Ended 12/31/2019	Six Months Ended 6/30/2020 (Unaudited)	Year Ended 12/31/2019	Six Months Ended 6/30/2020 (Unaudited)	Year Ended 12/31/2019

$ 130,804	$ 358,149	$ 21,276	$ 26,100	$ 60,404	$ 97,892
301,771	(617,169)	(275,177)	(80,838)	19,585	(315,983)
(5,098,606)	3,139,222	(446,682)	79,408	(420,682)	414,533
(4,666,031)	2,880,202	(700,583)	24,670	(340,693)	196,442

(171,456)	(391,393)	(21,930)	(26,709)	(59,481)	(100,512)
—	—	—	(7,362)	—	—
(171,456)	(391,393)	(21,930)	(34,071)	(59,481)	(100,512)

2,469,261	9,761,838	—	—	—	—
—	(3,439,306)	—	—	—	—
2,469,261	6,322,532	—	—	—	—
(2,368,226)	8,811,341	(722,513)	(9,401)	(400,174)	95,930

18,443,641	9,632,300	3,525,890	3,535,291	3,511,951	3,416,021
$16,075,415	$ 18,443,641	$ 2,803,377	$ 3,525,890	$ 3,111,777	$ 3,511,951

450,002	300,002	100,002	100,002	100,002	100,002
100,000	250,000	—	—	—	—
—	(100,000)	—	—	—	—
550,002	450,002	100,002	100,002	100,002	100,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets (Continued)
	First Trust Switzerland AlphaDEX® Fund (FSZ)		First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
	Six Months Ended 6/30/2020 (Unaudited)	Year Ended 12/31/2019	Six Months Ended 6/30/2020 (Unaudited)	Year Ended 12/31/2019
OPERATIONS:
Net investment income (loss)	$ 1,607,588	$ 3,412,775	$ 49,491	$ 154,738
Net realized gain (loss)	299,372	387,918	(1,135,333)	(1,045,071)
Net change in unrealized appreciation (depreciation)	(20,306,986)	29,411,638	(399,338)	2,635,310
Net increase (decrease) in net assets resulting from operations	(18,400,026)	33,212,331	(1,485,180)	1,744,977
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,304,922)	(3,478,372)	(76,321)	(221,727)
Return of capital	—	—	—	—
Total distributions to shareholders	(1,304,922)	(3,478,372)	(76,321)	(221,727)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	24,331,599	59,143,233	—	—
Cost of shares redeemed	(72,514,084)	(91,475,392)	(1,651,366)	(1,828,817)
Net increase (decrease) in net assets resulting from shareholder transactions	(48,182,485)	(32,332,159)	(1,651,366)	(1,828,817)
Total increase (decrease) in net assets	(67,887,433)	(2,598,200)	(3,212,867)	(305,567)
NET ASSETS:
Beginning of period	148,811,093	151,409,293	9,757,613	10,063,180
End of period	$ 80,923,660	$ 148,811,093	$ 6,544,746	$ 9,757,613
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,750,002	3,450,002	250,002	300,002
Shares sold	450,000	1,200,000	—	—
Shares redeemed	(1,550,000)	(1,900,000)	(50,000)	(50,000)
Shares outstanding, end of period	1,650,002	2,750,002	200,002	250,002

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)		First Trust Eurozone AlphaDEX® ETF (FEUZ)
Six Months Ended 6/30/2020 (Unaudited)	Year Ended 12/31/2019	Six Months Ended 6/30/2020 (Unaudited)	Year Ended 12/31/2019

$ 1,661,737	$ 4,155,463	$ 279,545	$ 1,006,763
(26,373,414)	(731,228)	(5,576,546)	(1,457,528)
(8,616,499)	29,791,411	(3,463,032)	10,474,127
(33,328,176)	33,215,646	(8,760,033)	10,023,362

(2,322,811)	(6,600,293)	(155,295)	(1,084,326)
—	—	—	—
(2,322,811)	(6,600,293)	(155,295)	(1,084,326)

35,088,546	19,631,749	—	15,243,212
(24,294,240)	(40,568,496)	(16,946,948)	(20,963,101)
10,794,306	(20,936,747)	(16,946,948)	(5,719,889)
(24,856,681)	5,678,606	(25,862,276)	3,219,147

163,004,242	157,325,636	53,144,568	49,925,421
$138,147,561	$ 163,004,242	$ 27,282,292	$ 53,144,568

4,150,002	4,850,002	1,300,002	1,450,002
1,000,000	500,000	—	400,000
(950,000)	(1,200,000)	(500,000)	(550,000)
4,200,002	4,150,002	800,002	1,300,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights
For a share outstanding throughout each period
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
	Six Months Ended 6/30/2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 28.57	$ 27.65	$ 35.73	$ 27.16	$ 27.72	$ 27.93
Income from investment operations:
Net investment income (loss)	0.27	0.63	0.40	0.93	0.48	0.55
Net realized and unrealized gain (loss)	(4.14)	1.40	(7.72)	8.76	(0.38)	(0.28)
Total from investment operations	(3.87)	2.03	(7.32)	9.69	0.10	0.27
Distributions paid to shareholders from:
Net investment income	(0.19)	(1.09)	(0.69)	(1.12)	(0.66)	(0.22)
Return of capital	—	(0.02)	(0.07)	—	—	(0.26)
Total distributions	(0.19)	(1.11)	(0.76)	(1.12)	(0.66)	(0.48)
Net asset value, end of period	$24.51	$28.57	$27.65	$35.73	$27.16	$27.72
Total return (a)	(13.56)%	7.35%	(20.71)%	35.93%	0.29%	0.97%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 14,709	$ 19,997	$ 30,419	$ 58,959	$ 32,593	$ 36,036
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.36% (b)	2.64%	1.68%	2.95%	1.68%	1.55%
Portfolio turnover rate (c)	47%	101%	88%	94%	96%	127%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Europe AlphaDEX® Fund (FEP)
	Six Months Ended 6/30/2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 37.64	$ 31.11	$ 39.07	$ 29.32	$ 29.61	$ 29.50
Income from investment operations:
Net investment income (loss)	0.23	0.87	0.84	0.49	0.53	0.62
Net realized and unrealized gain (loss)	(7.09)	6.65	(7.99)	9.90	(0.20)	0.14
Total from investment operations	(6.86)	7.52	(7.15)	10.39	0.33	0.76
Distributions paid to shareholders from:
Net investment income	(0.27)	(0.99)	(0.81)	(0.64)	(0.62)	(0.65)
Net asset value, end of period	$30.51	$37.64	$31.11	$39.07	$29.32	$29.61
Total return (a)	(18.19)%	24.38%	(18.67)%	35.67%	1.24%	2.53%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 338,699	$ 511,890	$ 592,586	$ 707,087	$ 249,188	$ 408,613
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	1.49% (b)	2.49%	2.30%	1.39%	2.03%	2.12%
Portfolio turnover rate (c)	49%	102%	99%	100%	103%	118%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Latin America AlphaDEX® Fund (FLN)
	Six Months Ended 6/30/2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 22.67	$ 18.33	$ 20.43	$ 18.74	$ 13.28	$ 19.09
Income from investment operations:
Net investment income (loss)	0.19	0.48	0.52	1.56	0.31	0.40
Net realized and unrealized gain (loss)	(8.05)	4.29	(2.06)	2.23	5.35	(5.90)
Total from investment operations	(7.86)	4.77	(1.54)	3.79	5.66	(5.50)
Distributions paid to shareholders from:
Net investment income	(0.25)	(0.43)	(0.51)	(2.10)	(0.20)	(0.26)
Return of capital	—	—	(0.05)	—	—	(0.05)
Total distributions	(0.25)	(0.43)	(0.56)	(2.10)	(0.20)	(0.31)
Net asset value, end of period	$14.56	$22.67	$18.33	$20.43	$18.74	$13.28
Total return (a)	(34.60)%	26.26%	(7.50)%	20.50%	42.81%	(29.08)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 10,194	$ 131,463	$ 17,418	$ 17,363	$ 106,805	$ 3,985
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.82% (c)	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	0.65% (b)	2.02%	2.46%	3.02%	1.62%	2.36%
Portfolio turnover rate (d)	12%	165%	158%	187%	186%	129%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.80%.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Brazil AlphaDEX® Fund (FBZ)
	Six Months Ended 6/30/2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 17.24	$ 13.38	$ 15.51	$ 13.93	$ 8.87	$ 15.65
Income from investment operations:
Net investment income (loss)	(0.25)	0.35	0.55	2.46	0.34	0.36
Net realized and unrealized gain (loss)	(5.95)	5.08	(0.97)	1.06	4.95	(6.80)
Total from investment operations	(6.20)	5.43	(0.42)	3.52	5.29	(6.44)
Distributions paid to shareholders from:
Net investment income	(0.29)	(1.57)	(0.54)	(1.77)	(0.23)	(0.33)
Net realized gain	—	—	(1.17)	(0.17)	—	—
Return of capital	—	—	—	—	—	(0.01)
Total distributions	(0.29)	(1.57)	(1.71)	(1.94)	(0.23)	(0.34)
Net asset value, end of period	$10.75	$17.24	$13.38	$15.51	$13.93	$8.87
Total return (a)	(35.69)%	41.06%	(1.17)%	25.91%	59.89% (b)	(41.80)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 8,065	$ 116,374	$ 129,081	$ 9,308	$ 100,299	$ 2,218
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.84% (d)	0.80%	0.81% (d)
Ratio of net investment income (loss) to average net assets	0.45% (c)	2.15%	6.84%	3.19%	2.34%	2.90%
Portfolio turnover rate (e)	87%	90%	128%	159%	111%	106%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund received a reimbursement from the advisor in the amount of $69,112, which represents $0.02 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.80%.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust China AlphaDEX® Fund (FCA)
	Six Months Ended 6/30/2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 26.87	$ 23.81	$ 29.77	$ 19.28	$ 20.78	$ 22.58
Income from investment operations:
Net investment income (loss)	0.75	1.03	0.84	0.47	0.42	0.85
Net realized and unrealized gain (loss)	(2.71)	3.03	(6.07)	10.70	(1.44)	(1.80)
Total from investment operations	(1.96)	4.06	(5.23)	11.17	(1.02)	(0.95)
Distributions paid to shareholders from:
Net investment income	(0.52)	(1.00)	(0.73)	(0.68)	(0.48)	(0.85)
Net asset value, end of period	$24.39	$26.87	$23.81	$29.77	$19.28	$20.78
Total return (a)	(7.29)%	17.34%	(17.87)%	58.35%	(4.96)% (b)	(4.37)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 56,096	$ 9,403	$ 7,142	$ 7,443	$ 3,856	$ 9,351
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	10.82% (c)	4.21%	2.90%	1.69%	2.07%	3.85%
Portfolio turnover rate (d)	15%	111%	97%	69%	197%	177%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund received a reimbursement from the advisor in the amount of $9,330, which represents less than $0.03 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Japan AlphaDEX® Fund (FJP)
	Six Months Ended 6/30/2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 51.10	$ 48.55	$ 59.80	$ 47.85	$ 47.18	$ 44.99
Income from investment operations:
Net investment income (loss)	0.30	1.12	0.79	0.64	0.48	0.46
Net realized and unrealized gain (loss)	(5.00)	2.84	(11.30)	12.08	0.88	2.13
Total from investment operations	(4.70)	3.96	(10.51)	12.72	1.36	2.59
Distributions paid to shareholders from:
Net investment income	(0.34)	(1.41)	(0.74)	(0.77)	(0.69)	(0.40)
Net asset value, end of period	$46.06	$51.10	$48.55	$59.80	$47.85	$47.18
Total return (a)	(9.20)%	8.27%	(17.66)%	26.70%	2.91%	5.73%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 50,663	$ 76,647	$ 152,934	$ 83,718	$ 47,852	$ 96,714
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	1.29% (b)	1.90%	1.34%	1.22%	0.86%	0.99%
Portfolio turnover rate (c)	74%	127%	90%	101%	122%	105%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust South Korea AlphaDEX® Fund (FKO)
	Six Months Ended 6/30/2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 21.15	$ 22.67	$ 29.52	$ 21.90	$ 22.89	$ 23.85
Income from investment operations:
Net investment income (loss)	(0.07)	0.46	0.10	0.35	(0.01)	0.09
Net realized and unrealized gain (loss)	(2.99)	(1.59)	(6.25)	7.38	(0.57)	(0.81)
Total from investment operations	(3.06)	(1.13)	(6.15)	7.73	(0.58)	(0.72)
Distributions paid to shareholders from:
Net investment income	(0.14)	(0.39)	(0.43)	(0.11)	—	(0.07)
Return of capital	—	—	(0.27)	—	(0.41)	(0.17)
Total distributions	(0.14)	(0.39)	(0.70)	(0.11)	(0.41)	(0.24)
Net asset value, end of period	$17.95	$21.15	$22.67	$29.52	$21.90	$22.89
Total return (a)	(14.39)%	(5.02)%	(20.98)%	35.39%	(2.74)%	(3.11)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 1,795	$ 3,173	$ 2,267	$ 2,952	$ 4,379	$ 3,434
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	(0.67)% (b)	2.40%	0.36%	1.38%	(0.08)%	0.32%
Portfolio turnover rate (c)	47%	73%	73%	77%	268%	138%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
	Six Months Ended 6/30/2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 55.79	$ 49.24	$ 62.31	$ 47.43	$ 46.63	$ 47.14
Income from investment operations:
Net investment income (loss)	0.36	1.19	1.04	0.88	0.73	0.65
Net realized and unrealized gain (loss)	(8.67)	6.91	(13.06)	14.98	0.90	(0.31)
Total from investment operations	(8.31)	8.10	(12.02)	15.86	1.63	0.34
Distributions paid to shareholders from:
Net investment income	(0.41)	(1.55)	(1.01)	(0.98)	(0.83)	(0.66)
Return of capital	—	—	(0.04)	—	—	(0.19)
Total distributions	(0.41)	(1.55)	(1.05)	(0.98)	(0.83)	(0.85)
Net asset value, end of period	$47.07	$55.79	$49.24	$62.31	$47.43	$46.63
Total return (a)	(14.88)%	16.56%	(19.52)%	33.57%	3.55%	0.67%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 360,217	$ 691,886	$ 940,633	$ 810,194	$ 158,997	$ 167,953
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	1.48% (b)	2.13%	1.76%	1.85%	1.46%	1.36%
Portfolio turnover rate (c)	50%	107%	109%	104%	124%	115%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Emerging Markets AlphaDEX® Fund (FEM)
	Six Months Ended 6/30/2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 26.36	$ 22.80	$ 27.84	$ 20.50	$ 18.10	$ 21.53
Income from investment operations:
Net investment income (loss)	0.40	0.88	0.88	0.59	0.49	0.68
Net realized and unrealized gain (loss)	(5.27)	3.56	(5.12)	7.43	2.37	(3.46)
Total from investment operations	(4.87)	4.44	(4.24)	8.02	2.86	(2.78)
Distributions paid to shareholders from:
Net investment income	(0.23)	(0.88)	(0.80)	(0.68)	(0.46)	(0.64)
Return of capital	—	—	—	—	—	(0.01)
Total distributions	(0.23)	(0.88)	(0.80)	(0.68)	(0.46)	(0.65)
Net asset value, end of period	$21.26	$26.36	$22.80	$27.84	$20.50	$18.10
Total return (a)	(18.50)%	19.81%	(15.48)%	39.43%	15.86%	(13.11)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 425,186	$ 644,615	$ 452,607	$ 449,663	$ 148,603	$ 114,925
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.81% (c)	0.80%
Ratio of net investment income (loss) to average net assets	3.14% (b)	3.61%	3.37%	2.69%	2.49%	2.29%
Portfolio turnover rate (d)	52%	122%	103%	101%	119%	112%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Includes foreign capital gains tax. If this tax expense was not included, the expense ratio would have been 0.80%.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Germany AlphaDEX® Fund (FGM)
	Six Months Ended 6/30/2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 44.39	$ 37.57	$ 51.26	$ 36.47	$ 36.37	$ 36.07
Income from investment operations:
Net investment income (loss)	0.45	1.02	0.72	1.00	0.47	0.35
Net realized and unrealized gain (loss)	(3.91)	6.82	(13.59)	14.87	0.11	0.36
Total from investment operations	(3.46)	7.84	(12.87)	15.87	0.58	0.71
Distributions paid to shareholders from:
Net investment income	(0.26)	(1.02)	(0.82)	(1.08)	(0.46)	(0.34)
Return of capital	—	—	—	—	(0.02)	(0.07)
Total distributions	(0.26)	(1.02)	(0.82)	(1.08)	(0.48)	(0.41)
Net asset value, end of period	$40.67	$44.39	$37.57	$51.26	$36.47	$36.37
Total return (a)	(7.80)%	21.06%	(25.40)%	43.96%	1.67%	1.94%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 81,340	$ 144,261	$ 139,022	$ 258,845	$ 98,478	$ 189,111
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	1.75% (b)	2.48%	1.66%	2.38%	1.32%	1.34%
Portfolio turnover rate (c)	60%	99%	81%	82%	114%	90%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Canada AlphaDEX® Fund (FCAN)
	Six Months Ended 6/30/2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 24.89	$ 20.38	$ 26.48	$ 23.29	$ 21.51	$ 31.44
Income from investment operations:
Net investment income (loss)	0.16	0.27	0.24	0.28	0.22	0.27
Net realized and unrealized gain (loss)	(4.89)	4.50	(6.01)	3.18	1.70	(10.00)
Total from investment operations	(4.73)	4.77	(5.77)	3.46	1.92	(9.73)
Distributions paid to shareholders from:
Net investment income	(0.15)	(0.26)	(0.33)	(0.27)	(0.14)	(0.20)
Net asset value, end of period	$20.01	$24.89	$20.38	$26.48	$23.29	$21.51
Total return (a)	(18.87)%	23.45%	(21.94)%	15.03%	8.94%	(30.98)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 3,001	$ 4,977	$ 7,132	$ 6,621	$ 6,987	$ 6,452
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	1.45% (b)	0.94%	1.17%	1.12%	0.98%	1.32%
Portfolio turnover rate (c)	60%	68%	88%	85%	114%	166%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Australia AlphaDEX® Fund (FAUS)
	Six Months Ended 6/30/2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 31.86	$ 27.57	$ 33.67	$ 28.55	$ 27.10	$ 28.97
Income from investment operations:
Net investment income (loss)	0.69	1.03	0.93	1.06	0.70	0.98
Net realized and unrealized gain (loss)	(6.83)	5.15	(6.03)	5.67	2.77	(2.05)
Total from investment operations	(6.14)	6.18	(5.10)	6.73	3.47	(1.07)
Distributions paid to shareholders from:
Net investment income	(0.40)	(1.89)	(1.00)	(1.61)	(2.02)	(0.80)
Net asset value, end of period	$25.32	$31.86	$27.57	$33.67	$28.55	$27.10
Total return (a)	(18.79)%	22.63%	(15.48)%	23.87%	12.80%	(3.68)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 3,798	$ 1,593	$ 1,378	$ 1,684	$ 1,427	$ 2,710
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.81% (c)	0.80%
Ratio of net investment income (loss) to average net assets	3.16% (b)	3.33%	2.89%	3.33%	2.50%	3.64%
Portfolio turnover rate (d)	30%	99%	80%	75%	92%	101%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.80%.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust United Kingdom AlphaDEX® Fund (FKU)
	Six Months Ended 6/30/2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 40.99	$ 32.11	$ 39.97	$ 32.85	$ 40.12	$ 39.29
Income from investment operations:
Net investment income (loss)	0.31	1.34	1.13	1.15	1.01	1.04
Net realized and unrealized gain (loss)	(11.71)	8.91	(7.35)	7.14	(7.43)	0.85
Total from investment operations	(11.40)	10.25	(6.22)	8.29	(6.42)	1.89
Distributions paid to shareholders from:
Net investment income	(0.36)	(1.37)	(1.64)	(1.17)	(0.85)	(1.06)
Net asset value, end of period	$29.23	$40.99	$32.11	$39.97	$32.85	$40.12
Total return (a)	(27.66)%	32.36%	(16.16)%	25.53%	(16.08)%	4.75%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 16,075	$ 18,444	$ 9,632	$ 17,986	$ 27,926	$ 210,651
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	1.73% (b)	3.58%	2.81%	2.87%	2.47%	2.97%
Portfolio turnover rate (c)	60%	73%	107%	98%	109%	91%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
	Six Months Ended 6/30/2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 35.26	$ 35.35	$ 36.33	$ 30.87	$ 28.85	$ 36.44
Income from investment operations:
Net investment income (loss)	0.21	0.26	0.23	0.87	0.93	1.13
Net realized and unrealized gain (loss)	(7.22)	(0.01)	(1.21)	6.06	2.10	(7.47)
Total from investment operations	(7.01)	0.25	(0.98)	6.93	3.03	(6.34)
Distributions paid to shareholders from:
Net investment income	(0.22)	(0.27)	—	(1.47)	(0.76)	(1.15)
Return of capital	—	(0.07)	—	—	(0.25)	(0.10)
Total distributions	(0.22)	(0.34)	—	(1.47)	(1.01)	(1.25)
Net asset value, end of period	$28.03	$35.26	$35.35	$36.33	$30.87	$28.85
Total return (a)	(20.34)%	0.71%	(2.67)% (b)	22.54%	10.31%	(17.56)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 2,803	$ 3,526	$ 3,535	$ 3,633	$ 3,087	$ 5,771
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	1.49% (c)	0.74%	0.77%	2.45%	2.17%	1.59%
Portfolio turnover rate (d)	18%	24%	156% (e)	64%	76%	133%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund received a reimbursement from the advisor in the amount of $7,227, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
(e)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective April 17, 2018 which resulted in a complete rebalance of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Hong Kong AlphaDEX® Fund (FHK)
	Six Months Ended 6/30/2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 35.12	$ 34.16	$ 42.70	$ 32.53	$ 33.72	$ 38.29
Income from investment operations:
Net investment income (loss)	0.60	0.98	1.03	2.41	1.33	0.78
Net realized and unrealized gain (loss)	(4.01)	0.99	(8.58)	10.59	(1.17)	(4.35)
Total from investment operations	(3.41)	1.97	(7.55)	13.00	0.16	(3.57)
Distributions paid to shareholders from:
Net investment income	(0.59)	(1.01)	(0.99)	(2.83)	(1.35)	(1.00)
Net asset value, end of period	$31.12	$35.12	$34.16	$42.70	$32.53	$33.72
Total return (a)	(9.68)%	5.86%	(17.84)%	40.31%	0.54%	(9.51)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 3,112	$ 3,512	$ 3,416	$ 6,406	$ 8,133	$ 141,620
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.81% (c)	0.81% (c)
Ratio of net investment income (loss) to average net assets	3.87% (b)	2.80%	2.92%	4.83%	0.98%	2.82%
Portfolio turnover rate (d)	45%	65%	66%	76%	257%	106%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.80%.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Switzerland AlphaDEX® Fund (FSZ)
	Six Months Ended 6/30/2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 54.11	$ 43.89	$ 52.73	$ 40.82	$ 39.97	$ 38.09
Income from investment operations:
Net investment income (loss)	0.95	1.07	0.82	0.66	0.75	0.44
Net realized and unrealized gain (loss)	(5.25)	10.24	(8.66)	12.03	0.89	1.87
Total from investment operations	(4.30)	11.31	(7.84)	12.69	1.64	2.31
Distributions paid to shareholders from:
Net investment income	(0.77)	(1.09)	(0.84)	(0.78)	(0.74)	(0.43)
Return of capital	—	—	(0.16)	—	(0.05)	—
Total distributions	(0.77)	(1.09)	(1.00)	(0.78)	(0.79)	(0.43)
Net asset value, end of period	$49.04	$54.11	$43.89	$52.73	$40.82	$39.97
Total return (a)	(7.93)%	25.91%	(15.11)%	31.26%	4.21%	6.06%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 80,924	$ 148,811	$ 151,409	$ 237,288	$ 104,080	$ 191,851
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.97% (b)	2.24%	1.79%	1.43%	1.91%	1.82%
Portfolio turnover rate (c)	48%	77%	65%	50%	92%	82%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
	Six Months Ended 6/30/2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 39.03	$ 33.54	$ 44.89	$ 33.70	$ 33.32	$ 32.07
Income from investment operations:
Net investment income (loss)	0.22	0.61	0.58	0.71	0.50	0.45
Net realized and unrealized gain (loss)	(6.15)	5.77	(11.28)	11.41	0.47	1.37
Total from investment operations	(5.93)	6.38	(10.70)	12.12	0.97	1.82
Distributions paid to shareholders from:
Net investment income	(0.38)	(0.89)	(0.62)	(0.93)	(0.59)	(0.57)
Return of capital	—	—	(0.03)	—	—	—
Total distributions	(0.38)	(0.89)	(0.65)	(0.93)	(0.59)	(0.57)
Net asset value, end of period	$32.72	$39.03	$33.54	$44.89	$33.70	$33.32
Total return (a)	(15.08)%	19.13%	(24.03)%	36.23%	2.96%	5.65%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 6,545	$ 9,758	$ 10,063	$ 8,977	$ 6,741	$ 6,665
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	1.41% (b)	1.66%	1.30%	1.80%	1.53%	1.31%
Portfolio turnover rate (c)	52%	119%	142%	111%	127%	137%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
	Six Months Ended 6/30/2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 39.28	$ 32.44	$ 43.02	$ 30.42	$ 27.43	$ 32.64
Income from investment operations:
Net investment income (loss)	0.36	1.11	1.19	1.11	0.64	0.71
Net realized and unrealized gain (loss)	(6.23)	7.46	(10.26)	12.96	3.08	(5.03)
Total from investment operations	(5.87)	8.57	(9.07)	14.07	3.72	(4.32)
Distributions paid to shareholders from:
Net investment income	(0.52)	(1.73)	(1.44)	(1.26)	(0.73)	(0.80)
Net realized gain	—	—	(0.07)	(0.21)	—	—
Return of capital	—	—	—	—	—	(0.09)
Total distributions	(0.52)	(1.73)	(1.51)	(1.47)	(0.73)	(0.89)
Net asset value, end of period	$32.89	$39.28	$32.44	$43.02	$30.42	$27.43
Total return (a)	(14.79)%	26.90%	(21.42)%	46.57%	13.53%	(13.39)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 138,148	$ 163,004	$ 157,326	$ 271,055	$94,306 (b)	$ 24,684
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.93% (d)	0.80%
Ratio of net investment income (loss) to average net assets	2.38% (c)	2.88%	3.02%	3.26%	2.39%	2.53%
Portfolio turnover rate (e)	58%	127%	126%	113%	121%	151%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund received a reimbursement from the advisor in the amount of $2,732, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)	Annualized.
(d)	Ratio reflects foreign capital gain tax expense of 0.14% which is not covered under the annual unitary management fee.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Eurozone AlphaDEX® ETF (FEUZ)
	Six Months Ended 6/30/2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 40.88	$ 34.43	$ 43.81	$ 32.64	$ 31.66	$ 30.89
Income from investment operations:
Net investment income (loss)	0.29	0.73	0.80	0.47	0.50	0.34
Net realized and unrealized gain (loss)	(6.89)	6.51	(9.34)	11.26	1.17	0.77
Total from investment operations	(6.60)	7.24	(8.54)	11.73	1.67	1.11
Distributions paid to shareholders from:
Net investment income	(0.18)	(0.79)	(0.84)	(0.56)	(0.69)	(0.23)
Return of capital	—	—	—	—	—	(0.11)
Total distributions	(0.18)	(0.79)	(0.84)	(0.56)	(0.69)	(0.34)
Net asset value, end of period	$34.10	$40.88	$34.43	$43.81	$32.64	$31.66
Total return (a)	(16.14)%	21.15%	(19.82)%	36.19%	5.49%	3.54%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 27,282	$ 53,145	$ 49,925	$ 39,425	$ 6,529	$ 11,080
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	1.38% (b)	1.96%	2.10%	0.96%	1.70%	0.30%
Portfolio turnover rate (c)	43%	87%	90%	77%	98%	21%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2020 (Unaudited)
1. Organization
First Trust Exchange-Traded AlphaDEX® Fund II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 3, 2010, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of the following nineteen funds (each a “Fund” and collectively, the “Funds”), including the exchange on which they are listed and traded:
First Trust Asia Pacific ex-Japan AlphaDEX® Fund – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “FPA”)
First Trust Europe AlphaDEX® Fund – (Nasdaq ticker “FEP”)
First Trust Latin America AlphaDEX® Fund – (Nasdaq ticker “FLN”)
First Trust Brazil AlphaDEX® Fund – (Nasdaq ticker “FBZ”)
First Trust China AlphaDEX® Fund – (Nasdaq ticker “FCA”)
First Trust Japan AlphaDEX® Fund – (Nasdaq ticker “FJP”)
First Trust South Korea AlphaDEX® Fund – (Nasdaq ticker “FKO”)
First Trust Developed Markets ex-US AlphaDEX® Fund – (Nasdaq ticker “FDT”)
First Trust Emerging Markets AlphaDEX® Fund – (Nasdaq ticker “FEM”)
First Trust Germany AlphaDEX® Fund – (Nasdaq ticker “FGM”)
First Trust Canada AlphaDEX® Fund – (Nasdaq ticker “FCAN”)
First Trust Australia AlphaDEX® Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FAUS”)
First Trust United Kingdom AlphaDEX® Fund – (Nasdaq ticker “FKU”)
First Trust India NIFTY 50 Equal Weight ETF – (Nasdaq ticker “NFTY”)
First Trust Hong Kong AlphaDEX® Fund – (Nasdaq ticker “FHK”)
First Trust Switzerland AlphaDEX® Fund – (Nasdaq ticker “FSZ”)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund – (Nasdaq ticker “FDTS”)
First Trust Emerging Markets Small Cap AlphaDEX® Fund – (Nasdaq ticker “FEMS”)
First Trust Eurozone AlphaDEX® ETF – (Nasdaq ticker “FEUZ”)
Each Fund represents a separate series of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Creation Units are issued and redeemed in-kind for securities in which a Fund invests and/or cash. Except when aggregated in Creation Units, each Fund’s shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	NASDAQ AlphaDEX® Asia Pacific Ex-Japan Index
First Trust Europe AlphaDEX® Fund	NASDAQ AlphaDEX® Europe Index
First Trust Latin America AlphaDEX® Fund	NASDAQ AlphaDEX® Latin America Index
First Trust Brazil AlphaDEX® Fund	NASDAQ AlphaDEX® Brazil Index
First Trust China AlphaDEX® Fund	NASDAQ AlphaDEX® China Index
First Trust Japan AlphaDEX® Fund	NASDAQ AlphaDEX® Japan Index
First Trust South Korea AlphaDEX® Fund	NASDAQ AlphaDEX® South Korea Index
First Trust Developed Markets ex-US AlphaDEX® Fund	NASDAQ AlphaDEX® Developed Markets Ex-US Index
First Trust Emerging Markets AlphaDEX® Fund	NASDAQ AlphaDEX® Emerging Markets Index
First Trust Germany AlphaDEX® Fund	NASDAQ AlphaDEX® Germany Index
First Trust Canada AlphaDEX® Fund	NASDAQ AlphaDEX® Canada Index
First Trust Australia AlphaDEX® Fund	NASDAQ AlphaDEX® Australia Index
First Trust United Kingdom AlphaDEX® Fund	NASDAQ AlphaDEX® United Kingdom Index
First Trust India NIFTY 50 Equal Weight ETF	NIFTY 50 Equal Weight Index
First Trust Hong Kong AlphaDEX® Fund	NASDAQ AlphaDEX® Hong Kong Index
First Trust Switzerland AlphaDEX® Fund	NASDAQ AlphaDEX® Switzerland Index
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	NASDAQ AlphaDEX® Developed Markets Ex-US Small Cap Index
First Trust Emerging Markets Small Cap AlphaDEX® Fund	NASDAQ AlphaDEX® Emerging Markets Small Cap Index
First Trust Eurozone AlphaDEX® ETF	NASDAQ AlphaDEX® Eurozone Index

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2020 (Unaudited)
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, real estate investment trusts (“REITs”), and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Shares of open-end funds are valued at fair value which is based on NAV per share.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2020 (Unaudited)
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2020, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2020 (Unaudited)
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2020, FEP, FCA, FJP, FDT, FEM, FGM, FHK, FEMS, and FEUZ had securities in the securities lending program. During the six month period ended June 30, 2020, FPA, FEP, FCA, FJP, FDT, FEM, FGM, FCAN, FHK, FEMS and FEUZ participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.
E. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2020 (Unaudited)
counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended June 30, 2020, were received as collateral for lending securities. There were no repurchase agreements held by the Funds as of June 30, 2020.
F. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2019, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ 1,128,110	$ —	$ 18,537
First Trust Europe AlphaDEX® Fund	15,515,712	—	—
First Trust Latin America AlphaDEX® Fund	699,246	—	—
First Trust Brazil AlphaDEX® Fund	11,024,538	—	—
First Trust China AlphaDEX® Fund	389,907	—	—
First Trust Japan AlphaDEX® Fund	2,590,873	—	—
First Trust South Korea AlphaDEX® Fund	52,936	—	—
First Trust Developed Markets ex-US AlphaDEX® Fund	23,239,205	—	—
First Trust Emerging Markets AlphaDEX® Fund	22,774,192	—	—
First Trust Germany AlphaDEX® Fund	3,544,982	—	—
First Trust Canada AlphaDEX® Fund	58,160	—	—
First Trust Australia AlphaDEX® Fund	94,569	—	—
First Trust United Kingdom AlphaDEX® Fund	391,393	—	—
First Trust India NIFTY 50 Equal Weight ETF	26,709	—	7,362
First Trust Hong Kong AlphaDEX® Fund	100,512	—	—
First Trust Switzerland AlphaDEX® Fund	3,478,372	—	—
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	221,727	—	—
First Trust Emerging Markets Small Cap AlphaDEX® Fund	6,600,293	—	—
First Trust Eurozone AlphaDEX® ETF	1,084,326	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2020 (Unaudited)
As of December 31, 2019, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ —	$ (13,393,531)	$ 937,593
First Trust Europe AlphaDEX® Fund	813,630	(142,146,164)	37,023,889
First Trust Latin America AlphaDEX® Fund	332,878	(7,544,527)	14,031,645
First Trust Brazil AlphaDEX® Fund	948,844	—	27,049,631
First Trust China AlphaDEX® Fund	11,511	(6,264,026)	253,825
First Trust Japan AlphaDEX® Fund	42,333	(46,401,676)	(1,084,041)
First Trust South Korea AlphaDEX® Fund	13,566	(2,325,535)	69,691
First Trust Developed Markets ex-US AlphaDEX® Fund	44,014	(182,874,027)	35,825,218
First Trust Emerging Markets AlphaDEX® Fund	693,803	(145,515,264)	67,654,174
First Trust Germany AlphaDEX® Fund	2,929	(34,516,098)	6,155,791
First Trust Canada AlphaDEX® Fund	1,541	(16,097,635)	145,549
First Trust Australia AlphaDEX® Fund	460	(588,725)	73,388
First Trust United Kingdom AlphaDEX® Fund	36,200	(37,737,410)	1,531,832
First Trust India NIFTY 50 Equal Weight ETF	—	(1,175,844)	(212,410)
First Trust Hong Kong AlphaDEX® Fund	79	(49,668,664)	220,310
First Trust Switzerland AlphaDEX® Fund	—	(32,397,937)	14,231,785
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	31,282	(3,674,370)	535,619
First Trust Emerging Markets Small Cap AlphaDEX® Fund	865,963	(35,947,916)	14,039,568
First Trust Eurozone AlphaDEX® ETF	—	(11,883,083)	1,175,242
G. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
India’s Finance Bill, 2018 (“Finance Bill, 2018”) was enacted into law on March 29, 2018 and amongst other provisions, it introduced a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million are taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax)) subject to satisfaction of certain conditions. Long-term capital gains accruing as of January 31, 2018 are considered exempt due to a grandfather clause in the provision. The aforesaid exemption from long-term capital gains tax is available with respect to shares acquired after October 1, 2004 and on or before March 31, 2018 only if on such acquisitions Securities Transaction Tax (“STT”) was chargeable. Certain exceptions in this regard, such as acquisition of shares in a public offer, bonus, rights issued, etc. for which the condition of chargeability of STT on acquisition is not applicable, have been notified.
In the case of the sale of listed shares held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to STT. For above purposes, the applicable rate of surcharge is 2% or 5% (depending on the level of income of the Fund). The Finance Bill, 2018 increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains are taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess). The Finance Bill,

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2020 (Unaudited)
2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses can be netted against both short-term gains and long-term gains.
Until March 31, 2020, dividends received by a Fund from Indian companies were exempt from tax in India because Indian companies were required to pay dividend distribution tax. The Indian Finance Act, 2020 has amended the dividend taxation framework effective April 1, 2020 and accordingly dividends would now be taxable in the hands of the shareholders at 20%, plus applicable surcharge and cess. There is an anomaly in the rates of surcharge applicable to non-resident taxpayers such as regulated investment trusts. While the intention of the legislation seems to be to cap the surcharge on dividend tax to 15%, the enabling rule provides for a surcharge at a graded scale with a cap of 37%.
Considering the above, the highest effective tax rate on dividend income arising to a Fund could be 28.50% though the rate should be 23.92% if the surcharge is capped at 15%. Note that a Fund can obtain the reduced withholding tax rate of 25% under the US-India tax treaty if a Fund is considered as a tax resident of the United States and qualifies for treaty benefits.
Even if a Fund is eligible for treaty benefits, Indian companies will still be required to withhold tax at the domestic law rate, disregarding the treaty rates. Any excess taxes withheld can be off-set against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2016, 2017, 2018, and 2019 remain open to federal and state audit. As of June 30, 2020, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At December 31, 2019, for federal income tax purposes, each Fund had capital loss carryforwards available that are shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2020 (Unaudited)
Capital Loss Available
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ 13,326,267
First Trust Europe AlphaDEX® Fund	142,146,164
First Trust Latin America AlphaDEX® Fund	7,544,527
First Trust Brazil AlphaDEX® Fund	—
First Trust China AlphaDEX® Fund	6,264,026
First Trust Japan AlphaDEX® Fund	46,401,676
First Trust South Korea AlphaDEX® Fund	2,325,535
First Trust Developed Markets ex-US AlphaDEX® Fund	182,874,027
First Trust Emerging Markets AlphaDEX® Fund	145,515,264
First Trust Germany AlphaDEX® Fund	34,516,098
First Trust Canada AlphaDEX® Fund	16,097,635
First Trust Australia AlphaDEX® Fund	588,725
First Trust United Kingdom AlphaDEX® Fund	37,737,410
First Trust India NIFTY 50 Equal Weight ETF	1,175,844
First Trust Hong Kong AlphaDEX® Fund	49,668,664
First Trust Switzerland AlphaDEX® Fund	32,397,937
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	3,674,370
First Trust Emerging Markets Small Cap AlphaDEX® Fund	35,947,916
First Trust Eurozone AlphaDEX® ETF	11,876,131
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2019, the Funds incurred and elected to defer net ordinary losses as follows:
Ordinary Losses
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ 67,264
First Trust Europe AlphaDEX® Fund	—
First Trust Latin America AlphaDEX® Fund	—
First Trust Brazil AlphaDEX® Fund	—
First Trust China AlphaDEX® Fund	—
First Trust Japan AlphaDEX® Fund	—
First Trust South Korea AlphaDEX® Fund	—
First Trust Developed Markets ex-US AlphaDEX® Fund	—
First Trust Emerging Markets AlphaDEX® Fund	—
First Trust Germany AlphaDEX® Fund	—
First Trust Canada AlphaDEX® Fund	—
First Trust Australia AlphaDEX® Fund	—
First Trust United Kingdom AlphaDEX® Fund	—
First Trust India NIFTY 50 Equal Weight ETF	—
First Trust Hong Kong AlphaDEX® Fund	—
First Trust Switzerland AlphaDEX® Fund	—
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	—
First Trust Emerging Markets Small Cap AlphaDEX® Fund	—
First Trust Eurozone AlphaDEX® ETF	6,952
H. Expenses
Expenses that are directly related to the Funds are charged to First Trust pursuant to the Investment Management Agreement, with the exception of the advisory fees, Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2020 (Unaudited)
First Trust Portfolios L.P. (“FTP”) has entered into licensing agreements with Nasdaq (“Licensor”) for all the Funds except NFTY and with NSE Indices Limited (“NSE”) for NFTY (Nasdaq and NSE collectively, the “Licensors”). The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensors. The Funds are sub-licensees to the applicable license agreements.
I. Offsetting on the Statements of Assets and Liabilities
Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee of 0.80% of each Fund’s average daily net assets. First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.
The Trust has multiple service agreements with BBH. Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2020 (Unaudited)
4. Purchases and Sales of Securities
For the six months ended June 30, 2020, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ 7,406,068	$ 7,980,478
First Trust Europe AlphaDEX® Fund	196,017,725	197,621,882
First Trust Latin America AlphaDEX® Fund	7,384,727	62,532,679
First Trust Brazil AlphaDEX® Fund	46,424,232	99,374,785
First Trust China AlphaDEX® Fund	56,383,960	5,129,043
First Trust Japan AlphaDEX® Fund	42,271,053	42,510,112
First Trust South Korea AlphaDEX® Fund	887,210	1,854,816
First Trust Developed Markets ex-US AlphaDEX® Fund	247,690,337	263,610,208
First Trust Emerging Markets AlphaDEX® Fund	262,196,281	272,291,944
First Trust Germany AlphaDEX® Fund	62,235,109	62,233,656
First Trust Canada AlphaDEX® Fund	2,173,634	2,170,449
First Trust Australia AlphaDEX® Fund	785,933	776,638
First Trust United Kingdom AlphaDEX® Fund	9,355,376	9,255,817
First Trust India NIFTY 50 Equal Weight ETF	526,637	527,344
First Trust Hong Kong AlphaDEX® Fund	1,390,855	1,393,742
First Trust Switzerland AlphaDEX® Fund	50,619,678	51,508,854
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	3,777,956	3,998,980
First Trust Emerging Markets Small Cap AlphaDEX® Fund	93,007,085	80,407,263
First Trust Eurozone AlphaDEX® ETF	17,484,936	17,469,203

For the six months ended June 30, 2020, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ —	$ 1,662,968
First Trust Europe AlphaDEX® Fund	13,395,414	86,027,667
First Trust Latin America AlphaDEX® Fund	165,895	11,382,255
First Trust Brazil AlphaDEX® Fund	—	—
First Trust China AlphaDEX® Fund	—	9,326,369
First Trust Japan AlphaDEX® Fund	5,860,588	24,518,650
First Trust South Korea AlphaDEX® Fund	—	—
First Trust Developed Markets ex-US AlphaDEX® Fund	3,528,924	197,099,856
First Trust Emerging Markets AlphaDEX® Fund	12,265,315	75,180,668
First Trust Germany AlphaDEX® Fund	—	42,071,786
First Trust Canada AlphaDEX® Fund	—	1,124,190
First Trust Australia AlphaDEX® Fund	2,573,879	—
First Trust United Kingdom AlphaDEX® Fund	2,439,456	—
First Trust India NIFTY 50 Equal Weight ETF	—	—
First Trust Hong Kong AlphaDEX® Fund	—	—
First Trust Switzerland AlphaDEX® Fund	23,276,306	70,883,176
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	—	1,478,908
First Trust Emerging Markets Small Cap AlphaDEX® Fund	11,378,179	14,230,769
First Trust Eurozone AlphaDEX® ETF	—	16,851,387

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2020 (Unaudited)
5. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). Due to the nature of the investments of FBZ, FKO and NFTY, Creation Units are generally issued and redeemed for cash, although Creation Units may be issued in-kind for securities in which FBZ, FKO or NFTY invests, in limited circumstances. In order to purchase Creation Units of a Fund on an in-kind basis, an Authorized Participant must deposit (i) a designated portfolio of securities and other instruments determined by First Trust (the “Deposit Securities”) and generally make or receive a cash payment referred to as the “Cash Component,” which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit Aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease with changes in each Fund’s portfolio. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease with changes in each Fund’s portfolio. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request. When shares are redeemed for cash, the Authorized Participant may also be assessed an amount to cover other costs, including operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to portfolio securities sold in connection with the redemption.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2022.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2020 (Unaudited)
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there was the following subsequent event:
On September 14, 2020, a Special Meeting of shareholders of FCAN, FAUS, FHK, and FKO, each an index based exchange-traded fund (“ETF”), managed by First Trust, will be held. Holders of record of shares of FCAN, FAUS, FHK, and FKO at the close of business on July 9, 2020 are entitled to notice of and to vote at the Meeting to approve the reorganization of FCAN, FAUS, FHK, and FKO into FDT, an index based ETF managed by First Trust, which organization was approved by the Board of Trustees of the Trust on January 30, 2020. If shareholders of each of FCAN, FAUS, FHK and FKO vote to approve the reorganization and the reorganization is completed. FDT will be the surviving fund.

Additional Information
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2020 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2020 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom’s Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity;

Additional Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2020 (Unaudited)
currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Advisory Agreements
Board Considerations Regarding Approval of Continuation of Investment Management Agreements
The Board of Trustees of First Trust Exchange-Traded AlphaDEX® Fund II (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements (as applicable to a specific Fund, the “Agreement” and collectively, the “Agreements”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following nineteen series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
First Trust Emerging Markets AlphaDEX® Fund (FEM)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
First Trust Europe AlphaDEX® Fund (FEP)
First Trust Latin America AlphaDEX® Fund (FLN)
First Trust Brazil AlphaDEX® Fund (FBZ)
First Trust China AlphaDEX® Fund (FCA)
First Trust Japan AlphaDEX® Fund (FJP)
First Trust South Korea AlphaDEX® Fund (FKO)
First Trust Germany AlphaDEX® Fund (FGM)
First Trust Canada AlphaDEX® Fund (FCAN)
First Trust Australia AlphaDEX® Fund (FAUS)
First Trust United Kingdom AlphaDEX® Fund (FKU)
First Trust India NIFTY 50 Equal Weight ETF (formerly First Trust Taiwan AlphaDEX® Fund) (NFTY)
First Trust Hong Kong AlphaDEX® Fund (FHK)
First Trust Switzerland AlphaDEX® Fund (FSZ)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
First Trust Eurozone AlphaDEX® ETF (FEUZ)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2021 at a meeting held on June 8, 2020. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on May 11, 2020 and June 8, 2020, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe;

Additional Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2020 (Unaudited)
performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on May 11, 2020, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the May meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8, 2020 meeting, as well as at the meeting held that day. The Board considered supplemental information provided by the Advisor on the operations of the Advisor and the performance of the Funds since the onset of the COVID-19 pandemic. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the May 11, 2020 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate payable by each Fund under the applicable Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the applicable Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board, at the May 11, 2020 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rates overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information for periods ended December 31, 2019 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. With respect to NFTY, the Board noted that during 2018, shareholders of the Fund approved changes to the Fund’s investment objective and, effective April 17, 2018, the Fund changed its name and ticker symbol and began tracking the NIFTY 50 Equal Weight Index, and that the performance information included a blend of the old and new indexes.

Additional Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2020 (Unaudited)
With respect to each Fund other than FEUZ, the Board noted that during 2015, each such Fund changed its underlying index to an index developed and maintained by Nasdaq, Inc. using the AlphaDEX® stock selection methodology, and that the performance information included a blend of the old and new indexes. The Board considered the Advisor’s explanations of how the AlphaDEX® stock selection methodology impacts Fund performance in various market environments, and the Advisor’s statement that AlphaDEX® is designed to provide long-term outperformance. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a broad-based benchmark index, but given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor’s statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Funds. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2019 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board also considered the Advisor’s compensation for fund reporting services provided to each Fund pursuant to a separate Fund Reporting Services Agreement, which is paid from the unitary fee. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis. With regard to each of FKO, FCAN, FAUS and FHK, the Board noted that it had previously approved the reorganization of the Fund into FDT, subject to shareholder approval, and determined that the continuation of the Agreement for the Fund would allow the Fund to operate until completion of the reorganization and would provide for continuous operation of the Fund going forward in the event its shareholders do not approve the reorganization.
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors, L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee.
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the May 11, 2020 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from June 1, 2019 (the initial compliance date for certain requirements of Rule 22e-4) through the Liquidity Committee’s annual meeting held on March 20, 2020 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the

Additional Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2020 (Unaudited)
highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted any highly liquid investment minimums.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

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First Trust Exchange-Traded AlphaDEX® Fund II
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Items 6. Schedule of Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded AlphaDEX® Fund II

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	September 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 3, 2020

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	September 3, 2020

* Print the name and title of each signing officer under his or her signature.